Quarterly Holdings Report
for
Fidelity® SAI Total Bond Fund
May 31, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (SAI) - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with SAI.
STB-NPRT3-0722
1.9887631.103
Corporate Bonds - 32.9%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24		5,716,000	5,201,264
3.375% 8/15/26		9,252,000	6,974,480
			12,175,744
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		521,057	2,688,654
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		899,094	4,180,787
			6,869,441
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Digitalbridge Group, Inc. 5% 4/15/23		10,000	9,977

TOTAL CONVERTIBLE BONDS			19,055,162
Nonconvertible Bonds - 32.8%
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.0%
Altice France SA:
5.125% 1/15/29(d)		6,850,000	5,843,804
5.125% 7/15/29(d)		4,460,000	3,893,023
5.5% 1/15/28(d)		2,440,000	2,171,600
5.5% 10/15/29(d)		4,465,000	3,873,388
AT&T, Inc.:
2.55% 12/1/33		3,443,000	2,910,170
3.8% 12/1/57		8,798,000	7,255,689
4.3% 2/15/30		5,781,000	5,828,722
Axtel S.A.B. de CV 6.375% 11/14/24 (d)		149,000	139,315
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		17,324,000	16,284,560
Cablevision Lightpath LLC:
3.875% 9/15/27(d)		565,000	498,404
5.625% 9/15/28(d)		445,000	354,888
Colombia Telecomunicaciones SA 4.95% 7/17/30 (d)		300,000	261,510
Consolidated Communications, Inc. 5% 10/1/28 (d)		690,000	579,600
Frontier Communications Holdings LLC:
5% 5/1/28(d)		4,540,000	4,223,312
5.875% 10/15/27(d)		1,449,000	1,420,020
5.875% 11/1/29		1,740,000	1,468,160
6% 1/15/30(d)		1,500,000	1,273,665
6.75% 5/1/29(d)		2,025,000	1,784,754
8.75% 5/15/30(d)		1,485,000	1,565,561
IHS Holding Ltd. 5.625% 11/29/26 (d)		830,000	757,375
Iliad SA:
0.75% 2/11/24 (Reg. S)	EUR	7,000,000	7,228,384
1.5% 10/14/24 (Reg. S)	EUR	900,000	932,378
1.875% 2/11/28 (Reg. S)	EUR	900,000	821,965
Level 3 Financing, Inc.:
3.625% 1/15/29(d)		420,000	354,900
4.25% 7/1/28(d)		4,430,000	3,887,325
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (d)		880,000	818,400
Lumen Technologies, Inc.:
4.5% 1/15/29(d)		7,015,000	5,764,068
5.125% 12/15/26(d)		4,580,000	4,236,500
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
6% 2/15/28(d)		65,000	52,325
10.75% 6/1/28(d)		1,390,000	1,284,784
Qtel International Finance Ltd.:
2.625% 4/8/31(d)		670,000	591,275
3.25% 2/21/23(d)		645,000	645,806
5% 10/19/25(d)		360,000	372,834
Sable International Finance Ltd. 5.75% 9/7/27 (d)		1,590,000	1,498,527
Sprint Capital Corp.:
6.875% 11/15/28		2,499,000	2,827,069
8.75% 3/15/32		2,134,000	2,772,077
Telecom Italia Capital SA:
6% 9/30/34		1,165,000	1,029,709
7.2% 7/18/36		1,334,000	1,205,723
7.721% 6/4/38		300,000	271,152
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		709,000	684,362
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		4,000,000	3,740,000
Verizon Communications, Inc.:
2.1% 3/22/28		11,222,000	10,207,049
2.355% 3/15/32		23,500,000	20,239,545
2.55% 3/21/31		10,387,000	9,194,664
2.987% 10/30/56		12,327,000	9,142,990
3% 3/22/27		2,669,000	2,587,576
4.862% 8/21/46		14,509,000	15,147,527
5.012% 4/15/49		324,000	345,998
Windstream Escrow LLC 7.75% 8/15/28 (d)		6,435,000	5,926,571
Zayo Group Holdings, Inc.:
4% 3/1/27(d)		1,370,000	1,198,750
6.125% 3/1/28(d)		4,239,000	3,391,200
			180,788,953
Entertainment - 0.1%
Roblox Corp. 3.875% 5/1/30 (d)		2,985,000	2,648,889
The Walt Disney Co. 3.8% 3/22/30		20,840,000	20,669,005
			23,317,894
Interactive Media & Services - 0.0%
Baidu, Inc.:
1.72% 4/9/26		615,000	564,982
2.375% 10/9/30		345,000	291,804
Tencent Holdings Ltd.:
1.81% 1/26/26(d)		350,000	322,831
2.39% 6/3/30(d)		435,000	371,103
2.88% 4/22/31(d)		285,000	248,777
3.975% 4/11/29(d)		260,000	250,063
			2,049,560
Media - 1.8%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)		7,015,000	6,248,261
Altice Financing SA:
5% 1/15/28(d)		6,914,000	6,264,049
5.75% 8/15/29(d)		11,765,000	10,529,675
Altice France Holding SA 6% 2/15/28 (d)		6,284,000	5,239,285
Cable Onda SA 4.5% 1/30/30 (d)		970,000	891,369
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(d)		4,019,000	3,545,562
4.5% 8/15/30(d)		1,520,000	1,372,712
4.5% 5/1/32		3,429,000	3,016,834
4.5% 6/1/33(d)		2,355,000	2,026,678
5% 2/1/28(d)		10,200,000	9,882,117
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.4% 4/1/33		14,572,000	13,694,581
4.464% 7/23/22		3,707,000	3,707,961
4.908% 7/23/25		7,411,000	7,567,218
5.25% 4/1/53		20,184,000	18,381,288
5.375% 5/1/47		18,624,000	17,091,830
5.5% 4/1/63		20,184,000	18,009,733
6.484% 10/23/45		5,093,000	5,258,329
Comcast Corp. 6.45% 3/15/37		797,000	978,105
CSC Holdings LLC:
4.125% 12/1/30(d)		1,490,000	1,279,165
4.625% 12/1/30(d)		5,107,000	4,009,506
5.375% 2/1/28(d)		3,315,000	3,149,250
5.75% 1/15/30(d)		2,455,000	2,051,791
7.5% 4/1/28(d)		3,269,000	3,040,497
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		8,145,000	2,687,850
Discovery Communications LLC:
3.625% 5/15/30		7,624,000	7,044,824
4.65% 5/15/50		20,572,000	17,316,311
Dolya Holdco 18 DAC 5% 7/15/28 (d)		1,200,000	1,099,038
Fox Corp.:
4.03% 1/25/24		2,489,000	2,525,242
4.709% 1/25/29		3,602,000	3,645,355
5.476% 1/25/39		3,552,000	3,631,035
Lagardere S.C.A.:
1.75% 10/7/27 (Reg. S)	EUR	1,100,000	1,123,739
2.125% 10/16/26 (Reg. S)	EUR	1,100,000	1,137,696
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (d)		1,125,000	1,023,469
Magallanes, Inc.:
3.428% 3/15/24(d)		8,648,000	8,595,165
3.638% 3/15/25(d)		4,736,000	4,676,054
3.755% 3/15/27(d)		9,262,000	8,989,700
4.054% 3/15/29(d)		3,210,000	3,075,288
4.279% 3/15/32(d)		8,121,000	7,590,258
5.05% 3/15/42(d)		7,082,000	6,401,218
5.141% 3/15/52(d)		10,680,000	9,555,845
News Corp. 5.125% 2/15/32 (d)		1,225,000	1,166,813
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26(d)		3,895,000	3,610,626
6.5% 9/15/28(d)		6,159,000	5,118,683
Sinclair Television Group, Inc. 5.5% 3/1/30 (d)		1,260,000	1,025,987
Sirius XM Radio, Inc.:
4% 7/15/28(d)		1,905,000	1,766,602
5% 8/1/27(d)		1,000,000	993,750
5.5% 7/1/29(d)		695,000	690,340
TEGNA, Inc.:
4.625% 3/15/28		1,410,000	1,381,095
5% 9/15/29		545,000	538,188
Time Warner Cable LLC:
4.5% 9/15/42		10,467,000	8,729,213
5.5% 9/1/41		4,708,000	4,385,759
5.875% 11/15/40		6,004,000	5,973,351
6.55% 5/1/37		17,014,000	17,979,401
7.3% 7/1/38		14,056,000	15,571,377
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (e)		2,133,000	1,208,211
Univision Communications, Inc.:
4.5% 5/1/29(d)		1,600,000	1,466,000
6.625% 6/1/27(d)		5,690,000	5,750,883
9.5% 5/1/25(d)		4,485,000	4,666,718
Virgin Media Secured Finance PLC 4.5% 8/15/30 (d)		4,900,000	4,433,030
VTR Finance BV 6.375% 7/15/28 (d)		450,000	378,396
Ziggo Bond Co. BV 5.125% 2/28/30 (d)		2,330,000	2,075,564
Ziggo BV 4.875% 1/15/30 (d)		1,265,000	1,171,453
			327,435,323
Wireless Telecommunication Services - 0.4%
AXIAN Telecom 7.375% 2/16/27 (d)		730,000	704,450
Bharti Airtel International BV 5.35% 5/20/24 (d)		845,000	867,340
CT Trust 5.125% 2/3/32 (d)		870,000	783,435
Digicel Group Ltd. 6.75% 3/1/23 (d)		404,000	290,880
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)		4,428,000	4,129,110
Millicom International Cellular SA 4.5% 4/27/31 (d)		835,000	717,683
MTN (Mauritius) Investments Ltd.:
4.755% 11/11/24(d)		405,000	401,659
6.5% 10/13/26(d)		456,000	465,206
Rogers Communications, Inc.:
3.2% 3/15/27(d)		9,947,000	9,672,042
3.8% 3/15/32(d)		8,681,000	8,233,801
T-Mobile U.S.A., Inc.:
3.75% 4/15/27		12,950,000	12,785,066
3.875% 4/15/30		23,000,000	22,117,956
4.375% 4/15/40		2,795,000	2,625,516
4.5% 4/15/50		5,491,000	5,107,265
VimpelCom Holdings BV 7.25% 4/26/23 (d)		625,000	512,500
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S)(f)	GBP	2,300,000	2,863,770
6.25% 10/3/78 (Reg. S)(f)		2,515,000	2,527,213
VTR Comunicaciones SpA:
4.375% 4/15/29(d)		310,000	237,150
5.125% 1/15/28(d)		858,000	697,554
			75,739,596
TOTAL COMMUNICATION SERVICES			609,331,326

CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.0%
Metalsa SA de CV 3.75% 5/4/31 (d)		660,000	492,236
Tupy Overseas SA 4.5% 2/16/31 (d)		660,000	542,355
Valeo SA 1% 8/3/28 (Reg. S)	EUR	2,100,000	1,837,494
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	800,000	756,528
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	1,800,000	1,625,271
			5,253,884
Automobiles - 0.1%
General Motors Financial Co., Inc.:
4% 1/15/25		6,564,000	6,581,298
4.25% 5/15/23		1,967,000	1,988,463
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 7.1766% 10/15/26 (d)(f)(g)		6,555,000	6,243,638
Volkswagen Group of America Finance LLC 3.125% 5/12/23 (d)		10,902,000	10,915,300
			25,728,699
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)		3,507,000	3,252,848
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		8,830,000	8,591,590
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		3,073,000	3,109,983
Service Corp. International:
4% 5/15/31		1,850,000	1,709,733
5.125% 6/1/29		2,440,000	2,441,911
Sotheby's 7.375% 10/15/27 (d)		6,195,000	6,050,250
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		5,130,000	5,088,242
			30,244,557
Hotels, Restaurants & Leisure - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30(d)		2,089,000	1,841,255
5.75% 4/15/25(d)		60,000	60,975
Accor SA 2.375% 11/29/28 (Reg. S)	EUR	1,300,000	1,233,308
Affinity Gaming LLC 6.875% 12/15/27 (d)		3,755,000	3,338,371
Aramark Services, Inc.:
5% 2/1/28(d)		1,338,000	1,303,212
6.375% 5/1/25(d)		275,000	281,841
Caesars Entertainment, Inc.:
4.625% 10/15/29(d)		1,420,000	1,211,544
6.25% 7/1/25(d)		2,405,000	2,436,265
8.125% 7/1/27(d)		14,810,000	15,064,732
Carnival Corp.:
4% 8/1/28(d)		1,330,000	1,205,778
5.75% 3/1/27(d)		5,150,000	4,557,750
6% 5/1/29(d)		3,870,000	3,270,150
6.65% 1/15/28		225,000	200,816
7.625% 3/1/26(d)		6,645,000	6,238,060
10.5% 6/1/30(d)		3,170,000	3,225,475
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (d)		3,230,000	2,799,118
GENM Capital Labuan Ltd. 3.882% 4/19/31 (d)		860,000	714,499
Golden Entertainment, Inc. 7.625% 4/15/26 (d)		6,550,000	6,582,750
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(d)		2,775,000	2,407,313
3.75% 5/1/29(d)		370,000	338,828
4% 5/1/31(d)		1,345,000	1,232,962
5.75% 5/1/28(d)		230,000	234,313
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (d)		795,000	700,689
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	4,260,000	5,163,730
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)		700,000	646,219
MajorDrive Holdings IV LLC 6.375% 6/1/29 (d)		1,080,000	826,762
Marriott Ownership Resorts, Inc.:
4.5% 6/15/29(d)		225,000	199,901
4.75% 1/15/28		775,000	713,000
6.125% 9/15/25(d)		396,000	402,285
McDonald's Corp.:
3.5% 7/1/27		3,551,000	3,515,195
3.6% 7/1/30		4,224,000	4,084,674
Melco Resorts Finance Ltd.:
5.375% 12/4/29(d)		1,374,000	997,145
5.75% 7/21/28(d)		1,984,000	1,522,720
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		1,200,000	1,086,975
NCL Corp. Ltd.:
3.625% 12/15/24(d)		2,730,000	2,449,288
5.875% 3/15/26(d)		670,000	603,670
7.75% 2/15/29(d)		1,460,000	1,312,175
NCL Finance Ltd. 6.125% 3/15/28 (d)		475,000	399,349
Premier Entertainment Sub LLC:
5.625% 9/1/29(d)		4,350,000	3,447,375
5.875% 9/1/31(d)		916,000	716,972
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26(d)		2,850,000	2,432,789
5.375% 7/15/27(d)		1,095,000	929,899
5.5% 8/31/26(d)		3,920,000	3,439,800
5.5% 4/1/28(d)		3,635,000	3,067,613
9.125% 6/15/23(d)		130,000	132,600
10.875% 6/1/23(d)		615,000	639,637
Station Casinos LLC 4.5% 2/15/28 (d)		1,190,000	1,076,858
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (d)		352,000	337,040
Times Square Hotel Trust 8.528% 8/1/26 (d)		442,043	444,037
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)		475,000	408,500
Voc Escrow Ltd. 5% 2/15/28 (d)		1,115,000	989,563
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	2,210,000	2,585,556
3.375% 10/16/25 (Reg. S)	GBP	3,300,000	4,111,815
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)		1,345,000	1,269,169
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)		2,407,000	2,214,633
Wynn Macau Ltd. 5.5% 10/1/27 (d)		2,885,000	2,221,450
Yum! Brands, Inc. 4.625% 1/31/32		2,570,000	2,413,153
			117,281,551
Household Durables - 0.0%
Adams Homes, Inc. 7.5% 2/15/25 (d)		280,000	271,545
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (d)		690,000	593,711
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	1,950,000	1,950,664
TopBuild Corp. 4.125% 2/15/32 (d)		2,570,000	2,267,447
			5,083,367
Internet & Direct Marketing Retail - 0.1%
Alibaba Group Holding Ltd. 2.125% 2/9/31		635,000	527,685
B2W Digital Lux SARL 4.375% 12/20/30 (d)		1,260,000	1,010,599
JD.com, Inc. 3.375% 1/14/30		1,220,000	1,119,594
Meituan:
2.125% 10/28/25(d)		745,000	669,055
3.05% 10/28/30(d)		665,000	503,447
Prosus NV:
3.257% 1/19/27(d)		500,000	447,500
3.68% 1/21/30(d)		615,000	517,369
4.027% 8/3/50(d)		860,000	593,400
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		2,314,000	2,099,955
			7,488,604
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24		8,864,000	8,820,996

Multiline Retail - 0.1%
John Lewis PLC 6.125% 1/21/25	GBP	4,391,000	5,786,283
Marks & Spencer PLC:
3.75% 5/19/26 (Reg. S)	GBP	2,645,000	3,098,110
4.5% 7/10/27 (Reg. S)	GBP	1,600,000	1,842,770
Nordstrom, Inc.:
4.25% 8/1/31		1,160,000	977,892
4.375% 4/1/30		775,000	677,722
			12,382,777
Specialty Retail - 0.4%
AutoNation, Inc. 4.75% 6/1/30		1,671,000	1,630,680
AutoZone, Inc.:
3.625% 4/15/25		2,398,000	2,399,837
4% 4/15/30		11,145,000	10,834,015
Bath & Body Works, Inc.:
5.25% 2/1/28		295,000	281,725
6.625% 10/1/30(d)		455,000	454,188
6.694% 1/15/27		1,080,000	1,074,600
Carvana Co.:
4.875% 9/1/29(d)		950,000	627,000
5.5% 4/15/27(d)		1,550,000	1,110,762
5.625% 10/1/25(d)		2,405,000	2,118,565
5.875% 10/1/28(d)		390,000	274,217
10.25% 5/1/30(d)		1,200,000	1,071,000
Foot Locker, Inc. 4% 10/1/29 (d)		2,490,000	2,049,544
LBM Acquisition LLC 6.25% 1/15/29 (d)		2,695,000	2,089,910
Lowe's Companies, Inc.:
3.35% 4/1/27		1,437,000	1,409,697
3.75% 4/1/32		4,423,000	4,217,537
4.25% 4/1/52		18,092,000	16,459,580
4.45% 4/1/62		20,496,000	18,526,340
4.5% 4/15/30		8,031,000	8,142,250
Michaels Companies, Inc.:
5.25% 5/1/28(d)		1,020,000	838,950
7.875% 5/1/29(d)		785,000	562,523
O'Reilly Automotive, Inc. 4.2% 4/1/30		2,481,000	2,429,648
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	1,900,000	1,785,250
			80,387,818
Textiles, Apparel & Luxury Goods - 0.0%
Kontoor Brands, Inc. 4.125% 11/15/29 (d)		410,000	348,750
Levi Strauss & Co. 3.5% 3/1/31 (d)		1,670,000	1,465,425
Wolverine World Wide, Inc. 4% 8/15/29 (d)		2,280,000	1,891,042
			3,705,217
TOTAL CONSUMER DISCRETIONARY			296,377,470

CONSUMER STAPLES - 1.8%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		13,110,000	13,269,840
4.9% 2/1/46		16,343,000	16,297,146
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		18,100,000	17,437,297
4.35% 6/1/40		7,470,000	7,053,322
4.5% 6/1/50		20,000,000	19,023,392
4.75% 4/15/58		10,214,000	9,730,914
5.45% 1/23/39		9,200,000	9,818,574
5.55% 1/23/49		21,036,000	22,797,281
5.8% 1/23/59 (Reg. S)		22,287,000	25,085,926
Central American Bottling Corp. 5.25% 4/27/29 (d)		645,000	613,677
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)		3,720,000	3,255,856
The Coca-Cola Co.:
3.375% 3/25/27		13,095,000	13,169,993
3.45% 3/25/30		7,303,000	7,237,103
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		6,670,000	5,213,205
			170,003,526
Food & Staples Retailing - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(d)		7,345,000	6,392,427
4.875% 2/15/30(d)		1,820,000	1,696,995
C&S Group Enterprises LLC 5% 12/15/28 (d)		4,885,000	4,056,405
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (d)		1,665,000	1,694,450
Performance Food Group, Inc. 5.5% 10/15/27 (d)		1,294,000	1,272,701
Sysco Corp.:
5.95% 4/1/30		4,765,000	5,225,338
6.6% 4/1/50		7,190,000	8,775,243
U.S. Foods, Inc.:
4.625% 6/1/30(d)		580,000	532,440
4.75% 2/15/29(d)		1,635,000	1,534,734
			31,180,733
Food Products - 0.3%
Adecoagro SA 6% 9/21/27 (d)		1,125,000	1,082,672
Camposol SA 6% 2/3/27 (d)		325,000	280,304
Darling Ingredients, Inc. 6% 6/15/30 (d)		810,000	810,000
JBS Finance Luxembourg SARL:
2.5% 1/15/27(d)		18,135,000	16,224,124
3.625% 1/15/32(d)		3,395,000	2,875,871
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (d)		2,460,000	2,539,193
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32(d)		18,025,000	14,803,031
5.5% 1/15/30(d)		5,555,000	5,388,350
6.5% 4/15/29(d)		2,400,000	2,430,000
JDE Peet's BV 2.25% 9/24/31 (d)		3,800,000	3,041,201
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (d)		3,310,000	3,065,888
Post Holdings, Inc.:
4.625% 4/15/30(d)		1,255,000	1,125,773
5.5% 12/15/29(d)		1,969,000	1,874,852
TreeHouse Foods, Inc. 4% 9/1/28		735,000	635,775
			56,177,034
Personal Products - 0.0%
GSK Consumer Healthcare Capital 2.125% 3/29/34 (Reg. S)	EUR	1,900,000	1,889,913
Natura Cosmeticos SA 4.125% 5/3/28 (d)		970,000	875,001
			2,764,914
Tobacco - 0.4%
Altria Group, Inc.:
4.25% 8/9/42		10,924,000	8,772,394
4.5% 5/2/43		7,299,000	5,968,054
4.8% 2/14/29		1,994,000	1,992,065
5.375% 1/31/44		13,161,000	12,446,673
5.95% 2/14/49		2,582,000	2,483,253
BAT International Finance PLC 2.25% 6/26/28 (Reg. S)	GBP	4,845,000	5,272,108
Imperial Tobacco Finance PLC:
3.5% 2/11/23(d)		850,000	847,908
3.5% 7/26/26(d)		8,401,000	8,029,894
4.25% 7/21/25(d)		6,702,000	6,652,239
Reynolds American, Inc.:
4.45% 6/12/25		5,354,000	5,422,616
5.7% 8/15/35		1,538,000	1,525,151
5.85% 8/15/45		12,953,000	11,859,239
6.15% 9/15/43		1,637,000	1,569,630
7.25% 6/15/37		1,835,000	1,990,492
			74,831,716
TOTAL CONSUMER STAPLES			334,957,923

ENERGY - 4.5%
Energy Equipment & Services - 0.1%
CGG SA 8.75% 4/1/27 (d)		1,750,000	1,671,250
Guara Norte SARL 5.198% 6/15/34 (d)		714,857	605,931
Halliburton Co.:
3.8% 11/15/25		86,000	86,820
4.85% 11/15/35		3,103,000	3,145,071
Oleoducto Central SA 4% 7/14/27 (d)		850,000	756,500
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		1,449,000	1,500,440
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		235,000	233,796
6.95% 3/18/30 (Reg. S)		400,000	412,200
Technip Energies NV 1.125% 5/28/28	EUR	2,555,000	2,259,377
The Oil and Gas Holding Co.:
7.5% 10/25/27(d)		903,000	919,818
7.625% 11/7/24(d)		1,250,000	1,300,625
8.375% 11/7/28(d)		260,000	279,793
Transocean Guardian Ltd. 5.875% 1/15/24 (d)		2,267,925	2,168,658
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (d)		171,000	169,290
Transocean Pontus Ltd. 6.125% 8/1/25 (d)		467,400	455,715
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)		1,068,750	1,015,313
Transocean Proteus Ltd. 6.25% 12/1/24 (d)		210,000	203,700
Transocean Sentry Ltd. 5.375% 5/15/23 (d)		1,928,151	1,869,974
			19,054,271
Oil, Gas & Consumable Fuels - 4.4%
Apache Corp. 4.25% 1/15/30		555,000	535,742
Canacol Energy Ltd. 5.75% 11/24/28 (d)		530,000	468,719
Canadian Natural Resources Ltd.:
3.9% 2/1/25		9,072,000	9,103,398
5.85% 2/1/35		3,955,000	4,130,965
Cenovus Energy, Inc.:
3.75% 2/15/52		12,540,000	10,053,148
4.25% 4/15/27		20,003,000	20,057,480
5.4% 6/15/47		2,296,000	2,340,744
6.75% 11/15/39		4,278,000	4,818,266
Citgo Holding, Inc. 9.25% 8/1/24 (d)		675,000	671,173
Citgo Petroleum Corp.:
6.375% 6/15/26(d)		8,045,000	7,924,325
7% 6/15/25(d)		5,270,000	5,285,810
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)		2,965,000	2,846,400
Columbia Pipeline Group, Inc. 4.5% 6/1/25		1,708,000	1,751,462
Comstock Resources, Inc.:
5.875% 1/15/30(d)		2,405,000	2,294,995
6.75% 3/1/29(d)		4,025,000	4,019,345
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27(d)		8,202,000	7,913,290
5.75% 4/1/25		3,991,000	3,957,077
6% 2/1/29(d)		4,880,000	4,604,036
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29(d)		940,000	926,133
5.625% 10/15/25(d)		180,000	181,393
CVR Energy, Inc.:
5.25% 2/15/25(d)		7,230,000	7,104,198
5.75% 2/15/28(d)		5,298,000	5,032,835
DCP Midstream Operating LP:
3.875% 3/15/23		2,008,000	2,006,307
5.85% 5/21/43(d)(f)		9,176,000	8,051,940
6.45% 11/3/36(d)		4,987,000	5,211,415
Delek Logistics Partners LP 7.125% 6/1/28 (d)		3,517,000	3,412,862
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (d)		1,270,000	1,282,700
DT Midstream, Inc. 4.125% 6/15/29 (d)		1,165,000	1,090,877
EG Global Finance PLC:
6.75% 2/7/25(d)		2,905,000	2,828,744
8.5% 10/30/25(d)		4,855,000	4,858,776
EIG Pearl Holdings SARL 3.545% 8/31/36 (d)		1,505,000	1,331,624
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)		3,283,000	3,289,771
Enbridge, Inc.:
4% 10/1/23		5,655,000	5,715,712
4.25% 12/1/26		2,805,000	2,833,214
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)		2,199,000	2,242,606
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (d)		845,000	796,413
Energean PLC 6.5% 4/30/27 (d)		770,000	728,035
Energy Transfer LP:
3.75% 5/15/30		4,728,000	4,396,468
3.9% 5/15/24(f)		1,542,000	1,540,772
4.2% 9/15/23		2,098,000	2,123,412
4.25% 3/15/23		2,044,000	2,055,768
4.5% 4/15/24		2,483,000	2,517,177
4.95% 6/15/28		7,159,000	7,260,087
5% 5/15/50		13,647,000	12,282,845
5.25% 4/15/29		4,040,000	4,134,236
5.4% 10/1/47		18,419,000	16,954,263
5.8% 6/15/38		3,992,000	3,936,256
6% 6/15/48		2,599,000	2,569,556
6.25% 4/15/49		2,774,000	2,830,376
EnLink Midstream LLC 5.625% 1/15/28 (d)		4,500,000	4,471,875
EQM Midstream Partners LP:
6.5% 7/1/27(d)		1,010,000	1,010,000
7.5% 6/1/27(d)		650,000	650,000
7.5% 6/1/30(d)		650,000	650,000
Exxon Mobil Corp. 3.482% 3/19/30		31,960,000	31,454,121
FEL Energy VI SARL 5.75% 12/1/40 (d)		400,397	306,379
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34(d)		518,864	454,001
2.625% 3/31/36(d)		1,515,000	1,269,949
GeoPark Ltd. 6.5% 9/21/24 (d)		504,000	514,175
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		1,885,000	1,773,143
7% 8/1/27		3,737,000	3,630,869
Golar LNG Ltd. 7% 10/20/25 (d)		1,365,000	1,327,463
Harvest Midstream I LP 7.5% 9/1/28 (d)		765,000	767,459
Hess Corp.:
4.3% 4/1/27		11,010,000	10,985,740
5.6% 2/15/41		2,958,000	3,013,143
5.8% 4/1/47		8,637,000	9,089,640
7.125% 3/15/33		2,041,000	2,358,487
7.3% 8/15/31		2,651,000	3,075,150
Hess Midstream Partners LP:
4.25% 2/15/30(d)		780,000	714,831
5.125% 6/15/28(d)		2,915,000	2,878,227
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29(d)		555,000	543,739
6.25% 11/1/28(d)		555,000	559,163
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		1,380,000	1,297,028
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (d)		510,000	510,000
KazMunaiGaz National Co.:
3.5% 4/14/33(d)		495,000	379,418
4.75% 4/24/25(d)		152,000	144,324
5.75% 4/19/47(d)		250,000	211,531
Kinder Morgan Energy Partners LP:
3.45% 2/15/23		3,804,000	3,814,763
5.5% 3/1/44		15,589,000	14,766,009
6.55% 9/15/40		686,000	746,544
Kinder Morgan, Inc.:
5.05% 2/15/46		1,762,000	1,662,045
5.55% 6/1/45		4,783,000	4,815,212
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		2,305,000	2,198,106
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S)(d)		535,000	536,209
6.125% 6/30/25 (Reg. S)(d)		885,000	879,938
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (d)		895,000	797,669
Medco Laurel Tree Pte Ltd. 6.95% 11/12/28 (d)		890,000	825,475
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		155,000	151,125
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (d)		700,000	687,663
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(e)		4,592,000	0
MPLX LP:
4.5% 7/15/23		3,588,000	3,630,563
4.8% 2/15/29		2,198,000	2,228,492
4.875% 12/1/24		4,860,000	4,972,596
5.5% 2/15/49		6,593,000	6,573,317
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)		505,000	458,020
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		955,000	525,250
7.625% 11/8/26(d)		305,000	102,328
New Fortress Energy, Inc.:
6.5% 9/30/26(d)		11,635,000	11,330,279
6.75% 9/15/25(d)		12,509,000	12,308,105
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)		8,535,000	7,997,679
NGL Energy Partners LP/NGL Energy Finance Corp. 7.5% 11/1/23		1,550,000	1,428,356
Nostrum Oil & Gas Finance BV 8% 7/25/22 (d)(e)		4,009,000	804,306
Occidental Petroleum Corp.:
5.55% 3/15/26		8,636,000	8,994,912
6.45% 9/15/36		8,786,000	9,828,635
6.6% 3/15/46		10,444,000	11,801,720
7.5% 5/1/31		14,524,000	17,414,349
7.875% 9/15/31		465,000	563,071
8.875% 7/15/30		1,595,000	1,992,155
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (d)		8,070,000	8,382,713
Petrobras Global Finance BV:
6.75% 6/3/50		660,000	607,200
6.875% 1/20/40		895,000	888,288
Petroleos de Venezuela SA:
5.375% 4/12/27(e)		353,900	19,022
6% 5/16/24(d)(e)		1,847,331	92,367
6% 11/15/26(d)(e)		1,619,833	80,992
12.75% 12/31/49(d)(e)		98,000	4,900
Petroleos Mexicanos:
2.5% 11/24/22 (Reg. S)	EUR	1,702,000	1,825,355
3.5% 1/30/23		890,000	888,665
4.5% 1/23/26		13,054,000	12,171,550
4.875% 1/18/24		2,674,000	2,680,685
5.95% 1/28/31		36,690,000	30,493,059
6.35% 2/12/48		31,726,000	21,981,359
6.49% 1/23/27		14,935,000	14,265,912
6.5% 3/13/27		43,009,000	41,028,005
6.5% 6/2/41		255,000	186,683
6.625% 6/15/35		2,892,000	2,315,335
6.7% 2/16/32		11,217,000	9,662,212
6.75% 9/21/47		17,753,000	12,723,575
6.84% 1/23/30		33,047,000	29,577,065
6.875% 10/16/25		575,000	573,563
6.95% 1/28/60		15,538,000	11,148,515
7.69% 1/23/50		30,133,000	23,353,075
Petronas Capital Ltd. 3.5% 4/21/30 (d)		335,000	321,371
Phillips 66 Co.:
3.7% 4/6/23		1,014,000	1,019,368
3.85% 4/9/25		1,307,000	1,321,151
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		2,689,000	2,487,473
3.6% 11/1/24		2,794,000	2,780,133
PT Adaro Indonesia 4.25% 10/31/24 (d)		1,080,000	1,056,578
Qatar Petroleum:
1.375% 9/12/26(d)		1,605,000	1,478,606
2.25% 7/12/31(d)		1,615,000	1,433,313
3.125% 7/12/41(d)		880,000	734,140
3.3% 7/12/51(d)		900,000	734,513
Rockies Express Pipeline LLC:
4.8% 5/15/30(d)		110,000	96,525
4.95% 7/15/29(d)		1,290,000	1,221,636
6.875% 4/15/40(d)		490,000	436,619
SA Global Sukuk Ltd. 1.602% 6/17/26 (d)		1,915,000	1,773,769
Sabine Pass Liquefaction LLC 4.5% 5/15/30		17,428,000	17,368,657
Saudi Arabian Oil Co.:
1.625% 11/24/25(d)		1,350,000	1,265,625
3.5% 4/16/29(d)		2,980,000	2,912,652
4.25% 4/16/39(d)		1,665,000	1,594,238
4.375% 4/16/49(d)		555,000	523,781
Sibur Securities DAC 2.95% 7/8/25 (d)		330,000	99,000
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26(d)		530,000	491,511
2.7% 5/13/30(d)		325,000	294,902
SM Energy Co. 5.625% 6/1/25		1,430,000	1,424,423
Southwestern Energy Co. 4.75% 2/1/32		1,170,000	1,143,429
SUEK Securities DAC 3.375% 9/15/26 (d)(e)		1,250,000	62,500
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		1,440,000	1,340,640
5.875% 3/15/28		1,270,000	1,269,424
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(d)		2,843,000	2,638,133
6% 3/1/27(d)		9,350,000	9,119,523
6% 12/31/30(d)		2,630,000	2,368,447
6% 9/1/31(d)		2,615,000	2,305,980
7.5% 10/1/25(d)		930,000	957,900
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		955,000	749,675
The Williams Companies, Inc.:
3.5% 11/15/30		18,443,000	17,148,186
3.9% 1/15/25		9,678,000	9,694,475
4% 9/15/25		1,089,000	1,092,674
4.3% 3/4/24		14,855,000	15,075,718
4.5% 11/15/23		2,658,000	2,700,278
4.55% 6/24/24		12,340,000	12,543,603
5.75% 6/24/44		6,964,000	7,247,401
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30		2,221,000	2,055,705
Tullow Oil PLC:
7% 3/1/25(d)		255,000	196,350
10.25% 5/15/26(d)		1,300,000	1,257,750
Uzbekneftegaz JSC 4.75% 11/16/28 (d)		200,000	160,300
Valero Energy Corp. 2.85% 4/15/25		506,000	495,765
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(d)		1,500,000	1,419,120
4.125% 8/15/31(d)		1,485,000	1,392,188
Western Gas Partners LP:
3.95% 6/1/25		1,764,000	1,728,720
4.65% 7/1/26		2,834,000	2,826,915
4.75% 8/15/28		2,108,000	2,087,426
YPF SA:
8.5% 3/23/25(d)		639,000	548,741
8.75% 4/4/24(d)		1,649,200	1,460,573
			804,085,510
TOTAL ENERGY			823,139,781

FINANCIALS - 12.4%
Banks - 4.8%
Access Bank PLC 6.125% 9/21/26 (d)		870,000	759,238
AIB Group PLC:
1.875% 11/19/29 (Reg. S)(f)	EUR	4,000,000	4,074,766
2.25% 4/4/28 (Reg. S)(f)	EUR	5,000,000	5,173,491
2.875% 5/30/31 (Reg. S)(f)	EUR	3,285,000	3,328,063
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (f)	EUR	1,750,000	1,646,901
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (d)		143,000	143,760
Bank of America Corp.:
2.299% 7/21/32(f)		18,130,000	15,239,286
3.3% 1/11/23		327,000	329,240
3.419% 12/20/28(f)		8,456,000	8,081,985
3.5% 4/19/26		7,461,000	7,405,059
3.705% 4/24/28(f)		11,813,000	11,544,828
3.864% 7/23/24(f)		24,740,000	24,910,834
3.95% 4/21/25		6,226,000	6,267,726
4.1% 7/24/23		4,167,000	4,251,661
4.2% 8/26/24		14,710,000	14,949,522
4.25% 10/22/26		5,344,000	5,403,579
4.376% 4/27/28(f)		20,000,000	20,150,060
4.45% 3/3/26		3,050,000	3,086,822
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S)(f)	EUR	5,545,000	5,294,499
2.029% 9/30/27(d)(f)		4,565,000	4,030,712
2.375% 10/14/29 (Reg. S)(f)	EUR	2,960,000	3,051,305
3.125% 9/19/27 (Reg. S)(f)	GBP	4,405,000	5,533,256
Barclays PLC:
2% 2/7/28 (Reg. S)(f)	EUR	1,865,000	1,993,694
2.852% 5/7/26(f)		17,739,000	17,059,682
4.375% 1/12/26		9,104,000	9,132,479
5.088% 6/20/30(f)		14,797,000	14,571,714
5.2% 5/12/26		6,970,000	7,083,736
BBVA Bancomer SA Texas Branch 6.75% 9/30/22 (d)		435,000	438,915
BNP Paribas SA:
2.159% 9/15/29(d)(f)		5,025,000	4,323,906
2.219% 6/9/26(d)(f)		15,515,000	14,580,543
2.5% 3/31/32 (Reg. S)(f)	EUR	3,800,000	3,883,454
BPCE SA 1.5% 1/13/42 (Reg. S) (f)	EUR	3,400,000	3,265,608
Citigroup, Inc.:
3.352% 4/24/25(f)		9,970,000	9,903,013
4.05% 7/30/22		1,925,000	1,932,134
4.3% 11/20/26		3,067,000	3,077,966
4.4% 6/10/25		18,137,000	18,333,783
4.412% 3/31/31(f)		22,342,000	22,075,017
4.45% 9/29/27		10,486,000	10,513,797
4.6% 3/9/26		4,812,000	4,878,831
4.91% 5/24/33(f)		22,079,000	22,673,447
5.5% 9/13/25		8,473,000	8,863,633
Citizens Financial Group, Inc. 2.638% 9/30/32		5,802,000	4,763,425
Commonwealth Bank of Australia 3.61% 9/12/34 (d)(f)		5,339,000	4,849,693
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22		11,142,000	11,188,669
Danske Bank A/S:
2.25% 1/14/28 (Reg. S)(f)	GBP	2,290,000	2,688,771
5.375% 1/12/24 (Reg. S)		5,350,000	5,467,558
Development Bank of Mongolia 7.25% 10/23/23 (d)		159,000	154,409
Discover Bank 4.2% 8/8/23		6,479,000	6,549,780
First Citizens Bank & Trust Co. 3.929% 6/19/24 (f)		2,695,000	2,707,599
Georgia Bank Joint Stock Co. 6% 7/26/23 (d)		1,289,000	1,263,059
HSBC Holdings PLC:
4.25% 3/14/24		2,247,000	2,273,684
4.95% 3/31/30		3,002,000	3,036,081
Intesa Sanpaolo SpA:
3.875% 7/14/27(d)		3,181,000	3,013,138
4.198% 6/1/32(d)(f)		2,306,000	1,888,801
5.017% 6/26/24(d)		9,000,000	8,949,940
5.71% 1/15/26(d)		32,489,000	32,725,930
JPMorgan Chase & Co.:
2.956% 5/13/31(f)		9,435,000	8,419,532
3.25% 9/23/22		6,686,000	6,714,239
3.797% 7/23/24(f)		25,215,000	25,358,792
3.875% 9/10/24		12,990,000	13,155,863
4.125% 12/15/26		11,765,000	11,830,710
4.323% 4/26/28(f)		25,000,000	25,222,748
4.452% 12/5/29(f)		20,700,000	20,842,516
4.493% 3/24/31(f)		30,800,000	31,100,270
Lloyds Banking Group PLC 1.985% 12/15/31 (f)	GBP	1,840,000	2,087,509
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		325,000	303,631
NatWest Group PLC:
2.105% 11/28/31 (Reg. S)(f)	GBP	3,085,000	3,506,722
3.073% 5/22/28(f)		9,805,000	9,136,416
3.619% 3/29/29 (Reg. S)(f)	GBP	2,830,000	3,498,071
3.622% 8/14/30 (Reg. S)(f)	GBP	1,055,000	1,288,859
4.8% 4/5/26		9,111,000	9,225,547
5.125% 5/28/24		25,230,000	25,620,997
6% 12/19/23		41,587,000	42,921,999
6.1% 6/10/23		15,243,000	15,568,290
6.125% 12/15/22		15,445,000	15,688,890
NatWest Markets PLC 2.375% 5/21/23 (d)		18,955,000	18,787,360
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (d)		122,000	61,000
Rabobank Nederland 4.375% 8/4/25		9,413,000	9,458,683
Societe Generale:
1.038% 6/18/25(d)(f)		36,500,000	34,287,625
1.488% 12/14/26(d)(f)		18,670,000	16,683,793
4.25% 4/14/25(d)		1,800,000	1,797,980
4.75% 11/24/25(d)		400,000	400,389
UniCredit SpA:
2.731% 1/15/32 (Reg. S)(f)	EUR	3,350,000	3,219,332
5.861% 6/19/32(d)(f)		1,500,000	1,431,056
Virgin Money UK PLC 5.125% 12/11/30 (Reg. S) (f)	GBP	1,840,000	2,326,036
Wells Fargo & Co.:
2.406% 10/30/25(f)		9,442,000	9,153,813
3.526% 3/24/28(f)		19,749,000	19,199,896
4.478% 4/4/31(f)		30,867,000	31,165,635
5.013% 4/4/51(f)		34,319,000	35,927,187
Westpac Banking Corp. 4.11% 7/24/34 (f)		7,550,000	7,078,246
			887,232,114
Capital Markets - 3.2%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		7,624,000	7,631,314
4.25% 2/15/24		5,321,000	5,401,932
Ares Capital Corp.:
3.875% 1/15/26		25,763,000	24,638,188
4.2% 6/10/24		17,909,000	17,976,107
AssuredPartners, Inc. 5.625% 1/15/29 (d)		1,015,000	883,598
Coinbase Global, Inc.:
3.375% 10/1/28(d)		3,175,000	2,320,893
3.625% 10/1/31(d)		4,355,000	2,939,625
Credit Suisse Group AG:
2.125% 11/15/29 (Reg. S)(f)	GBP	2,000,000	2,176,097
2.593% 9/11/25(d)(f)		21,556,000	20,620,589
3.75% 3/26/25		7,059,000	6,993,240
3.8% 6/9/23		13,301,000	13,357,078
3.869% 1/12/29(d)(f)		6,719,000	6,297,259
4.194% 4/1/31(d)(f)		21,526,000	19,941,631
4.207% 6/12/24(d)(f)		10,289,000	10,314,309
4.282% 1/9/28(d)		3,350,000	3,222,035
6.5% 8/8/23 (Reg. S)		9,135,000	9,317,700
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S)(f)	EUR	1,900,000	2,030,689
4% 6/24/32 (Reg. S)(f)	EUR	4,200,000	4,325,668
4.1% 1/13/26		3,085,000	3,068,959
4.5% 4/1/25		43,904,000	43,570,529
Deutsche Bank AG New York Branch:
3.3% 11/16/22		17,274,000	17,289,929
3.729% 1/14/32(f)		29,675,000	24,744,011
5.882% 7/8/31(f)		4,150,000	4,018,881
Goldman Sachs Group, Inc.:
2.383% 7/21/32(f)		18,352,000	15,417,456
3.2% 2/23/23		6,170,000	6,197,406
3.691% 6/5/28(f)		72,922,000	70,993,992
3.75% 5/22/25		7,259,000	7,298,284
3.8% 3/15/30		36,810,000	35,139,382
6.75% 10/1/37		3,974,000	4,646,357
Hightower Holding LLC 6.75% 4/15/29 (d)		2,885,000	2,434,322
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)		680,000	635,800
Moody's Corp.:
3.25% 1/15/28		4,181,000	4,031,814
3.75% 3/24/25		10,682,000	10,768,238
4.875% 2/15/24		3,926,000	4,032,248
Morgan Stanley:
3.125% 1/23/23		4,718,000	4,746,189
3.125% 7/27/26		39,505,000	38,393,916
3.622% 4/1/31(f)		21,065,000	20,064,615
3.737% 4/24/24(f)		45,366,000	45,561,350
4.21% 4/20/28(f)		20,000,000	20,033,227
4.431% 1/23/30(f)		8,668,000	8,716,861
4.875% 11/1/22		9,523,000	9,632,682
5% 11/24/25		15,462,000	15,999,172
UBS Group AG:
1.494% 8/10/27(d)(f)		11,454,000	10,213,184
4.125% 9/24/25(d)		6,852,000	6,892,701
			594,929,457
Consumer Finance - 2.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		21,930,000	20,558,424
2.45% 10/29/26		8,002,000	7,155,246
2.875% 8/14/24		12,392,000	11,995,393
3% 10/29/28		8,382,000	7,354,605
3.3% 1/30/32		8,966,000	7,565,518
4.125% 7/3/23		7,415,000	7,409,041
4.45% 4/3/26		6,213,000	6,078,811
4.875% 1/16/24		9,923,000	9,993,896
6.5% 7/15/25		7,728,000	8,066,489
Ally Financial, Inc.:
1.45% 10/2/23		4,483,000	4,381,823
3.05% 6/5/23		20,571,000	20,581,924
5.125% 9/30/24		4,357,000	4,494,250
5.75% 11/20/25		10,400,000	10,707,257
5.8% 5/1/25		11,179,000	11,687,304
8% 11/1/31		5,892,000	6,919,837
Capital One Financial Corp.:
2.6% 5/11/23		16,326,000	16,329,638
2.636% 3/3/26(f)		10,020,000	9,658,980
3.273% 3/1/30(f)		12,815,000	11,655,659
3.65% 5/11/27		29,451,000	28,674,130
3.8% 1/31/28		13,624,000	13,192,104
4.927% 5/10/28(f)		27,617,000	28,062,052
Discover Financial Services:
3.85% 11/21/22		12,648,000	12,724,950
3.95% 11/6/24		5,349,000	5,352,070
4.1% 2/9/27		6,829,000	6,768,254
4.5% 1/30/26		9,265,000	9,334,551
Ford Motor Credit Co. LLC:
2.9% 2/10/29		2,940,000	2,514,376
3.815% 11/2/27		1,170,000	1,080,055
4.063% 11/1/24		42,632,000	41,777,591
5.584% 3/18/24		12,456,000	12,603,927
OneMain Finance Corp.:
3.5% 1/15/27		2,320,000	2,064,220
3.875% 9/15/28		5,190,000	4,495,993
6.875% 3/15/25		1,000,000	1,016,320
7.125% 3/15/26		3,560,000	3,645,440
Shriram Transport Finance Co. Ltd.:
4.15% 7/18/25(d)		695,000	625,630
5.1% 7/16/23(d)		165,000	160,875
Synchrony Financial:
2.85% 7/25/22		3,141,000	3,142,060
3.95% 12/1/27		14,204,000	13,546,132
4.25% 8/15/24		11,783,000	11,802,494
4.375% 3/19/24		11,497,000	11,588,746
5.15% 3/19/29		21,450,000	21,185,100
Toyota Motor Credit Corp. 2.9% 3/30/23		16,253,000	16,294,809
			434,245,974
Diversified Financial Services - 0.8%
1MDB Global Investments Ltd. 4.4% 3/9/23		5,200,000	5,066,750
Blackstone Private Credit Fund:
4.7% 3/24/25(d)		38,436,000	37,467,226
4.875% 4/14/26	GBP	3,960,000	4,893,489
Brixmor Operating Partnership LP:
3.85% 2/1/25		5,199,000	5,189,698
4.05% 7/1/30		10,439,000	9,809,869
4.125% 6/15/26		8,538,000	8,496,218
4.125% 5/15/29		10,374,000	9,976,054
Equitable Holdings, Inc. 3.9% 4/20/23		1,202,000	1,211,745
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		3,375,000	3,060,315
5.25% 5/15/27		10,219,000	9,823,014
6.25% 5/15/26		8,660,000	8,715,869
Intercement Financial Operatio 5.75% 7/17/24 (d)		608,000	480,624
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	3,255,000	2,760,297
M&G PLC:
5.625% 10/20/51 (Reg. S)(f)	GBP	2,650,000	3,409,183
6.5% 10/20/48 (Reg. S)(f)		2,405,000	2,530,733
MDGH GMTN RSC Ltd. 2.875% 11/7/29 (d)		740,000	683,483
OEC Finance Ltd. 4.375% 10/25/29 pay-in-kind (d)		16,553	497
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (d)		12,849,000	12,966,134
Pine Street Trust I 4.572% 2/15/29 (d)		11,350,000	11,258,973
Pine Street Trust II 5.568% 2/15/49 (d)		11,300,000	11,423,795
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (d)		335,000	241,263
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)		2,770,000	2,437,600
			151,902,829
Insurance - 1.2%
AIA Group Ltd.:
0.88% 9/9/33 (Reg. S)(f)	EUR	1,160,000	1,055,737
3.375% 4/7/30(d)		15,590,000	14,879,564
Alliant Holdings Intermediate LLC:
4.25% 10/15/27(d)		3,470,000	3,286,290
6.75% 10/15/27(d)		11,008,000	10,624,922
American International Group, Inc. 2.5% 6/30/25		30,600,000	29,536,473
AmWINS Group, Inc. 4.875% 6/30/29 (d)		4,025,000	3,727,251
Cloverie PLC 4.5% 9/11/44 (Reg. S) (f)		13,795,000	13,581,178
Credit Agricole Assurances SA 4.75% 9/27/48 (f)	EUR	1,700,000	1,886,630
Demeter Investments BV:
5.625% 8/15/52 (Reg. S)(f)		2,769,000	2,693,185
5.75% 8/15/50 (Reg. S)(f)		7,415,000	7,319,554
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (f)	EUR	1,500,000	1,575,816
Five Corners Funding Trust II 2.85% 5/15/30 (d)		24,197,000	21,533,959
Liberty Mutual Group, Inc. 4.569% 2/1/29 (d)		4,589,000	4,620,468
Marsh & McLennan Companies, Inc. 4.375% 3/15/29		7,831,000	7,948,271
Metropolitan Life Global Funding I 3% 1/10/23 (d)		2,866,000	2,875,303
Pacific LifeCorp 5.125% 1/30/43 (d)		12,258,000	12,446,707
Pricoa Global Funding I 5.375% 5/15/45 (f)		6,348,000	6,192,119
Prudential PLC 2.95% 11/3/33 (Reg. S) (f)		6,730,000	5,913,516
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S)(f)	GBP	2,970,000	3,245,039
6.75% 12/2/44 (Reg. S)(f)		3,395,000	3,450,169
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (d)		485,000	465,115
SunAmerica, Inc.:
3.5% 4/4/25(d)		4,316,000	4,275,517
3.65% 4/5/27(d)		6,154,000	5,992,926
3.85% 4/5/29(d)		6,037,000	5,793,359
3.9% 4/5/32(d)		7,187,000	6,828,788
4.35% 4/5/42(d)		1,635,000	1,484,460
4.4% 4/5/52(d)		4,834,000	4,326,029
Swiss Re Finance Luxembourg SA 5% 4/2/49 (d)(f)		4,600,000	4,508,000
TIAA Asset Management Finance LLC 4.125% 11/1/24 (d)		2,195,000	2,219,642
Unum Group:
3.875% 11/5/25		7,835,000	7,798,282
4% 3/15/24		7,259,000	7,327,078
4% 6/15/29		8,872,000	8,589,411
5.75% 8/15/42		9,271,000	8,987,330
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (f)		2,500,000	2,100,000
			229,088,088
TOTAL FINANCIALS			2,297,398,462

HEALTH CARE - 1.6%
Biotechnology - 0.0%
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)		6,310,000	4,988,244
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)		2,130,000	1,946,288
			6,934,532
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc.:
3.875% 11/1/29(d)		2,915,000	2,705,820
4.625% 7/15/28(d)		1,280,000	1,246,118
Coloplast Finance BV 2.75% 5/19/30 (Reg. S)	EUR	3,150,000	3,409,710
Embecta Corp. 5% 2/15/30 (d)		800,000	714,240
Hologic, Inc.:
3.25% 2/15/29(d)		2,520,000	2,268,000
4.625% 2/1/28(d)		252,000	250,480
Teleflex, Inc. 4.25% 6/1/28 (d)		680,000	653,041
			11,247,409
Health Care Providers & Services - 1.1%
180 Medical, Inc. 3.875% 10/15/29 (d)		1,805,000	1,642,449
Aetna, Inc. 2.75% 11/15/22		729,000	730,085
AMN Healthcare 4% 4/15/29 (d)		2,270,000	2,066,870
Anthem, Inc. 3.3% 1/15/23		2,338,000	2,351,371
Cano Health, Inc. 6.25% 10/1/28 (d)		4,055,000	3,601,708
Centene Corp.:
2.45% 7/15/28		15,480,000	13,900,266
2.5% 3/1/31		2,000,000	1,697,021
2.625% 8/1/31		7,320,000	6,258,197
3.375% 2/15/30		7,780,000	7,138,150
4.25% 12/15/27		9,975,000	9,925,125
4.625% 12/15/29		13,170,000	12,979,562
Cigna Corp.:
3.05% 10/15/27		5,900,000	5,650,163
4.375% 10/15/28		11,163,000	11,334,305
4.8% 8/15/38		6,950,000	7,034,905
Community Health Systems, Inc.:
4.75% 2/15/31(d)		2,630,000	2,121,759
5.25% 5/15/30(d)		2,765,000	2,381,826
5.625% 3/15/27(d)		7,640,000	7,116,966
6% 1/15/29(d)		2,670,000	2,419,394
6.125% 4/1/30(d)		2,120,000	1,543,996
6.875% 4/15/29(d)		2,610,000	2,039,193
8% 3/15/26(d)		5,580,000	5,591,272
8% 12/15/27(d)		2,000,000	1,999,763
CVS Health Corp.:
3% 8/15/26		1,290,000	1,259,260
3.625% 4/1/27		3,769,000	3,753,326
4.78% 3/25/38		10,528,000	10,475,368
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (d)		4,865,000	4,226,469
HealthEquity, Inc. 4.5% 10/1/29 (d)		3,725,000	3,473,563
Humana, Inc. 3.7% 3/23/29		5,638,000	5,508,594
MEDNAX, Inc. 5.375% 2/15/30 (d)		1,365,000	1,199,180
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)		550,000	497,525
Molina Healthcare, Inc. 3.875% 11/15/30 (d)		1,095,000	1,009,262
Option Care Health, Inc. 4.375% 10/31/29 (d)		2,320,000	2,114,657
Owens & Minor, Inc. 4.5% 3/31/29 (d)		750,000	677,813
Radiology Partners, Inc. 9.25% 2/1/28 (d)		2,795,000	2,282,188
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		3,985,000	3,632,248
Sabra Health Care LP 3.2% 12/1/31		19,037,000	15,691,530
Tenet Healthcare Corp.:
4.25% 6/1/29(d)		2,965,000	2,785,469
4.375% 1/15/30(d)		3,880,000	3,620,040
4.625% 7/15/24		449,000	448,760
4.625% 6/15/28(d)		2,985,000	2,872,182
4.875% 1/1/26(d)		1,500,000	1,496,640
6.125% 10/1/28(d)		12,455,000	12,158,509
6.25% 2/1/27(d)		1,129,000	1,129,056
Toledo Hospital 5.325% 11/15/28		3,971,000	3,951,186
			195,787,171
Health Care Technology - 0.0%
Minerva Merger Sub, Inc. 6.5% 2/15/30 (d)		6,400,000	5,872,000

Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(d)		850,000	787,589
4.25% 5/1/28(d)		280,000	270,864
			1,058,453
Pharmaceuticals - 0.4%
Bausch Health Companies, Inc.:
5% 1/30/28(d)		1,835,000	1,171,088
5.5% 11/1/25(d)		265,000	249,871
7% 1/15/28(d)		2,960,000	2,020,200
9% 12/15/25(d)		352,000	299,094
Bayer AG:
3.75% 7/1/74 (Reg. S)(f)	EUR	2,200,000	2,368,239
4.5% 3/25/82 (Reg. S)(f)	EUR	2,600,000	2,707,214
Bayer U.S. Finance II LLC 4.25% 12/15/25 (d)		8,579,000	8,654,316
Catalent Pharma Solutions 3.5% 4/1/30 (d)		2,980,000	2,676,867
Elanco Animal Health, Inc.:
5.772% 8/28/23(f)		5,786,000	5,901,720
6.4% 8/28/28(f)		2,437,000	2,504,749
Jazz Securities DAC 4.375% 1/15/29 (d)		3,880,000	3,744,200
Mylan NV 4.55% 4/15/28		7,694,000	7,546,185
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(d)		3,935,000	3,772,799
5.125% 4/30/31(d)		1,595,000	1,533,393
Teva Pharmaceutical Finance Co. BV 2.95% 12/18/22		381,000	378,729
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/27		385,000	359,013
Utah Acquisition Sub, Inc. 3.95% 6/15/26		4,038,000	3,945,182
Valeant Pharmaceuticals International, Inc. 8.5% 1/31/27 (d)		795,000	631,548
Viatris, Inc.:
1.125% 6/22/22		6,439,000	6,437,449
1.65% 6/22/25		2,070,000	1,908,607
2.7% 6/22/30		10,521,000	8,797,490
3.85% 6/22/40		4,583,000	3,565,022
Zoetis, Inc. 3.25% 2/1/23		1,775,000	1,780,426
			72,953,401
TOTAL HEALTH CARE			293,852,966

INDUSTRIALS - 1.6%
Aerospace & Defense - 0.5%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (d)		3,311,000	3,303,888
Bombardier, Inc.:
6% 2/15/28(d)		2,490,000	2,073,448
7.125% 6/15/26(d)		5,860,000	5,343,529
7.5% 3/15/25(d)		4,584,000	4,403,944
7.875% 4/15/27(d)		7,675,000	7,027,422
BWX Technologies, Inc. 4.125% 6/30/28 (d)		4,170,000	3,773,516
DAE Funding LLC:
1.55% 8/1/24(d)		905,000	842,781
1.625% 2/15/24(d)		440,000	417,692
Embraer Netherlands Finance BV 5.05% 6/15/25		1,035,000	1,043,332
Moog, Inc. 4.25% 12/15/27 (d)		2,545,000	2,411,388
Rolls-Royce PLC 3.375% 6/18/26	GBP	3,505,000	3,986,822
The Boeing Co.:
5.04% 5/1/27		7,640,000	7,676,155
5.15% 5/1/30		7,640,000	7,595,604
5.705% 5/1/40		7,640,000	7,527,838
5.805% 5/1/50		7,600,000	7,478,081
5.93% 5/1/60		7,640,000	7,466,517
TransDigm, Inc.:
4.625% 1/15/29		5,080,000	4,554,576
5.5% 11/15/27		8,759,000	8,364,845
6.25% 3/15/26(d)		3,500,000	3,560,410
7.5% 3/15/27		959,000	975,864
8% 12/15/25(d)		150,000	156,468
			89,984,120
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41(d)		400,000	334,200
5.125% 8/11/61(d)		295,000	246,380
			580,580
Airlines - 0.0%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (d)		2,550,000	2,522,231
Azul Investments LLP:
5.875% 10/26/24(d)		1,107,000	949,253
7.25% 6/15/26(d)		375,000	300,938
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (d)		380,000	379,090
			4,151,512
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		6,100,000	5,856,000
Builders FirstSource, Inc. 4.25% 2/1/32 (d)		1,585,000	1,413,376
			7,269,376
Commercial Services & Supplies - 0.3%
ADT Corp. 4.125% 8/1/29 (d)		1,310,000	1,165,769
APX Group, Inc. 6.75% 2/15/27 (d)		1,165,000	1,175,485
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp. 4.625% 6/1/28 (d)		1,863,000	1,649,626
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)		6,554,000	5,394,073
CoreCivic, Inc.:
4.75% 10/15/27		3,333,000	2,879,944
8.25% 4/15/26		6,570,000	6,762,370
Covanta Holding Corp. 4.875% 12/1/29 (d)		1,410,000	1,240,384
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)		3,875,000	3,624,539
Madison IAQ LLC:
4.125% 6/30/28(d)		2,825,000	2,591,938
5.875% 6/30/29(d)		8,160,000	6,385,200
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29(d)		1,410,000	1,332,382
5.625% 10/1/28(d)		2,634,000	2,610,584
5.875% 10/1/30(d)		1,149,000	1,128,996
PowerTeam Services LLC 9.033% 12/4/25 (d)		630,000	497,700
Stericycle, Inc.:
3.875% 1/15/29(d)		2,080,000	1,888,432
5.375% 7/15/24(d)		2,455,000	2,456,154
The Bidvest Group UK PLC 3.625% 9/23/26 (d)		475,000	427,500
The GEO Group, Inc. 6% 4/15/26		1,220,000	1,009,446
			44,220,522
Construction & Engineering - 0.1%
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)		750,000	705,000
Indika Energy Capital III Pte. Ltd. 5.875% 11/9/24 (d)		370,000	362,785
Pike Corp. 5.5% 9/1/28 (d)		10,745,000	9,087,476
Railworks Holdings LP 8.25% 11/15/28 (d)		2,020,000	1,952,274
SRS Distribution, Inc.:
4.625% 7/1/28(d)		985,000	906,200
6% 12/1/29(d)		870,000	749,462
			13,763,197
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (d)		1,290,000	1,241,238

Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25% 2/1/27(d)		250,000	225,427
4.75% 6/15/29(d)		1,055,000	949,500
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (d)		645,000	598,560
			1,773,487
Machinery - 0.1%
Mueller Water Products, Inc. 4% 6/15/29 (d)		1,405,000	1,264,500
Vertical Holdco GmbH 7.625% 7/15/28 (d)		2,910,000	2,728,718
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)		7,310,000	7,127,250
			11,120,468
Marine - 0.0%
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25(d)		495,000	486,743
3.75% 4/6/27(d)		790,000	757,085
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)		310,000	313,294
Seaspan Corp. 5.5% 8/1/29 (d)		3,930,000	3,513,243
			5,070,365
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		1,290,000	1,207,763
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)		7,030,000	6,573,725
Science Applications International Corp. 4.875% 4/1/28 (d)		385,000	365,635
Thomson Reuters Corp. 3.85% 9/29/24		1,266,000	1,269,798
TriNet Group, Inc. 3.5% 3/1/29 (d)		2,865,000	2,554,176
			11,971,097
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	2,765,000	2,951,832
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (d)		175,000	162,039
Uber Technologies, Inc. 8% 11/1/26 (d)		3,915,000	4,046,172
			7,160,043
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.25% 1/15/23		2,669,000	2,649,063
3% 9/15/23		1,163,000	1,152,982
3.375% 7/1/25		13,572,000	13,152,857
4.25% 2/1/24		11,266,000	11,310,415
4.25% 9/15/24		4,366,000	4,368,652
Travis Perkins PLC:
3.75% 2/17/26 (Reg. S)	GBP	860,000	1,022,620
4.5% 9/7/23 (Reg. S)	GBP	1,329,000	1,663,721
			35,320,310
Transportation Infrastructure - 0.3%
Aeroporti di Roma SPA:
1.625% 2/2/29 (Reg. S)	EUR	1,015,000	951,758
1.75% 7/30/31 (Reg. S)	EUR	750,000	651,182
Autostrade per L'italia SpA 2.25% 1/25/32 (Reg. S)	EUR	2,750,000	2,406,543
Avolon Holdings Funding Ltd.:
2.875% 2/15/25(d)		12,030,000	11,311,775
3.95% 7/1/24(d)		4,160,000	4,066,613
4.25% 4/15/26(d)		3,220,000	3,080,793
4.375% 5/1/26(d)		9,092,000	8,750,753
5.25% 5/15/24(d)		7,670,000	7,698,800
5.5% 1/15/26(d)		7,243,000	7,228,592
DP World Crescent Ltd.:
3.7495% 1/30/30(d)		1,115,000	1,043,431
3.875% 7/18/29 (Reg. S)		800,000	757,600
DP World Ltd. 5.625% 9/25/48 (d)		585,000	553,656
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)		3,645,000	3,233,480
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	2,800,000	3,206,374
7.125% 2/14/24	GBP	3,465,000	4,599,698
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	1,000,000	902,845
			60,443,893
TOTAL INDUSTRIALS			294,070,208

INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.1%
Cellnex Finance Co. SA 1% 9/15/27 (Reg. S)	EUR	4,000,000	3,632,902
CommScope, Inc.:
4.75% 9/1/29(d)		1,006,000	890,617
6% 3/1/26(d)		5,125,000	5,009,688
7.125% 7/1/28(d)		1,780,000	1,504,598
8.25% 3/1/27(d)		545,000	479,464
HTA Group Ltd. 7% 12/18/25 (d)		835,000	809,950
SSL Robotics LLC 9.75% 12/31/23 (d)		268,000	282,405
			12,609,624
Electronic Equipment & Components - 0.2%
Dell International LLC/EMC Corp.:
5.45% 6/15/23		2,400,000	2,447,394
5.85% 7/15/25		2,748,000	2,888,064
6.02% 6/15/26		3,119,000	3,293,466
6.1% 7/15/27		5,045,000	5,383,757
6.2% 7/15/30		4,367,000	4,682,880
II-VI, Inc. 5% 12/15/29 (d)		4,115,000	3,857,813
TTM Technologies, Inc. 4% 3/1/29 (d)		5,530,000	4,891,034
			27,444,408
IT Services - 0.2%
Acuris Finance U.S. 5% 5/1/28 (d)		4,475,000	3,876,469
Arches Buyer, Inc.:
4.25% 6/1/28(d)		1,530,000	1,396,706
6.125% 12/1/28(d)		2,190,000	1,838,790
Block, Inc. 2.75% 6/1/26 (d)		1,500,000	1,383,488
CA Magnum Holdings 5.375% (d)(h)		945,000	867,628
Gartner, Inc.:
3.625% 6/15/29(d)		685,000	625,063
3.75% 10/1/30(d)		1,185,000	1,099,088
4.5% 7/1/28(d)		1,835,000	1,784,446
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(d)		1,395,000	1,287,759
5.25% 12/1/27(d)		1,695,000	1,684,355
Rackspace Hosting, Inc.:
3.5% 2/15/28(d)		2,245,000	1,958,459
5.375% 12/1/28(d)		15,649,000	12,372,725
Twilio, Inc. 3.875% 3/15/31		940,000	846,348
			31,021,324
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom, Inc.:
1.95% 2/15/28(d)		3,204,000	2,785,576
2.45% 2/15/31(d)		31,257,000	25,907,936
2.6% 2/15/33(d)		27,706,000	22,256,308
3.5% 2/15/41(d)		22,019,000	17,422,100
3.75% 2/15/51(d)		10,333,000	8,069,246
Entegris Escrow Corp. 4.75% 4/15/29 (d)		1,830,000	1,740,403
onsemi 3.875% 9/1/28 (d)		1,385,000	1,313,825
			79,495,394
Software - 0.4%
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		3,125,000	2,929,688
CDK Global, Inc. 5.25% 5/15/29 (d)		300,000	300,000
Clarivate Science Holdings Corp.:
3.875% 7/1/28(d)		695,000	630,331
4.875% 7/1/29(d)		705,000	631,328
Elastic NV 4.125% 7/15/29 (d)		2,820,000	2,467,915
Fair Isaac Corp. 4% 6/15/28 (d)		1,455,000	1,381,930
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		4,195,000	3,733,550
MicroStrategy, Inc. 6.125% 6/15/28 (d)		3,910,000	3,313,725
Open Text Corp. 3.875% 12/1/29 (d)		3,095,000	2,832,668
Oracle Corp.:
1.65% 3/25/26		12,241,000	11,145,698
2.3% 3/25/28		19,340,000	17,075,871
2.8% 4/1/27		14,371,000	13,335,258
2.875% 3/25/31		24,420,000	20,779,432
			80,557,394
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd.:
3.421% 11/2/30(d)		705,000	611,720
5.875% 4/24/25 (Reg. S)		200,000	208,155
			819,875
TOTAL INFORMATION TECHNOLOGY			231,948,019

MATERIALS - 0.7%
Chemicals - 0.4%
Braskem Idesa SAPI 7.45% 11/15/29 (d)		180,000	169,065
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (d)		12,132,000	12,641,760
CVR Partners LP 6.125% 6/15/28 (d)		1,470,000	1,405,790
Element Solutions, Inc. 3.875% 9/1/28 (d)		1,770,000	1,584,150
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (d)		890,000	820,180
Equate Petrochemical BV:
2.625% 4/28/28(d)		395,000	357,475
4.25% 11/3/26(d)		325,000	322,623
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26(d)		3,255,000	2,945,775
7% 12/31/27(d)		330,000	264,855
LSB Industries, Inc. 6.25% 10/15/28 (d)		2,910,000	2,876,127
MEGlobal Canada, Inc. 5% 5/18/25 (d)		625,000	634,688
Methanex Corp.:
5.125% 10/15/27		4,719,000	4,554,024
5.65% 12/1/44		1,614,000	1,282,323
NOVA Chemicals Corp.:
4.25% 5/15/29(d)		1,435,000	1,273,900
5% 5/1/25(d)		3,190,000	3,143,649
5.25% 6/1/27(d)		3,959,000	3,850,801
Nufarm Australia Ltd. 5% 1/27/30 (d)		1,850,000	1,684,148
OCP SA:
3.75% 6/23/31(d)		745,000	616,860
4.5% 10/22/25(d)		165,000	165,495
5.625% 4/25/24(d)		925,000	946,275
6.875% 4/25/44(d)		150,000	138,028
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(d)		1,410,000	1,284,341
6.25% 10/1/29(d)		1,635,000	1,289,060
Orbia Advance Corp. S.A.B. de CV 1.875% 5/11/26 (d)		890,000	798,664
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (d)		1,047,000	1,026,060
Sabic Capital I BV 2.15% 9/14/30 (Reg. S)		200,000	171,200
SABIC Capital II BV 4% 10/10/23 (d)		902,000	909,893
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		915,000	838,986
5.875% 3/27/24		970,000	970,000
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)		1,100,000	1,031,613
The Chemours Co. LLC:
4.625% 11/15/29(d)		2,555,000	2,309,081
5.375% 5/15/27		4,251,000	4,219,118
5.75% 11/15/28(d)		7,240,000	7,147,690
Valvoline, Inc. 4.25% 2/15/30 (d)		1,255,000	1,143,619
W.R. Grace Holding LLC 5.625% 8/15/29 (d)		2,205,000	1,808,100
			66,625,416
Construction Materials - 0.0%
CEMEX S.A.B. de CV 3.875% 7/11/31 (d)		340,000	284,784

Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28(d)		445,000	395,961
4% 9/1/29(d)		865,000	745,976
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (d)		1,370,000	1,278,169
Berry Global, Inc. 5.625% 7/15/27 (d)		1,000,000	993,180
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (d)		640,000	632,000
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)		610,000	542,729
Intertape Polymer Group, Inc. 4.375% 6/15/29 (d)		2,510,000	2,585,300
Sealed Air Corp. 5% 4/15/29 (d)		1,790,000	1,776,253
Trivium Packaging Finance BV:
5.5% 8/15/26(d)		4,023,000	3,997,917
8.5% 8/15/27(d)		4,905,000	4,822,886
			17,770,371
Metals & Mining - 0.2%
Allegheny Technologies, Inc.:
4.875% 10/1/29		2,115,000	1,904,834
5.875% 12/1/27		8,755,000	8,457,335
Antofagasta PLC:
2.375% 10/14/30(d)		1,005,000	822,844
5.625% 5/13/32(d)		360,000	365,400
Celtic Resources Holdings DAC 4.125% 10/9/24 (d)(e)		650,000	97,500
Commercial Metals Co. 4.125% 1/15/30		1,175,000	1,067,184
Compania de Minas Buenaventura SA 5.5% 7/23/26 (d)		200,000	184,350
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29(d)		155,000	139,578
3.15% 1/14/30(d)		405,000	366,981
3.7% 1/30/50(d)		945,000	762,674
Eldorado Gold Corp. 6.25% 9/1/29 (d)		2,805,000	2,502,235
Endeavour Mining PLC 5% 10/14/26 (d)		485,000	425,072
ERO Copper Corp. 6.5% 2/15/30 (d)		4,170,000	3,621,384
First Quantum Minerals Ltd.:
6.875% 10/15/27(d)		2,855,000	2,847,863
7.25% 4/1/23(d)		1,444,000	1,444,451
7.5% 4/1/25(d)		375,000	380,273
Fresnillo PLC 4.25% 10/2/50 (d)		505,000	399,360
Gcm Mining Corp. 6.875% 8/9/26 (d)		930,000	798,638
Gold Fields Orogen Holding BVI Ltd. 5.125% 5/15/24 (d)		225,000	228,274
HudBay Minerals, Inc. 4.5% 4/1/26 (d)		640,000	568,730
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)		2,000,000	2,030,000
JSW Steel Ltd. 3.95% 4/5/27 (d)		645,000	570,825
Kaiser Aluminum Corp.:
4.5% 6/1/31(d)		615,000	537,013
4.625% 3/1/28(d)		3,124,000	2,872,293
Metinvest BV:
7.75% 4/23/23(d)		927,000	559,850
8.5% 4/23/26 (Reg. S)		235,000	141,588
Mineral Resources Ltd. 8.5% 5/1/30 (d)		3,125,000	3,168,969
PMHC II, Inc. 9% 2/15/30 (d)		1,545,000	1,158,750
PT Freeport Indonesia:
4.763% 4/14/27(d)		315,000	315,367
5.315% 4/14/32(d)		530,000	517,704
6.2% 4/14/52(d)		365,000	347,440
PT Indonesia Asahan Aluminium Tbk:
4.75% 5/15/25(d)		170,000	170,444
5.45% 5/15/30(d)		660,000	667,590
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)		2,085,000	1,853,065
Stillwater Mining Co. 4% 11/16/26 (d)		1,140,000	1,026,000
TMK Capital SA 4.3% 2/12/27 (Reg. S)		600,000	90,000
Usiminas International SARL 5.875% 7/18/26 (d)		825,000	815,616
VM Holding SA 6.5% 1/18/28 (d)		765,000	768,490
Volcan Compania Minera SAA 4.375% 2/11/26 (d)		275,000	249,838
			45,245,802
Paper & Forest Products - 0.0%
Glatfelter Corp. 4.75% 11/15/29 (d)		980,000	704,659
SPA Holdings 3 OY 4.875% 2/4/28 (d)		3,275,000	2,870,480
			3,575,139
TOTAL MATERIALS			133,501,512

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		8,767,000	9,063,762
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (d)		795,000	673,763
American Homes 4 Rent LP:
2.375% 7/15/31		1,451,000	1,199,818
3.625% 4/15/32		6,608,000	6,028,391
Boston Properties, Inc.:
3.25% 1/30/31		8,522,000	7,631,989
4.5% 12/1/28		7,625,000	7,668,826
Corporate Office Properties LP:
2.25% 3/15/26		3,379,000	3,115,088
2.75% 4/15/31		2,288,000	1,923,286
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)		3,950,000	3,594,500
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (d)		625,000	568,346
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		2,678,000	2,395,910
3.5% 8/1/26		2,790,000	2,735,013
Healthpeak Properties, Inc.:
3.25% 7/15/26		1,156,000	1,129,139
3.5% 7/15/29		1,322,000	1,263,587
Hudson Pacific Properties LP 4.65% 4/1/29		15,534,000	15,471,014
Invitation Homes Operating Partnership LP 4.15% 4/15/32		9,940,000	9,485,382
iStar Financial, Inc.:
4.25% 8/1/25		560,000	552,300
4.75% 10/1/24		680,000	677,433
Kimco Realty Corp. 3.375% 10/15/22		990,000	991,232
Kite Realty Group Trust 4.75% 9/15/30		764,000	746,335
LXP Industrial Trust (REIT):
2.7% 9/15/30		3,649,000	3,086,552
4.4% 6/15/24		1,672,000	1,688,335
MPT Operating Partnership LP/MPT Finance Corp.:
2.5% 3/24/26	GBP	1,665,000	1,913,604
5% 10/15/27		9,185,000	9,093,343
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		12,150,000	9,643,333
3.375% 2/1/31		6,759,000	5,645,613
3.625% 10/1/29		11,904,000	10,470,300
4.375% 8/1/23		3,145,000	3,156,353
4.5% 1/15/25		3,878,000	3,868,477
4.5% 4/1/27		18,502,000	18,048,188
4.75% 1/15/28		10,700,000	10,355,212
4.95% 4/1/24		9,727,000	9,852,799
5.25% 1/15/26		10,610,000	10,753,809
Park Intermediate Holdings LLC 7.5% 6/1/25 (d)		560,000	580,285
Piedmont Operating Partnership LP 2.75% 4/1/32		2,906,000	2,342,145
Realty Income Corp.:
2.2% 6/15/28		1,564,000	1,406,333
2.85% 12/15/32		1,925,000	1,718,176
3.25% 1/15/31		2,129,000	1,994,467
3.4% 1/15/28		3,355,000	3,243,744
Retail Opportunity Investments Partnership LP:
4% 12/15/24		1,225,000	1,214,423
5% 12/15/23		737,000	745,861
RLJ Lodging Trust LP 3.75% 7/1/26 (d)		675,000	649,316
SBA Communications Corp. 3.125% 2/1/29		1,170,000	1,040,598
Senior Housing Properties Trust 9.75% 6/15/25		385,000	404,019
Service Properties Trust 7.5% 9/15/25		285,000	282,236
Simon Property Group LP 2.45% 9/13/29		3,576,000	3,148,974
SITE Centers Corp.:
3.625% 2/1/25		3,106,000	3,059,798
4.25% 2/1/26		10,537,000	10,443,928
Store Capital Corp.:
2.75% 11/18/30		3,880,000	3,299,332
4.625% 3/15/29		3,549,000	3,528,764
Sun Communities Operating LP:
2.3% 11/1/28		3,294,000	2,886,421
2.7% 7/15/31		8,306,000	7,021,405
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28(d)		6,225,000	5,561,477
6.5% 2/15/29(d)		18,695,000	15,610,325
Uniti Group, Inc.:
6% 1/15/30(d)		5,485,000	4,379,967
7.875% 2/15/25(d)		4,129,000	4,241,680
Ventas Realty LP:
3% 1/15/30		15,631,000	14,102,207
3.5% 2/1/25		2,163,000	2,145,177
3.75% 5/1/24		9,073,000	9,101,518
4% 3/1/28		3,986,000	3,920,228
4.125% 1/15/26		2,017,000	2,026,968
4.75% 11/15/30		21,238,000	21,551,718
VICI Properties LP:
4.375% 5/15/25		1,727,000	1,717,087
4.75% 2/15/28		13,710,000	13,562,618
4.95% 2/15/30		18,857,000	18,535,677
5.125% 5/15/32		1,886,000	1,870,120
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25(d)		90,000	86,045
4.25% 12/1/26(d)		130,000	123,451
4.625% 12/1/29(d)		270,000	253,800
Vornado Realty LP 2.15% 6/1/26		3,551,000	3,239,199
WP Carey, Inc.:
3.85% 7/15/29		2,566,000	2,456,186
4% 2/1/25		12,346,000	12,412,791
			360,399,496
Real Estate Management & Development - 0.5%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	2,635,000	2,065,027
ADLER Group SA:
1.875% 1/14/26 (Reg. S)	EUR	10,200,000	6,049,991
2.25% 4/27/27 (Reg. S)	EUR	900,000	498,344
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (f)	EUR	1,238,000	1,322,516
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	5,365,000	4,822,821
1.75% 3/12/29 (Reg. S)	EUR	2,480,000	2,296,568
2.625% 10/20/28 (Reg. S)	GBP	950,000	1,060,109
Brandywine Operating Partnership LP:
3.95% 2/15/23		10,562,000	10,594,792
3.95% 11/15/27		8,220,000	7,948,952
4.1% 10/1/24		7,423,000	7,484,769
4.55% 10/1/29		8,895,000	8,763,868
CBRE Group, Inc. 2.5% 4/1/31		10,439,000	8,783,851
Deutsche Annington Finance BV 5% 10/2/23 (d)		2,105,000	2,132,251
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		175,000	176,068
Essex Portfolio LP 3.875% 5/1/24		3,195,000	3,217,403
Greystar Real Estate Partners 5.75% 12/1/25 (d)		261,000	261,211
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	2,405,000	2,110,951
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	2,400,000	2,188,754
Howard Hughes Corp.:
4.125% 2/1/29(d)		2,990,000	2,744,283
4.375% 2/1/31(d)		990,000	878,427
Kennedy-Wilson, Inc. 4.75% 2/1/30		4,175,000	3,722,472
Post Apartment Homes LP 3.375% 12/1/22		467,000	467,926
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)		3,520,000	3,128,400
Samhallsbyggnadsbolaget I Norden AB:
1% 8/12/27 (Reg. S)	EUR	950,000	800,531
1.75% 1/14/25 (Reg. S)	EUR	1,271,000	1,266,157
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	1,300,000	1,246,452
Tanger Properties LP:
2.75% 9/1/31		8,621,000	7,009,537
3.125% 9/1/26		4,970,000	4,708,959
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	840,000	824,351
			98,575,741
TOTAL REAL ESTATE			458,975,237

UTILITIES - 1.5%
Electric Utilities - 0.8%
Adani Electricity Mumbai Ltd. 3.867% 7/22/31 (d)		470,000	386,528
Alabama Power Co. 3.05% 3/15/32		13,712,000	12,802,044
American Electric Power Co., Inc. 2.95% 12/15/22		1,791,000	1,793,815
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (f)	EUR	650,000	604,349
CEZ A/S 2.375% 4/6/27 (Reg. S)	EUR	750,000	782,707
Clearway Energy Operating LLC:
3.75% 2/15/31(d)		1,290,000	1,138,425
4.75% 3/15/28(d)		560,000	534,800
Cleco Corporate Holdings LLC 3.375% 9/15/29		6,938,000	6,306,839
Comision Federal de Electricid:
3.348% 2/9/31(d)		175,000	140,908
4.688% 5/15/29(d)		785,000	723,574
Duke Energy Corp. 2.45% 6/1/30		6,067,000	5,263,499
Duquesne Light Holdings, Inc.:
2.532% 10/1/30(d)		2,680,000	2,263,306
2.775% 1/7/32(d)		8,750,000	7,363,797
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (f)	EUR	1,900,000	1,657,109
Enel SpA 3.375% (Reg. S) (f)(h)	EUR	2,010,000	2,099,237
Entergy Corp. 2.8% 6/15/30		6,226,000	5,490,059
Eskom Holdings SOC Ltd.:
6.35% 8/10/28(d)		235,000	230,594
6.75% 8/6/23(d)		2,530,000	2,483,037
7.125% 2/11/25(d)		135,000	128,402
Eversource Energy 2.8% 5/1/23		5,482,000	5,470,484
Exelon Corp.:
2.75% 3/15/27(d)		3,035,000	2,881,616
3.35% 3/15/32(d)		3,685,000	3,377,801
4.05% 4/15/30		3,689,000	3,614,245
4.1% 3/15/52(d)		2,730,000	2,433,378
FirstEnergy Corp. 7.375% 11/15/31		21,162,000	24,991,687
InterGen NV 7% 6/30/23 (d)		4,030,000	3,888,950
IPALCO Enterprises, Inc. 3.7% 9/1/24		3,797,000	3,795,231
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (d)		835,000	765,635
Lamar Funding Ltd. 3.958% 5/7/25 (d)		835,000	797,582
Mong Duong Finance Holdings BV 5.125% 5/7/29 (d)		915,000	790,331
Monongahela Power Co. 4.1% 4/15/24 (d)		1,445,000	1,457,123
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (f)	EUR	4,745,000	4,448,107
NRG Energy, Inc.:
3.375% 2/15/29(d)		1,830,000	1,628,581
5.25% 6/15/29(d)		1,975,000	1,926,099
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)		1,726,072	1,726,072
PG&E Corp.:
5% 7/1/28		4,340,000	4,101,126
5.25% 7/1/30		5,870,000	5,415,016
Southern Co. 1.875% 9/15/81 (f)	EUR	5,105,000	4,487,027
SSE PLC 4.75% 9/16/77 (Reg. S) (f)		9,915,000	9,915,000
Vistra Operations Co. LLC:
5% 7/31/27(d)		1,875,000	1,834,322
5.625% 2/15/27(d)		2,730,000	2,731,365
			144,669,807
Gas Utilities - 0.0%
ENN Energy Holdings Ltd. 4.625% 5/17/27 (d)		890,000	901,784
Nakilat, Inc. 6.067% 12/31/33 (d)		679,371	731,725
Promigas SA ESP/Gases del Pacifico SAC 3.75% 10/16/29 (d)		485,000	413,099
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)		860,000	803,025
			2,849,633
Independent Power and Renewable Electricity Producers - 0.3%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		1,828,000	1,661,390
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (d)		345,000	261,941
Emera U.S. Finance LP 3.55% 6/15/26		2,935,000	2,868,407
Energo-Pro A/S 8.5% 2/4/27 (d)		340,000	324,700
EnfraGen Energia Sur SA 5.375% 12/30/30 (d)		1,415,000	991,462
Investment Energy Resources Ltd. 6.25% 4/26/29 (d)		705,000	665,696
RWE AG 2.75% 5/24/30 (Reg. S)	EUR	6,100,000	6,514,209
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		718,250	686,647
The AES Corp.:
3.3% 7/15/25(d)		18,728,000	18,225,715
3.95% 7/15/30(d)		16,328,000	15,147,486
			47,347,653
Multi-Utilities - 0.4%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49(d)		830,000	770,759
4.875% 4/23/30(d)		135,000	142,788
Berkshire Hathaway Energy Co. 4.05% 4/15/25		26,164,000	26,752,873
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		1,658,000	1,584,174
NiSource, Inc.:
2.95% 9/1/29		17,668,000	15,977,219
5.25% 2/15/43		4,623,000	4,558,819
5.8% 2/1/42		2,300,000	2,338,719
5.95% 6/15/41		3,281,000	3,452,248
Puget Energy, Inc.:
4.1% 6/15/30		7,332,000	6,992,282
4.224% 3/15/32		12,786,000	12,200,407
Sempra Energy 6% 10/15/39		5,447,000	6,052,441
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 3.5238% 5/15/67 (f)(g)		1,401,000	1,102,237
			81,924,966
Water Utilities - 0.0%
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	830,000	936,168
Southern Water Services Finance Ltd. 1.625% 3/30/27 (Reg. S)	GBP	1,013,000	1,189,709
			2,125,877
TOTAL UTILITIES			278,917,936

TOTAL NONCONVERTIBLE BONDS			6,052,470,840
TOTAL CORPORATE BONDS (Cost $6,391,797,041)			6,071,526,002

U.S. Treasury Obligations - 34.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	86,364,000	61,240,847
1.375% 8/15/50 (i)(j)	650,000	434,053
1.75% 8/15/41	111,477,000	86,664,659
1.875% 11/15/51	339,566,000	258,706,846
2% 11/15/41 (i)	219,450,000	178,200,258
2% 8/15/51	772,798,000	606,374,745
2.25% 8/15/46 (i)	148,800	122,132
2.25% 2/15/52 (k)	329,570,000	275,654,408
3% 2/15/47	245,214,000	232,847,934
5% 5/15/37 (i)	9,400	11,764
U.S. Treasury Notes:
0.25% 7/31/25	95,151,000	87,932,904
0.75% 3/31/26 (i)(j)	331,831,000	307,099,221
0.75% 4/30/26	430,000,000	397,346,875
0.75% 8/31/26	112,080,000	102,798,375
0.875% 6/30/26	260,480,000	241,025,400
1.125% 8/31/28	395,338,000	355,479,900
1.125% 2/15/31	136,465,000	118,452,686
1.25% 5/31/28	731,141,000	665,395,340
1.25% 9/30/28	158,340,000	143,322,441
1.375% 11/15/31	744,230,000	652,829,253
1.5% 11/30/28	75,000,000	68,815,430
1.625% 9/30/26	455,668,000	433,454,185
1.75% 1/31/29	146,464,000	136,480,419
1.875% 2/28/27	175,000,000	167,644,531
1.875% 2/15/32 (i)(l)	288,109,000	264,227,472
2.125% 5/31/26	313,445,000	305,412,972
2.25% 3/31/24 (j)	5,100,000	5,078,285
2.375% 4/30/26 (k)	84,892,000	83,595,407
2.5% 3/31/27 (k)	80,000,000	78,818,750
2.75% 2/15/28	54,737,100	54,382,164
2.875% 8/15/28	78,639,600	78,507,510
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,284,780,688)		6,448,357,166

U.S. Government Agency - Mortgage Securities - 14.3%
	Principal Amount (a)	Value ($)
Fannie Mae - 3.5%
12 month U.S. LIBOR + 1.440% 1.945% 4/1/37 (f)(g)	6,831	6,971
12 month U.S. LIBOR + 1.460% 1.856% 1/1/35 (f)(g)	7,394	7,558
12 month U.S. LIBOR + 1.480% 1.855% 7/1/34 (f)(g)	2,346	2,416
12 month U.S. LIBOR + 1.550% 1.803% 6/1/36 (f)(g)	5,434	5,630
12 month U.S. LIBOR + 1.560% 2.065% 3/1/37 (f)(g)	7,531	7,714
12 month U.S. LIBOR + 1.620% 1.93% 5/1/35 (f)(g)	15,805	16,284
12 month U.S. LIBOR + 1.620% 2.002% 3/1/33 (f)(g)	10,150	10,380
12 month U.S. LIBOR + 1.630% 1.815% 9/1/36 (f)(g)	6,657	6,863
12 month U.S. LIBOR + 1.630% 2.164% 11/1/36 (f)(g)	4,594	4,730
12 month U.S. LIBOR + 1.640% 2.05% 5/1/36 (f)(g)	11,997	12,384
12 month U.S. LIBOR + 1.640% 2.089% 6/1/47 (f)(g)	16,650	17,202
12 month U.S. LIBOR + 1.700% 2.379% 6/1/42 (f)(g)	13,891	14,389
12 month U.S. LIBOR + 1.730% 2.012% 3/1/40 (f)(g)	15,658	16,093
12 month U.S. LIBOR + 1.730% 2.377% 5/1/36 (f)(g)	11,497	11,911
12 month U.S. LIBOR + 1.750% 2% 8/1/41 (f)(g)	20,540	21,329
12 month U.S. LIBOR + 1.750% 2.134% 7/1/35 (f)(g)	5,152	5,293
12 month U.S. LIBOR + 1.780% 2.163% 2/1/36 (f)(g)	10,486	10,787
12 month U.S. LIBOR + 1.800% 2.05% 7/1/41 (f)(g)	9,256	9,622
12 month U.S. LIBOR + 1.800% 2.054% 12/1/40 (f)(g)	504,716	522,976
12 month U.S. LIBOR + 1.800% 2.054% 1/1/42 (f)(g)	54,336	56,059
12 month U.S. LIBOR + 1.810% 2.06% 12/1/39 (f)(g)	11,597	11,926
12 month U.S. LIBOR + 1.810% 2.068% 7/1/41 (f)(g)	11,573	12,071
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (f)(g)	4,887	5,077
12 month U.S. LIBOR + 1.810% 2.304% 2/1/42 (f)(g)	22,521	23,278
12 month U.S. LIBOR + 1.820% 2.195% 12/1/35 (f)(g)	9,046	9,341
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (f)(g)	4,436	4,494
12 month U.S. LIBOR + 1.950% 2.202% 7/1/37 (f)(g)	10,189	10,614
6 month U.S. LIBOR + 1.500% 1.736% 1/1/35 (f)(g)	23,245	23,872
6 month U.S. LIBOR + 1.530% 1.785% 12/1/34 (f)(g)	2,913	2,988
6 month U.S. LIBOR + 1.530% 1.834% 3/1/35 (f)(g)	4,265	4,378
6 month U.S. LIBOR + 1.550% 2.002% 10/1/33 (f)(g)	1,465	1,505
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (f)(g)	2,257	2,332
6 month U.S. LIBOR + 1.740% 1.865% 12/1/34 (f)(g)	414	428
6 month U.S. LIBOR + 1.960% 2.444% 9/1/35 (f)(g)	3,052	3,169
U.S. TREASURY 1 YEAR INDEX + 1.940% 1.87% 10/1/33 (f)(g)	25,265	26,257
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (f)(g)	4,269	4,419
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (f)(g)	16,817	17,446
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.408% 10/1/33 (f)(g)	8,965	9,296
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.667% 7/1/34 (f)(g)	21,020	21,800
1.5% 11/1/40 to 11/1/51	19,680,624	17,103,760
2% 12/1/36 to 3/1/52	164,311,197	146,765,157
2.5% 5/1/31 to 3/1/52	174,864,120	163,259,885
3% 1/1/32 to 5/1/52	138,705,566	134,467,571
3.5% 9/1/37 to 3/1/52	72,414,213	71,889,074
4% 3/1/36 to 11/1/49	39,536,519	40,373,487
4.5% to 4.5% 6/1/33 to 9/1/49	44,366,468	46,154,349
5% 11/1/22 to 2/1/49	21,200,544	22,388,015
5.237% 8/1/41 (f)	388,140	407,705
5.5% 12/1/23	409	415
6% to 6% 9/1/29 to 1/1/42	1,624,515	1,781,503
6.5% 8/1/22 to 4/1/37	676,442	740,318
6.637% 2/1/39 (f)	236,659	251,021
7% to 7% 4/1/23 to 7/1/37	138,695	151,512
7.5% to 7.5% 6/1/25 to 11/1/31	65,478	70,864
8% 3/1/37	3,724	4,293
TOTAL FANNIE MAE		646,770,211
Freddie Mac - 2.7%
12 month U.S. LIBOR + 1.320% 1.575% 1/1/36 (f)(g)	8,015	8,115
12 month U.S. LIBOR + 1.370% 1.684% 3/1/36 (f)(g)	30,417	30,940
12 month U.S. LIBOR + 1.500% 1.824% 3/1/36 (f)(g)	15,863	16,186
12 month U.S. LIBOR + 1.750% 2% 12/1/40 (f)(g)	224,985	231,141
12 month U.S. LIBOR + 1.750% 2% 7/1/41 (f)(g)	49,741	51,575
12 month U.S. LIBOR + 1.750% 2% 9/1/41 (f)(g)	82,870	85,637
12 month U.S. LIBOR + 1.860% 3.239% 4/1/36 (f)(g)	10,606	10,982
12 month U.S. LIBOR + 1.880% 2.13% 9/1/41 (f)(g)	6,981	7,216
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (f)(g)	1,756	1,819
12 month U.S. LIBOR + 1.900% 2.188% 10/1/42 (f)(g)	59,030	61,135
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (f)(g)	4,641	4,838
12 month U.S. LIBOR + 1.910% 2.295% 6/1/41 (f)(g)	18,069	18,845
12 month U.S. LIBOR + 1.910% 2.434% 5/1/41 (f)(g)	14,328	14,938
12 month U.S. LIBOR + 1.910% 2.729% 5/1/41 (f)(g)	13,792	14,323
12 month U.S. LIBOR + 2.020% 2.931% 4/1/38 (f)(g)	9,145	9,403
12 month U.S. LIBOR + 2.030% 2.275% 3/1/33 (f)(g)	277	285
12 month U.S. LIBOR + 2.040% 2.295% 7/1/36 (f)(g)	13,919	14,479
12 month U.S. LIBOR + 2.200% 2.45% 12/1/36 (f)(g)	20,837	21,518
6 month U.S. LIBOR + 1.120% 1.424% 8/1/37 (f)(g)	10,145	10,261
6 month U.S. LIBOR + 1.580% 1.705% 12/1/35 (f)(g)	800	827
6 month U.S. LIBOR + 1.880% 2.335% 10/1/36 (f)(g)	34,913	36,003
6 month U.S. LIBOR + 1.990% 2.435% 10/1/35 (f)(g)	12,853	13,293
6 month U.S. LIBOR + 2.020% 2.169% 6/1/37 (f)(g)	6,777	7,054
6 month U.S. LIBOR + 2.680% 3.238% 10/1/35 (f)(g)	7,155	7,445
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.417% 6/1/33 (f)(g)	22,096	22,853
U.S. TREASURY 1 YEAR INDEX + 2.260% 2.51% 6/1/33 (f)(g)	42,091	43,508
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.517% 3/1/35 (f)(g)	78,940	81,908
1.5% 12/1/40 to 10/1/51	6,883,091	5,965,828
2% 4/1/41 to 2/1/52	145,696,038	129,925,128
2.5% 2/1/30 to 2/1/52	110,534,167	103,023,087
3% 4/1/32 to 3/1/52	70,674,695	68,294,518
3.5% 1/1/32 to 3/1/52 (i)(l)(m)	101,435,701	101,401,824
3.5% 8/1/47	26,992	26,871
4% 5/1/37 to 5/1/48	60,919,915	62,247,197
4% 4/1/48	22,113	22,474
4.5% 6/1/25 to 12/1/48	13,079,168	13,613,110
5% 8/1/33 to 7/1/41	2,856,148	3,033,285
6% 1/1/23 to 12/1/37	296,566	323,713
6.5% 5/1/26 to 9/1/39	347,811	386,104
7% 3/1/26 to 9/1/36	150,446	165,981
7.5% 1/1/27 to 11/1/31	1,029	1,130
8% 7/1/24 to 4/1/32	3,093	3,415
8.5% 12/1/22 to 1/1/28	2,351	2,540
TOTAL FREDDIE MAC		489,262,732
Ginnie Mae - 3.4%
3.5% 9/20/40 to 5/20/50 (i)	34,955,504	35,052,952
4% 5/20/33 to 5/20/49	34,551,356	35,248,466
4.5% 6/20/33 to 8/15/41	6,335,265	6,617,891
5% 12/15/32 to 4/20/48	6,990,047	7,398,177
5.5% 7/15/33 to 9/15/39	216,331	231,965
6% to 6% 10/15/30 to 11/15/39	81,449	88,222
7% to 7% 11/15/22 to 3/15/33	156,314	169,651
7.5% to 7.5% 10/15/22 to 9/15/31	34,864	37,149
8% 6/15/22 to 11/15/29	7,365	7,811
8.5% 11/15/27 to 1/15/31	2,534	2,812
9% 1/15/23	7	7
2% 6/1/52 (m)	25,250,000	22,967,637
2% 6/1/52 (m)	25,300,000	23,013,118
2% 6/1/52 (m)	50,200,000	45,662,392
2% 6/1/52 (m)	10,050,000	9,141,574
2% 6/1/52 (m)	14,400,000	13,098,375
2% 6/1/52 (m)	14,550,000	13,234,817
2% 7/1/52 (m)	48,950,000	44,460,365
2% 7/1/52 (m)	11,375,000	10,331,699
2% 7/1/52 (m)	11,375,000	10,331,699
2% 7/1/52 (m)	11,425,000	10,377,113
2% 7/1/52 (m)	23,100,000	20,981,296
2% 7/1/52 (m)	11,900,000	10,808,546
2% 7/1/52 (m)	11,900,000	10,808,546
2.5% 7/20/51 to 12/20/51	4,636,105	4,367,258
2.5% 6/1/52 (m)	14,600,000	13,685,459
2.5% 6/1/52 (m)	24,650,000	23,105,929
2.5% 6/1/52 (m)	24,600,000	23,059,061
2.5% 6/1/52 (m)	24,550,000	23,012,193
2.5% 6/1/52 (m)	9,850,000	9,232,998
2.5% 6/1/52 (m)	11,575,000	10,849,944
2.5% 7/1/52 (m)	19,850,000	18,577,911
2.5% 7/1/52 (m)	24,625,000	23,046,904
2.5% 7/1/52 (m)	12,325,000	11,535,151
2.5% 7/1/52 (m)	11,850,000	11,090,592
2.5% 7/1/52 (m)	11,950,000	11,184,183
3% 5/20/42 to 10/20/51	42,126,398	40,843,058
3% 6/1/52 (m)	10,450,000	10,080,984
3% 6/1/52 (m)	8,000,000	7,717,500
3% 6/1/52 (m)	6,525,000	6,294,586
3% 6/1/52 (m)	6,550,000	6,318,703
3.5% 6/1/52 (m)	10,825,000	10,723,516
3.5% 6/1/52 (m)	7,200,000	7,132,500
3.5% 6/1/52 (m)	14,400,000	14,265,000
3.5% 6/1/52 (m)	5,675,000	5,621,797
4% 6/1/52 (m)	2,250,000	2,272,219
4% 6/1/52 (m)	2,250,000	2,272,219
4% 6/1/52 (m)	1,750,000	1,767,282
6.5% 3/20/31 to 6/15/37	59,358	65,110
TOTAL GINNIE MAE		628,194,337
Uniform Mortgage Backed Securities - 4.7%
1.5% 6/1/37 (m)	17,800,000	16,435,797
1.5% 6/1/37 (m)	16,900,000	15,604,774
1.5% 6/1/52 (m)	23,800,000	20,190,954
1.5% 6/1/52 (m)	18,750,000	15,906,739
1.5% 6/1/52 (m)	9,350,000	7,932,160
1.5% 6/1/52 (m)	9,600,000	8,144,250
1.5% 7/1/52 (m)	9,700,000	8,266,977
2% 6/1/37 (m)	20,100,000	19,002,351
2% 6/1/37 (m)	20,050,000	18,955,082
2% 6/1/37 (m)	20,100,000	19,002,351
2% 6/1/37 (m)	8,650,000	8,177,629
2% 6/1/37 (m)	10,050,000	9,501,176
2% 6/1/37 (m)	9,650,000	9,123,019
2% 6/1/52 (m)	21,500,000	19,076,210
2% 6/1/52 (m)	20,100,000	17,834,039
2% 6/1/52 (m)	49,300,000	43,742,194
2% 6/1/52 (m)	10,000,000	8,872,656
2% 6/1/52 (m)	13,300,000	11,800,632
2% 7/1/52 (m)	69,350,000	61,439,766
2% 7/1/52 (m)	9,900,000	8,770,781
2% 7/1/52 (m)	5,200,000	4,606,875
2% 7/1/52 (m)	16,900,000	14,972,344
2% 7/1/52 (m)	26,600,000	23,565,938
2% 7/1/52 (m)	23,050,000	20,420,859
2.5% 6/1/37 (m)	17,900,000	17,330,832
2.5% 6/1/37 (m)	13,900,000	13,458,020
2.5% 6/1/52 (m)	14,500,000	13,343,387
2.5% 6/1/52 (m)	17,250,000	15,874,030
2.5% 6/1/52 (m)	63,700,000	58,618,880
2.5% 6/1/52 (m)	36,500,000	33,588,526
2.5% 6/1/52 (m)	19,250,000	17,714,497
2.5% 7/1/52 (m)	56,300,000	51,721,183
2.5% 7/1/52 (m)	18,350,000	16,857,615
2.5% 7/1/52 (m)	23,450,000	21,542,837
3% 6/1/52 (m)	26,000,000	24,791,406
3% 6/1/52 (m)	10,000,000	9,535,156
3% 7/1/52 (m)	24,650,000	23,458,905
3.5% 6/1/52 (m)	7,450,000	7,303,910
3.5% 6/1/52 (m)	37,950,000	37,205,823
3.5% 6/1/52 (m)	22,250,000	21,813,691
3.5% 6/1/52 (m)	3,400,000	3,333,328
3.5% 7/1/52 (m)	18,000,000	17,609,062
4% 6/1/52 (m)	15,500,000	15,506,059
4% 6/1/52 (m)	5,700,000	5,702,228
4% 6/1/52 (m)	5,000,000	5,001,955
4% 6/1/52 (m)	8,300,000	8,303,244
4% 6/1/52 (m)	6,300,000	6,302,463
4% 7/1/52 (m)	11,900,000	11,873,507
4.5% 6/1/52 (m)	2,150,000	2,187,794
4.5% 6/1/52 (m)	2,450,000	2,493,067
4.5% 7/1/52 (m)	1,900,000	1,927,239
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		875,744,197
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,705,249,032)		2,639,971,477

Asset-Backed Securities - 5.4%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (d)	5,164,007	3,563,813
Series 2019-1 Class A, 3.844% 5/15/39 (d)	5,909,120	3,630,150
Series 2019-2:
Class A, 3.376% 10/16/39 (d)	10,824,112	8,330,237
Class B, 4.458% 10/16/39 (d)	2,087,167	1,346,014
Series 2021-1A Class A, 2.95% 11/16/41 (d)	12,545,544	10,612,033
Series 2021-2A Class A, 2.798% 1/15/47 (d)	22,820,381	19,764,702
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (d)	4,343,000	4,273,469
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 2.1443% 1/15/32 (d)(f)(g)	7,740,000	7,570,618
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 2.1743% 10/17/34 (d)(f)(g)	8,253,000	7,984,687
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 2.0527% 4/20/34 (d)(f)(g)	19,226,000	18,517,407
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 0% 7/20/35 (d)(f)(g)(m)	11,745,000	11,594,218
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 2.2027% 7/20/34 (d)(f)(g)	9,447,000	9,136,317
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (d)	261,000	266,052
Series 2015-SFR1 Class E, 5.639% 4/17/52 (d)	595,000	594,683
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (d)	611,000	612,256
Class XS, 0% 10/17/52 (c)(d)(f)(n)	411,667	4
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (d)	3,975,593	3,357,170
Class B, 4.335% 1/16/40 (d)	635,959	289,316
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 2.3643% 10/15/32 (d)(f)(g)	11,120,000	10,942,458
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 2.214% 4/25/34 (d)(f)(g)	15,787,000	15,276,117
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 2.1743% 7/15/34 (d)(f)(g)	12,053,000	11,755,701
Ares LVIII CLO LLC Series 2022-58A Class AR, U.S. 90-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.330% 2.1764% 1/15/35 (d)(f)(g)	16,982,000	16,466,410
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 2.1143% 4/15/34 (d)(f)(g)	27,261,000	26,359,969
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 2.2943% 4/17/33 (d)(f)(g)	4,451,000	4,372,093
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 10/15/36 (d)(f)(g)	8,291,000	8,055,793
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 2.204% 4/25/34 (d)(f)(g)	14,004,000	13,582,073
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 2.2827% 1/20/32 (d)(f)(g)	15,650,000	15,409,757
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 2.1464% 1/17/35 (d)(f)(g)	17,449,000	16,988,797
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 2.1743% 1/15/35 (d)(f)(g)	12,522,000	12,138,626
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (d)	11,292,843	10,107,546
Class AA, 2.487% 12/16/41 (d)(f)	1,276,376	1,202,346
Series 2021-1A Class A, 2.443% 7/15/46 (d)	16,068,826	13,928,923
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 2.0343% 4/15/29 (d)(f)(g)	13,264,917	13,085,960
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (d)	8,181,493	7,079,808
Class B, 5.095% 4/15/39 (d)	4,356,038	3,517,620
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (d)	5,651,584	5,089,026
Series 2021-1A Class A, 3.474% 1/15/46 (d)	3,611,492	3,244,513
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 2.1627% 10/20/32 (d)(f)(g)	10,038,000	9,785,554
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 2.0327% 4/20/35 (d)(f)(g)	16,187,000	15,671,004
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 2.314% 10/25/34 (d)(f)(g)	7,745,000	7,492,761
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 2.1127% 4/20/34 (d)(f)(g)	11,637,000	11,246,532
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 2.2327% 10/20/34 (d)(f)(g)	12,599,000	12,155,666
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 2.3557% 10/25/37 (d)(f)(g)	1,505,444	1,502,502
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 2.2627% 4/20/34 (d)(f)(g)	24,335,000	23,590,008
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 2.3727% 1/20/34 (d)(f)(g)	20,650,000	20,171,601
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 3.9123% 1/28/40 (c)(d)(f)(g)	207,627	21
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (d)	10,225,143	10,014,474
Diamond Infrastructure Funding LLC Series 2021-1A Class C, 3.475% 4/15/49 (d)	214,000	200,039
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (d)	557,000	523,473
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 2.204% 4/20/35 (d)(f)(g)	9,084,000	8,806,158
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 2.2127% 10/20/34 (d)(f)(g)	15,808,000	15,396,660
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 2.2643% 1/18/32 (d)(f)(g)	11,752,000	11,571,478
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 2.2243% 4/17/33 (d)(f)(g)	8,700,000	8,501,884
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 10/15/35 (d)(f)(g)	11,160,000	10,817,355
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 2.608% 2/20/35 (d)(f)(g)	6,539,000	6,332,806
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 2.1443% 4/15/31 (d)(f)(g)	6,808,000	6,667,966
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 1/15/35 (d)(f)(g)	15,072,000	14,638,454
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 2.2943% 1/15/34 (d)(f)(g)	3,200,000	3,128,758
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (d)	4,925,062	4,794,258
FirstKey Homes Trust:
Series 2020-SFR1 Class F2, 4.284% 8/17/37 (d)	420,000	397,606
Series 2021-SFR1 Class F1, 3.238% 8/17/38 (d)	265,000	232,507
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 2.1543% 7/19/34 (d)(f)(g)	8,589,000	8,317,029
Class AR, 3 month U.S. LIBOR + 1.080% 2.4913% 11/16/34 (d)(f)(g)	12,500,000	12,182,913
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 2.778% 11/20/33 (d)(f)(g)	19,341,000	18,903,719
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (d)	495,863	444,399
Series 2021-2 Class G, 4.505% 12/17/26 (d)	2,294,470	2,018,170
Series 2021-3 Class F, 4.242% 1/17/41 (d)	345,499	303,681
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (d)	4,803,973	4,240,980
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (d)	4,972,852	4,425,825
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 2.2663% 10/22/34 (d)(f)(g)	8,865,000	8,556,888
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 2.0223% 4/15/35 (d)(f)(g)	21,121,000	10,813,901
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 2.2543% 1/15/33 (d)(f)(g)	7,620,000	7,481,446
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 2.0563% 1/22/28 (d)(f)(g)	9,150,709	9,057,939
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 2.1843% 4/19/34 (d)(f)(g)	16,420,000	16,042,833
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 2.2363% 1/22/35 (d)(f)(g)	14,394,000	13,893,074
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 2.1643% 7/15/34 (d)(f)(g)	8,675,000	8,415,479
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 2.3363% 1/22/31 (d)(f)(g)	3,536,000	3,453,862
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 2.2027% 10/20/34 (d)(f)(g)	2,957,000	2,865,218
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 2.314% 10/25/34 (d)(f)(g)	15,155,000	14,721,006
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 2.0827% 4/20/34 (d)(f)(g)	11,245,000	10,918,411
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 2.314% 1/25/35 (d)(f)(g)	10,754,000	10,417,357
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 2.0343% 1/15/34 (d)(f)(g)	14,050,000	13,758,603
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 2.1327% 10/20/30 (d)(f)(g)	16,629,000	16,386,100
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 2.2507% 1/25/36 (f)(g)	217,546	216,123
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 2.1927% 10/20/34 (d)(f)(g)	4,882,000	4,744,899
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (d)	20,433,875	20,033,228
Series 2019-1A Class A2, 3.858% 12/5/49 (d)	9,562,883	8,602,932
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (d)	10,554,000	9,673,891
Class A2II, 4.008% 12/5/51 (d)	9,431,000	8,131,691
Progress Residential:
Series 2022-SFR2 Class E2, 4.8% 4/17/27	688,000	635,065
Series 2022-SFR3 Class F, 6.6% 4/17/39 (d)	800,000	765,479
Series 2022-SFR4 Class E1, 6.121% 5/17/41 (d)	797,000	783,242
Progress Residential Trust:
Series 2019-SFR3:
Class F, 3.867% 9/17/36 (d)	315,000	305,101
Class G, 4.116% 9/17/36 (d)	263,000	256,064
Series 2019-SFR4 Class F, 3.684% 10/17/36 (d)	1,082,000	1,043,412
Series 2020-SFR1:
Class G, 4.028% 4/17/37 (d)	378,000	356,022
Class H, 5.268% 4/17/37 (d)	105,000	101,154
Series 2020-SFR3 Class H, 6.234% 10/17/27 (d)	273,000	259,876
Series 2021-SFR2 Class H, 4.998% 4/19/38 (d)	401,000	365,889
Series 2021-SFR6:
Class F, 3.422% 7/17/38 (d)	315,000	278,622
Class G, 4.003% 7/17/38 (d)	168,000	149,581
Series 2021-SFR8:
Class F, 3.181% 10/17/38 (d)	203,000	176,778
Class G, 4.005% 10/17/38 (d)	1,347,000	1,193,199
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (d)	9,375,104	8,107,720
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 2.1827% 4/20/34 (d)(f)(g)	15,987,000	15,639,075
RR 7 Ltd. Series 2022-7A Class A1AB, 3 month U.S. LIBOR + 1.340% 1.5203% 1/15/37 (d)(f)(g)	17,526,000	17,015,282
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (d)	9,883,288	8,600,858
Class B, 4.335% 3/15/40 (d)	1,071,663	720,916
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (d)	12,474,000	12,170,010
1.884% 7/15/50 (d)	4,985,000	4,651,569
2.328% 7/15/52 (d)	3,812,000	3,434,565
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME TERM SOFR 1 MONTH INDEX + 4.500% 5.3628% 5/17/24 (d)(f)(g)	1,616,000	1,618,252
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 1.6326% 4/23/35 (d)(f)(g)	18,277,000	17,744,706
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 2.1043% 7/15/32 (d)(f)(g)	1,661,000	1,630,833
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 2.0243% 4/19/34 (d)(f)(g)	14,155,000	13,688,140
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 2.1427% 4/20/33 (d)(f)(g)	26,688,000	26,076,738
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 5.8633% 12/5/36 (c)(d)(f)(g)	388,040	29
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.8657% 9/25/34 (f)(g)	7,722	7,554
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (d)	5,856,969	5,107,629
Series 2018-A Class A, 4.147% 9/15/38 (d)(f)	10,306,800	9,003,505
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (d)	14,407,823	12,367,387
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.6585% 3/25/58 (d)(f)	2,496,147	2,463,894
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.529% 4/6/42 (d)(f)(g)	934,000	685,076
Tricon American Homes:
Series 2019-SFR1 Class F, 3.745% 3/17/38 (d)	525,000	482,690
Series 2020-SFR1 Class F, 4.882% 7/17/38 (d)	151,000	142,960
Tricon Residential Series 2022-SFR1:
Class E1, 5.344% 4/17/39 (d)	1,081,000	1,053,188
Class E2, 5.739% 4/17/39 (d)	1,344,000	1,309,734
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (d)	168,000	148,713
Upstart Securitization Trust Series 2021-1 Class A, 0.87% 3/20/31 (d)	501,828	497,298
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 2.3327% 7/20/32 (d)(f)(g)	13,214,000	12,992,917
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 2.2043% 7/19/34 (d)(f)(g)	8,182,000	7,967,443
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 2.2127% 10/20/34 (d)(f)(g)	16,805,000	16,250,166
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 7/16/34 (d)(f)(g)	17,432,000	16,907,541
TOTAL ASSET-BACKED SECURITIES (Cost $1,048,010,667)		997,863,676

Collateralized Mortgage Obligations - 0.6%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.2%
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (d)	4,882,705	4,470,207
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (d)(f)	6,212,010	5,990,825
Cascade Funding Mortgage Trust:
Series 2021-HB5 Class A, 0.8006% 2/25/31 (d)	6,481,598	6,394,845
Series 2021-HB6 Class A, 0.8983% 6/25/36 (d)	8,049,744	7,942,418
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (d)	4,614,512	4,569,382
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (d)(f)	225,718	223,544
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (d)(f)	1,768	291
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 1.2279% 5/27/37 (d)(f)(g)	608,148	600,020
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (c)(d)(f)(g)	87,210	9
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (d)	2,809,110	2,595,089
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (d)	2,758,488	2,658,053
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/50 (d)	3,399,245	3,248,255
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.1915% 7/20/34 (f)(g)	1,822	1,732
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 1.6457% 9/25/43 (f)(g)	929,408	901,905
TOTAL PRIVATE SPONSOR		39,596,575
U.S. Government Agency - 0.4%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 1.8057% 2/25/32 (f)(g)	2,986	3,031
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.9356% 3/18/32 (f)(g)	5,639	5,746
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.0057% 4/25/32 (f)(g)	6,399	6,534
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 2.0057% 10/25/32 (f)(g)	8,320	8,484
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 1.7557% 1/25/32 (f)(g)	2,957	2,996
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.0943% 12/25/33 (f)(n)(o)	110,515	21,037
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 5.6743% 11/25/36 (f)(n)(o)	76,912	10,494
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	145	146
Series 1993-207 Class H, 6.5% 11/25/23	11,054	11,244
Series 1996-28 Class PK, 6.5% 7/25/25	4,432	4,519
Series 1999-17 Class PG, 6% 4/25/29	34,359	36,103
Series 1999-32 Class PL, 6% 7/25/29	37,916	39,953
Series 1999-33 Class PK, 6% 7/25/29	29,021	30,571
Series 2001-52 Class YZ, 6.5% 10/25/31	4,303	4,510
Series 2003-28 Class KG, 5.5% 4/25/23	3,548	3,570
Series 2005-102 Class CO 11/25/35 (p)	20,130	17,653
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 14.9352% 8/25/35 (f)(o)	4,844	5,521
Series 2005-81 Class PC, 5.5% 9/25/35	55,943	59,689
Series 2006-12 Class BO 10/25/35 (p)	91,972	81,176
Series 2006-15 Class OP 3/25/36 (p)	107,427	91,179
Series 2006-37 Class OW 5/25/36 (p)	10,471	8,626
Series 2006-45 Class OP 6/25/36 (p)	33,167	27,511
Series 2006-62 Class KP 4/25/36 (p)	55,044	46,802
Series 2012-149:
Class DA, 1.75% 1/25/43	1,025,450	972,148
Class GA, 1.75% 6/25/42	1,113,446	1,053,392
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	7,215	7,648
Series 1999-25 Class Z, 6% 6/25/29	32,734	34,161
Series 2001-20 Class Z, 6% 5/25/31	39,514	41,773
Series 2001-31 Class ZC, 6.5% 7/25/31	19,848	20,937
Series 2002-16 Class ZD, 6.5% 4/25/32	13,767	14,415
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 6.5443% 11/25/32 (f)(n)(o)	42,026	3,100
Series 2012-67 Class AI, 4.5% 7/25/27 (n)	112,358	4,968
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 5.6343% 12/25/36 (f)(n)(o)	53,144	9,111
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 5.4343% 5/25/37 (f)(n)(o)	26,952	4,469
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 16.9551% 9/25/23 (f)(o)	530	552
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.0943% 3/25/33 (f)(n)(o)	6,650	1,120
Series 2005-72 Class ZC, 5.5% 8/25/35	428,155	447,895
Series 2005-79 Class ZC, 5.9% 9/25/35	322,014	343,107
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 34.5857% 6/25/37 (f)(o)	24,639	39,574
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 33.5657% 7/25/37 (f)(o)	36,641	59,351
Class SB, 39.600% - 1 month U.S. LIBOR 33.5657% 7/25/37 (f)(o)	11,815	16,637
Series 2007-75 Class JI, 6.540% - 1 month U.S. LIBOR 5.5393% 8/25/37 (f)(n)(o)	1,076,155	162,185
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 5.3443% 3/25/38 (f)(n)(o)	181,123	25,914
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.0443% 12/25/40 (f)(n)(o)	185,208	22,298
Class ZA, 4.5% 12/25/40	508,094	548,130
Series 2010-139 Class NI, 4.5% 2/25/40 (n)	67,383	2,436
Series 2010-150 Class ZC, 4.75% 1/25/41	947,186	1,001,215
Series 2010-95 Class ZC, 5% 9/25/40	2,200,783	2,329,524
Series 2011-39 Class ZA, 6% 11/25/32	131,600	140,777
Series 2011-4 Class PZ, 5% 2/25/41	314,205	325,119
Series 2011-67 Class AI, 4% 7/25/26 (n)	20,445	724
Series 2011-83 Class DI, 6% 9/25/26 (n)	1,342	12
Series 2012-100 Class WI, 3% 9/25/27 (n)	556,550	32,886
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 5.6443% 12/25/30 (f)(n)(o)	84,267	2,238
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 5.5443% 6/25/41 (f)(n)(o)	62,657	1,636
Series 2013-133 Class IB, 3% 4/25/32 (n)	195,920	7,375
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.0443% 1/25/44 (f)(n)(o)	164,693	27,346
Series 2013-51 Class GI, 3% 10/25/32 (n)	690,907	47,551
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 5.7143% 6/25/35 (f)(n)(o)	152,210	18,563
Series 2015-42 Class IL, 6% 6/25/45 (n)	1,043,184	196,335
Series 2015-70 Class JC, 3% 10/25/45	907,034	895,878
Series 2017-30 Class AI, 5.5% 5/25/47 (n)	611,172	117,648
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (n)	28,177	4,914
Series 343 Class 16, 5.5% 5/25/34 (n)	25,121	4,067
Series 348 Class 14, 6.5% 8/25/34 (f)(n)	17,637	3,682
Series 351:
Class 12, 5.5% 4/25/34 (f)(n)	11,027	1,987
Class 13, 6% 3/25/34 (n)	16,208	2,882
Series 359 Class 19, 6% 7/25/35 (f)(n)	9,462	1,870
Series 384 Class 6, 5% 7/25/37 (n)	108,530	19,320
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 1.6747% 1/15/32 (f)(g)	2,215	2,248
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 1.7747% 3/15/32 (f)(g)	3,466	3,529
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.8747% 3/15/32 (f)(g)	3,300	3,364
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 1.7747% 6/15/31 (f)(g)	5,993	6,090
Class FG, 1 month U.S. LIBOR + 0.900% 1.7747% 3/15/32 (f)(g)	1,935	1,968
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 1.1247% 5/15/37 (f)(g)	136,309	135,797
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	43,886	46,301
Series 2101 Class PD, 6% 11/15/28	3,419	3,608
Series 2121 Class MG, 6% 2/15/29	17,121	18,047
Series 2131 Class BG, 6% 3/15/29	125,027	131,988
Series 2137 Class PG, 6% 3/15/29	19,134	20,202
Series 2154 Class PT, 6% 5/15/29	33,203	35,057
Series 2162 Class PH, 6% 6/15/29	6,837	7,195
Series 2520 Class BE, 6% 11/15/32	53,767	57,731
Series 2693 Class MD, 5.5% 10/15/33	515,452	528,839
Series 2802 Class OB, 6% 5/15/34	48,469	51,278
Series 3002 Class NE, 5% 7/15/35	132,953	139,089
Series 3110 Class OP 9/15/35 (p)	42,988	39,892
Series 3119 Class PO 2/15/36 (p)	127,492	107,142
Series 3121 Class KO 3/15/36 (p)	19,687	16,830
Series 3123 Class LO 3/15/36 (p)	71,988	60,832
Series 3145 Class GO 4/15/36 (p)	75,807	64,360
Series 3189 Class PD, 6% 7/15/36	111,701	120,852
Series 3225 Class EO 10/15/36 (p)	39,651	32,989
Series 3258 Class PM, 5.5% 12/15/36	49,113	52,380
Series 3415 Class PC, 5% 12/15/37	50,789	52,714
Series 3806 Class UP, 4.5% 2/15/41	236,481	240,824
Series 3832 Class PE, 5% 3/15/41	488,188	509,834
Series 4135 Class AB, 1.75% 6/15/42	836,404	796,167
sequential payer:
Series 2135 Class JE, 6% 3/15/29	8,517	8,990
Series 2274 Class ZM, 6.5% 1/15/31	11,965	12,602
Series 2281 Class ZB, 6% 3/15/30	24,293	25,572
Series 2303 Class ZV, 6% 4/15/31	12,312	13,030
Series 2357 Class ZB, 6.5% 9/15/31	94,671	101,422
Series 2502 Class ZC, 6% 9/15/32	23,104	24,792
Series 2519 Class ZD, 5.5% 11/15/32	34,275	36,439
Series 2546 Class MJ, 5.5% 3/15/23	2,432	2,450
Series 2601 Class TB, 5.5% 4/15/23	1,116	1,124
Series 2998 Class LY, 5.5% 7/15/25	14,523	14,930
Series 3871 Class KB, 5.5% 6/15/41	803,576	868,567
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 5.7253% 2/15/36 (f)(n)(o)	34,907	4,587
Series 2013-4281 Class AI, 4% 12/15/28 (n)	163,156	4,897
Series 2017-4683 Class LM, 3% 5/15/47	1,435,237	1,414,530
Series 2933 Class ZM, 5.75% 2/15/35	668,867	723,005
Series 2935 Class ZK, 5.5% 2/15/35	539,365	578,266
Series 2947 Class XZ, 6% 3/15/35	219,535	236,731
Series 2996 Class ZD, 5.5% 6/15/35	457,384	489,280
Series 3237 Class C, 5.5% 11/15/36	614,338	646,849
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 5.7853% 11/15/36 (f)(n)(o)	164,123	25,341
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 5.8753% 3/15/37 (f)(n)(o)	243,787	42,722
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 5.8853% 4/15/37 (f)(n)(o)	349,967	55,550
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 5.7053% 6/15/37 (f)(n)(o)	114,898	16,142
Series 3949 Class MK, 4.5% 10/15/34	92,834	95,659
Series 4055 Class BI, 3.5% 5/15/31 (n)	204,786	7,882
Series 4149 Class IO, 3% 1/15/33 (n)	362,058	32,292
Series 4314 Class AI, 5% 3/15/34 (n)	68,368	3,050
Series 4427 Class LI, 3.5% 2/15/34 (n)	572,730	45,592
Series 4471 Class PA 4% 12/15/40	495,976	501,446
target amortization class Series 2156 Class TC, 6.25% 5/15/29	18,666	19,392
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 1.4541% 2/15/24 (f)(g)	3,069	3,076
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	14,447	15,194
Series 2056 Class Z, 6% 5/15/28	33,912	35,726
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	1,126,877	1,156,350
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	2,907,727	2,910,629
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 5.8153% 6/16/37 (f)(n)(o)	67,161	10,010
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 1.248% 3/20/60 (f)(g)(q)	868,047	865,372
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.028% 7/20/60 (f)(g)(q)	129,678	128,621
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.7376% 9/20/60 (f)(g)(q)	157,494	156,178
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.7376% 8/20/60 (f)(g)(q)	135,016	133,918
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 0.8176% 12/20/60 (f)(g)(q)	337,550	335,269
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.9376% 12/20/60 (f)(g)(q)	331,171	329,769
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.9376% 2/20/61 (f)(g)(q)	344,475	343,061
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.9276% 2/20/61 (f)(g)(q)	524,142	521,950
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.9376% 4/20/61 (f)(g)(q)	309,971	308,607
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.9376% 5/20/61 (f)(g)(q)	487,423	485,397
Class FC, 1 month U.S. LIBOR + 0.500% 0.9376% 5/20/61 (f)(g)(q)	359,156	357,602
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.9676% 6/20/61 (f)(g)(q)	420,908	419,360
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.0376% 10/20/61 (f)(g)(q)	846,707	844,554
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 1.1376% 11/20/61 (f)(g)(q)	472,702	472,294
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 1.1376% 1/20/62 (f)(g)(q)	291,101	290,829
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 1.0676% 1/20/62 (f)(g)(q)	412,432	411,586
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 1.0676% 3/20/62 (f)(g)(q)	270,449	270,209
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 1.0876% 5/20/61 (f)(g)(q)	8,381	8,366
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 0.9576% 10/20/62 (f)(g)(q)	206,994	206,200
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 0.7976% 3/20/63 (f)(g)(q)	359,559	357,058
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 1.0376% 1/20/64 (f)(g)(q)	329,722	328,951
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 1.0376% 12/20/63 (f)(g)(q)	1,419,977	1,416,716
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.9376% 6/20/64 (f)(g)(q)	1,745,201	1,738,091
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 0.9376% 9/20/64 (f)(g)(q)	5,716,938	5,692,885
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.8376% 12/20/62 (f)(g)(q)	25,915	25,706
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 1.3273% 1/20/49 (f)(g)	2,567,763	2,578,985
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 1.4273% 10/20/49 (f)(g)	795,113	797,376
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 1.3773% 2/20/49 (f)(g)	1,604,984	1,614,799
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 8.1454% 12/20/40 (f)(o)	926,787	897,267
Series 2011-136 Class WI, 4.5% 5/20/40 (n)	27,351	1,872
Series 2016-69 Class WA, 3% 2/20/46	823,321	804,925
Series 2017-134 Class BA, 2.5% 11/20/46	1,170,264	1,129,650
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	191,361	197,048
Series 2010-160 Class DY, 4% 12/20/40	1,812,559	1,813,271
Series 2010-170 Class B, 4% 12/20/40	406,163	406,374
Series 2017-139 Class BA, 3% 9/20/47	3,810,235	3,727,380
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 5.6253% 5/16/34 (f)(n)(o)	39,899	4,720
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 6.3253% 8/17/34 (f)(n)(o)	38,051	6,169
Series 2010-116 Class QB, 4% 9/16/40	4,175,584	4,232,042
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 1.028% 5/20/60 (f)(g)(q)	408,372	405,299
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 5.1727% 7/20/41 (f)(n)(o)	156,891	22,813
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 5.8253% 6/16/42 (f)(n)(o)	145,810	20,317
Series 2013-124 Class ES, 8.667% - 1 month U.S. LIBOR 7.4303% 4/20/39 (f)(o)	6,598	6,613
Series 2013-149 Class MA, 2.5% 5/20/40	1,643,397	1,617,405
Series 2014-2 Class BA, 3% 1/20/44	2,291,217	2,213,207
Series 2014-21 Class HA, 3% 2/20/44	837,797	811,725
Series 2014-25 Class HC, 3% 2/20/44	1,452,284	1,401,052
Series 2014-5 Class A, 3% 1/20/44	1,277,376	1,234,271
Series 2015-H13 Class HA, 2.5% 8/20/64 (q)	12,372	12,075
Series 2017-186 Class HK, 3% 11/16/45	2,056,869	1,995,226
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.02% 8/20/66 (f)(g)(q)	3,697,031	3,670,364
TOTAL U.S. GOVERNMENT AGENCY		71,088,022
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $113,777,547)		110,684,597

Commercial Mortgage Securities - 4.5%
	Principal Amount (a)	Value ($)
ALEN Mortgage Trust floater Series 2021-ACEN Class F, 1 month U.S. LIBOR + 5.000% 5.875% 4/15/34 (d)(f)(g)	578,000	548,157
Ashford Hospitality Trust floater Series 2018-ASHF Class E, 1 month U.S. LIBOR + 3.100% 3.975% 4/15/35 (d)(f)(g)	397,000	369,157
Atrium Hotel Portfolio Trust floater Series 2018-ATRM Class D, 1 month U.S. LIBOR + 2.300% 3.175% 6/15/35 (d)(f)(g)	172,000	161,657
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-AHT Class E, 1 month U.S. LIBOR + 3.200% 4.075% 3/15/34 (d)(f)(g)	567,000	532,287
Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 2.825% 4/15/36 (d)(f)(g)	1,045,000	998,915
Series 2021-JACX Class E, 1 month U.S. LIBOR + 3.750% 4.625% 9/15/38 (d)(f)(g)	627,000	598,701
Series 2022-DKLX:
Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.150% 1.932% 1/15/39 (d)(f)(g)	9,488,000	9,258,541
Class B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.550% 2.332% 1/15/39 (d)(f)(g)	1,792,000	1,741,375
Class C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.150% 2.932% 1/15/39 (d)(f)(g)	1,279,000	1,236,367
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (d)	6,400,000	6,175,483
Class ANM, 3.112% 11/5/32 (d)	7,809,000	7,509,103
Series 2015-200P Class F, 3.5958% 4/14/33 (d)(f)	455,000	414,269
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (d)	1,753,000	1,660,067
Class CNM, 3.7186% 11/5/32 (d)(f)	725,000	674,295
BANK:
sequential payer:
Series 2019-BN21 Class A5, 2.851% 10/17/52	1,355,000	1,251,266
Series 2022-BNK42:
Class D, 2.5% 6/15/55 (d)	531,000	362,099
Class E, 2.5% 6/15/55 (d)	416,000	260,759
Series 2017-BNK4 Class D, 3.357% 5/15/50 (d)	782,000	656,241
Series 2017-BNK6 Class D, 3.1% 7/15/60 (d)	455,000	375,081
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (d)	960,000	746,064
Class E, 2.8% 11/15/50 (d)	609,000	390,863
Series 2018-BN12 Class D, 3% 5/15/61 (d)	487,000	367,038
Series 2018-BN15:
Class D, 3% 11/15/61 (d)	430,000	328,025
Class E, 3% 11/15/61 (d)	430,000	306,954
Series 2019-BN18 Class D, 3% 5/15/62 (d)	648,000	512,564
Series 2019-BN19 Class D, 3% 8/15/61 (d)	946,000	700,262
Series 2020-BN25 Class C, 3.3536% 1/15/63 (f)	775,000	683,510
Series 2020-BN27 Class D, 2.5% 4/15/63 (d)	243,000	182,200
Series 2020-BN28 Class E, 2.5% 3/15/63 (d)	252,000	175,560
Series 2020-BN29 Class E, 2.5% 11/15/53 (d)	294,000	205,634
Series 2020-BN30:
Class E, 2.5% 12/15/53 (d)	189,000	130,863
Class MCDG, 2.9182% 12/15/53 (f)	2,104,000	1,468,541
Series 2021-BN38 Class C, 3.2169% 12/15/64 (f)	146,000	122,193
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (f)	347,000	317,259
Class D, 3.25% 2/15/50 (d)	675,000	565,878
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class XA, 1.7618% 7/15/49 (f)(n)	9,624,543	512,419
Barclays Commercial Mortgage Securities LLC Series 2019-C5 Class D, 2.5% 11/15/52 (d)	188,000	140,924
BBCMS Series 2022-C15 Class C, 3.8315% 4/15/55 (f)	129,000	112,507
BBCMS Mortgage Trust:
sequential payer Series 2020-C8 Class E, 2.25% 10/15/53 (d)	830,000	556,922
Series 2016-ETC:
Class D, 3.6089% 8/14/36 (d)(f)	483,000	410,675
Class E, 3.6089% 8/14/36 (d)(f)	363,000	291,084
Series 2019-C3 Class C, 4.178% 5/15/52	273,000	254,634
Series 2020-C6 Class E, 2.4% 2/15/53 (d)	348,000	243,944
Series 2020-C7 Class D, 3.604% 4/15/53 (d)(f)	210,000	165,429
BCP Trust floater Series 2021-330N Class F, 1 month U.S. LIBOR + 4.630% 5.509% 6/15/38 (d)(f)(g)	597,000	559,787
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	1,536,000	1,540,490
Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (d)(f)	399,000	349,640
Class 225E, 3.2943% 12/15/62 (d)(f)	269,000	227,251
Series 2020-B20 Class E, 2% 10/15/53 (d)	588,000	380,236
Series 2018-B7:
Class D, 3% 5/15/53 (d)(f)	351,000	280,776
Class E, 3% 5/15/53 (d)(f)	351,000	263,627
Series 2019-B14 Class XA, 0.7808% 12/15/62 (f)(n)	16,832,020	638,184
Series 2020-B18:
Class AGNG, 4.3885% 7/15/53 (c)(d)(f)	1,113,000	853,743
Class D, 2.25% 7/15/53 (d)	777,000	551,591
Series 2020-B21:
Class D, 2% 12/17/53 (d)	446,000	318,677
Class E, 2% 12/17/53 (d)	420,000	269,538
Series 2020-B22 Class E, 2% 1/15/54 (d)	502,000	325,742
Series 2020-IG2:
Class C, 3.2931% 9/15/48 (d)(f)	315,000	255,412
Class D, 3.2931% 9/15/48 (d)(f)	379,000	255,134
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (d)(f)	789,000	581,843
Series 2021-B25:
Class 300D, 2.9942% 4/15/54 (d)(f)	850,000	650,047
Class 300E, 3.094% 4/15/54 (d)(f)	282,000	206,590
Series 2022-B35:
Class C, 4.5939% 5/15/55	719,000	650,099
Class D, 2.5% 5/15/55 (d)	949,000	637,578
BFLD Trust:
floater Series 2020-EYP Class G, 1 month U.S. LIBOR + 4.850% 5.725% 10/15/35 (d)(f)(g)	558,000	536,114
floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.925% 11/15/28 (d)(f)(g)	6,971,000	6,885,814
BHP Trust floater Series 2019-BXHP Class F, 1 month U.S. LIBOR + 2.930% 3.813% 8/15/36 (d)(f)(g)	319,900	299,331
BMO Mortgage Trust Series 2022-C1:
Class 360D, 3.9387% 2/15/42 (d)(f)	441,000	358,832
Class 360E, 4.0699% 2/15/42 (d)(f)	546,000	431,911
BPR Trust floater Series 2022-OANA:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.890% 2.6797% 4/15/37 (d)(f)(g)	32,831,000	31,963,204
Class B, CME TERM SOFR 1 MONTH INDEX + 2.440% 3.2287% 4/15/37 (d)(f)(g)	8,722,000	8,533,290
Class D, CME TERM SOFR 1 MONTH INDEX + 3.690% 4.4767% 4/15/37 (d)(f)(g)	1,327,000	1,296,177
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 3.275% 6/15/35 (d)(f)(g)	168,000	155,761
BX Commercial Mortgage Trust:
floater:
Series 2021-CIP Class G, 1 month U.S. LIBOR + 3.960% 4.844% 12/15/38 (d)(f)(g)	4,562,000	4,272,281
Series 2021-MC Class G, 1 month U.S. LIBOR + 3.080% 3.9618% 4/15/34 (d)(f)(g)	397,500	370,179
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 1.5641% 10/15/36 (d)(f)(g)	17,147,000	16,304,047
Class B, 1 month U.S. LIBOR + 0.890% 1.7738% 10/15/36 (d)(f)(g)	2,565,000	2,422,213
Class C, 1 month U.S. LIBOR + 1.090% 1.9736% 10/15/36 (d)(f)(g)	3,433,000	3,208,566
Class D, 1 month U.S. LIBOR + 1.290% 2.1733% 10/15/36 (d)(f)(g)	3,333,000	3,083,734
Class E, 1 month U.S. LIBOR + 1.940% 2.8225% 10/15/36 (d)(f)(g)	11,589,000	10,798,869
Class G, 1 month U.S. LIBOR + 2.940% 3.8211% 10/15/36 (d)(f)(g)	798,000	725,808
Series 2021-VINO Class G, 1 month U.S. LIBOR + 3.950% 4.8273% 5/15/38 (d)(f)(g)	1,980,000	1,857,035
Series 2022-LP2:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.010% 1.8089% 2/15/39 (d)(f)(g)	22,626,855	21,847,872
Class B, CME TERM SOFR 1 MONTH INDEX + 1.310% 2.1083% 2/15/39 (d)(f)(g)	6,817,785	6,570,797
Class C, CME TERM SOFR 1 MONTH INDEX + 1.560% 2.3577% 2/15/39 (d)(f)(g)	6,817,785	6,536,685
Class D, CME TERM SOFR 1 MONTH INDEX + 1.960% 2.7568% 2/15/39 (d)(f)(g)	6,817,785	6,527,813
floater sequential payer Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 1.751% 11/15/32 (d)(f)(g)	3,068,000	2,996,010
Series 2020-VIVA:
Class D, 3.5488% 3/11/44 (d)(f)	2,936,000	2,426,937
Class E, 3.5488% 3/11/44 (d)(f)	2,839,000	2,298,798
BX Trust:
floater:
Series 2017-APPL Class F, 1 month U.S. LIBOR + 4.250% 5.125% 7/15/34 (d)(f)(g)	646,000	628,754
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 3.5% 9/15/37 (d)(f)(g)	3,045,282	2,542,816
Series 2019-ATL Class E, 1 month U.S. LIBOR + 2.230% 3.1116% 10/15/36 (d)(f)(g)	546,000	504,937
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 2.175% 4/15/34 (d)(f)(g)	6,526,000	6,317,041
Class C, 1 month U.S. LIBOR + 1.600% 2.475% 4/15/34 (d)(f)(g)	4,315,000	4,171,635
Class D, 1 month U.S. LIBOR + 1.900% 2.775% 4/15/34 (d)(f)(g)	4,529,000	4,369,895
Class G, 1 month U.S. LIBOR + 3.600% 4.475% 4/15/34 (d)(f)(g)	861,000	803,030
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.955% 10/15/36 (d)(f)(g)	5,334,600	5,251,134
Class C, 1 month U.S. LIBOR + 1.250% 2.125% 10/15/36 (d)(f)(g)	6,706,500	6,584,758
Class D, 1 month U.S. LIBOR + 1.450% 2.325% 10/15/36 (d)(f)(g)	9,499,600	9,309,060
Class E, 1 month U.S. LIBOR + 1.800% 2.675% 10/15/36 (d)(f)(g)	13,346,700	12,978,609
Class J, 1 month U.S. LIBOR + 2.650% 3.525% 10/15/36 (d)(f)(g)	4,038,350	3,876,364
Series 2021-21M Class H, 1 month U.S. LIBOR + 4.010% 4.885% 10/15/36 (d)(f)(g)	567,000	520,399
Series 2021-ACNT Class G, 1 month U.S. LIBOR + 3.290% 4.17% 11/15/38 (d)(f)(g)	672,000	637,729
Series 2021-ARIA:
Class F, 1 month U.S. LIBOR + 2.590% 3.4685% 10/15/36 (d)(f)(g)	1,385,000	1,300,143
Class G, 1 month U.S. LIBOR + 3.140% 4.0171% 10/15/36 (d)(f)(g)	1,579,000	1,468,788
Series 2021-BXMF Class G, 1 month U.S. LIBOR + 3.340% 4.2245% 10/15/26 (d)(f)(g)	1,869,000	1,742,306
Series 2021-LBA:
Class FJV, 1 month U.S. LIBOR + 2.400% 3.275% 2/15/36 (d)(f)(g)	331,000	304,682
Class FV, 1 month U.S. LIBOR + 2.400% 3.275% 2/15/36 (d)(f)(g)	1,094,000	1,008,518
Series 2021-MFM1:
Class F, 1 month U.S. LIBOR + 3.000% 3.8747% 1/15/34 (d)(f)(g)	2,119,000	1,984,916
Class G, 1 month U.S. LIBOR + 3.900% 4.7747% 1/15/34 (d)(f)(g)	114,000	106,383
Series 2021-SDMF Class F, 1 month U.S. LIBOR + 1.930% 2.812% 9/15/34 (d)(f)(g)	441,000	411,197
Series 2021-SOAR:
Class G, 3.675% 6/15/38 (d)(f)	315,000	288,271
Class J, 4.625% 6/15/38 (d)(f)	630,000	574,448
Series 2021-VOLT:
Class F, 1 month U.S. LIBOR + 2.400% 3.2747% 9/15/36 (d)(f)(g)	230,000	214,756
Class G, 1 month U.S. LIBOR + 2.850% 3.7247% 9/15/36 (d)(f)(g)	1,440,000	1,332,309
Series 2021-XL2 Class J, 1 month U.S. LIBOR + 3.890% 4.765% 10/15/38 (d)(f)(g)	3,906,539	3,662,117
Series 2022-IND:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.490% 2.287% 4/15/37 (d)(f)(g)	17,686,000	17,310,784
Class B, CME TERM SOFR 1 MONTH INDEX + 1.940% 2.736% 4/15/37 (d)(f)(g)	9,015,000	8,786,772
Class C, CME TERM SOFR 1 MONTH INDEX + 2.290% 2.64% 4/15/37 (d)(f)(g)	2,034,000	1,960,318
Class D, CME TERM SOFR 1 MONTH INDEX + 2.830% 3.189% 4/15/37 (d)(f)(g)	1,703,000	1,631,091
Class F, CME TERM SOFR 1 MONTH INDEX + 4.780% 5.582% 4/15/37 (d)(f)(g)	2,334,000	2,232,159
Series 2022-LBA6:
Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.350% 4.1317% 1/15/39 (d)(f)(g)	1,160,000	1,102,680
Class G, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 4.200% 4.9817% 1/15/39 (d)(f)(g)	378,000	359,232
Series 2022-LP2 Class G, CME TERM SOFR 1 MONTH INDEX + 4.100% 4.9018% 2/15/39 (d)(f)(g)	1,823,361	1,720,754
floater sequential payer Series 2021-LGCY Class J, 1 month U.S. LIBOR + 3.190% 4.068% 10/15/23 (d)(f)(g)	345,000	315,702
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.875% 4/15/34 (d)(f)(g)	8,333,000	8,160,683
Series 2019-OC11:
Class D, 4.0755% 12/9/41 (d)(f)	84,000	74,297
Class E, 4.0755% 12/9/41 (d)(f)	3,058,000	2,544,935
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/44 (d)(f)	189,000	128,034
BXSC floater Series 2022-WSS Class F, 6.111% 3/15/35 (d)(f)	1,534,000	1,480,277
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39 (d)(f)	976,000	827,838
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class F, 1 month U.S. LIBOR + 2.550% 3.425% 12/15/37 (d)(f)(g)	100,000	96,245
Class G, 1 month U.S. LIBOR + 3.250% 4.125% 12/15/37 (d)(f)(g)	2,992,000	2,880,912
CD Mortgage Trust Series 2017-CD3:
Class C, 4.5478% 2/10/50 (f)	813,000	749,661
Class D, 3.25% 2/10/50 (d)	735,000	546,777
CEDR Commercial Mortgage Trust floater Series 2022-SNAI Class F, CME TERM SOFR 1 MONTH INDEX + 3.610% 4.3952% 2/15/39 (d)(f)(g)	2,211,000	2,042,012
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (d)	18,269,660	16,469,909
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.8247% 11/15/36 (d)(f)(g)	5,780,000	5,626,286
Class B, 1 month U.S. LIBOR + 1.250% 2.1247% 11/15/36 (d)(f)(g)	1,600,000	1,552,442
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.995% 6/15/34 (d)(f)(g)	15,928,734	15,564,975
Class B, 1 month U.S. LIBOR + 1.500% 2.375% 6/15/34 (d)(f)(g)	3,136,109	3,032,163
Class C, 1 month U.S. LIBOR + 1.750% 2.625% 6/15/34 (d)(f)(g)	3,542,146	3,409,527
Class E, 1 month U.S. LIBOR + 2.350% 3.225% 6/15/34 (d)(f)(g)	1,646,979	1,560,717
Class F, 1 month U.S. LIBOR + 2.600% 3.4832% 6/15/34 (d)(f)(g)	2,126,479	2,013,952
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 3.175% 8/15/36 (d)(f)(g)	1,125,825	1,070,284
Class D, 1 month U.S. LIBOR + 3.050% 3.925% 8/15/36 (d)(f)(g)	2,245,500	2,118,732
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.5176% 5/10/35 (d)(f)	715,000	679,158
Series 2013-GC15 Class D, 5.174% 9/10/46 (d)(f)	1,200,000	1,163,257
Series 2015-GC29 Class XA, 1.0202% 4/10/48 (f)(n)	18,603,097	441,559
Series 2015-GC33 Class XA, 0.8795% 9/10/58 (f)(n)	30,414,527	729,185
Series 2016-C3 Class D, 3% 11/15/49 (d)	829,000	612,089
Series 2016-P6 Class XA, 0.5689% 12/10/49 (f)(n)	21,780,702	463,138
Series 2019-GC41:
Class D, 3% 8/10/56 (d)	546,000	419,476
Class E, 3% 8/10/56 (d)	462,000	332,915
Series 2019-GC43 Class E, 3% 11/10/52 (d)	651,000	487,243
Series 2020-420K Class E, 3.3118% 11/10/42 (d)(f)	567,000	428,240
Series 2020-GC46:
Class D, 2.6% 2/15/53 (d)	673,000	509,636
Class E, 2.6% 2/15/53 (d)	76,000	53,309
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 3.925% 9/15/33 (d)(f)(g)	267,000	237,103
Class G, 1 month U.S. LIBOR + 5.050% 5.9313% 9/15/33 (d)(f)(g)	300,000	254,556
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (d)	3,375,249	3,367,039
Series 2013-LC6 Class E, 3.5% 1/10/46 (c)(d)	527,000	461,382
Series 2014-CR18 Class A5, 3.828% 7/15/47	2,605,000	2,609,419
Series 2012-CR1:
Class C, 5.2667% 5/15/45 (f)	426,000	419,610
Class D, 5.2667% 5/15/45 (d)(f)	1,160,000	1,038,200
Class G, 2.462% 5/15/45 (d)	425,000	94,359
Series 2012-LC4 Class C, 5.2799% 12/10/44 (f)	94,000	92,977
Series 2013-CR10 Class D, 4.8996% 8/10/46 (d)(f)	825,000	804,477
Series 2013-CR9 Class C, 4.2928% 7/10/45 (d)(f)	190,538	177,468
Series 2013-LC6 Class D, 4.2827% 1/10/46 (d)(f)	909,000	890,221
Series 2014-CR15 Class D, 4.6775% 2/10/47 (d)(f)	173,000	170,588
Series 2014-CR20 Class XA, 0.9824% 11/10/47 (f)(n)	35,503,054	653,629
Series 2014-LC17 Class XA, 0.7113% 10/10/47 (f)(n)	21,801,041	280,728
Series 2014-UBS2 Class D, 4.9799% 3/10/47 (d)(f)	542,000	516,959
Series 2014-UBS6 Class XA, 0.8536% 12/10/47 (f)(n)	43,007,231	740,215
Series 2015-3BP Class F, 3.2384% 2/10/35 (d)(f)	845,000	776,548
Series 2017-CD4 Class D, 3.3% 5/10/50 (d)	971,000	804,561
Series 2019-CD4 Class C, 4.3497% 5/10/50 (f)	739,000	687,406
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (d)	202,000	163,590
Commercial Mortgage Trust Series 2016-CD2:
Class C, 3.9818% 11/10/49 (f)	352,000	315,759
Class D, 2.7318% 11/10/49 (f)	299,000	225,968
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.8742% 8/15/45 (d)(f)	210,000	206,931
Class E, 4.8742% 8/15/45 (d)(f)	1,009,000	902,342
Class F, 4.25% 8/15/45 (d)	1,110,000	886,099
Series 2014-CR2 Class G, 4.25% 8/15/45 (c)(d)	286,000	158,073
Core Industrial Trust floater Series 2019-CORE Class E, 1 month U.S. LIBOR + 1.900% 2.775% 12/15/31 (d)(f)(g)	655,200	618,286
CPT Mortgage Trust sequential payer Series 2019-CPT Class F, 2.9968% 11/13/39 (d)(f)	651,000	500,646
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 5.0916% 6/15/34 (d)(g)	636,000	598,350
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (c)(d)	26,942	7,126
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 2.105% 5/15/36 (d)(f)(g)	9,047,000	8,865,906
Class C, 1 month U.S. LIBOR + 1.430% 2.305% 5/15/36 (d)(f)(g)	1,734,000	1,695,895
Class F, 1 month U.S. LIBOR + 2.650% 3.525% 5/15/36 (d)(f)(g)	378,000	362,830
Series 2020-FACT Class F, 1 month U.S. LIBOR + 6.150% 7.032% 10/15/37 (d)(f)(g)	588,000	577,398
Series 2021-4SZN Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.960% 4.7485% 11/15/23 (d)(f)(g)	2,667,000	2,547,733
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (d)	4,005,388	3,730,128
Series 2018-SITE:
Class A, 4.284% 4/15/36 (d)	7,384,000	7,231,599
Class B, 4.5349% 4/15/36 (d)	2,263,000	2,192,867
Class C, 4.782% 4/15/36 (d)(f)	1,523,000	1,467,489
Class D, 4.782% 4/15/36 (d)(f)	3,047,000	2,870,573
Series 2019-UVIL Class E, 3.2833% 12/15/41 (d)(f)	525,000	395,419
Series 2021-BRIT Class A, 1 month U.S. LIBOR + 3.450% 4.3342% 5/15/23 (d)(f)(g)	929,160	878,224
CRSNT Trust floater Series 2021-MOON:
Class F, 1 month U.S. LIBOR + 3.500% 4.38% 4/15/36 (d)(f)(g)	231,000	219,033
Class G, 1 month U.S. LIBOR + 4.500% 5.38% 4/15/36 (d)(f)(g)	126,000	119,594
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4416% 6/15/50 (d)(f)	701,000	561,082
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (d)(f)	588,000	572,925
Series 2017-CX9 Class D, 4.1157% 9/15/50 (d)(f)	284,000	227,834
Series 2018-CX11 Class C, 4.7959% 4/15/51 (f)	282,000	263,882
Series 2019-C16 Class C, 4.2371% 6/15/52 (f)	630,000	570,540
CSMC Trust:
floater Series 2017-CHOP Class F, 1 month U.S. LIBOR + 4.350% 5.225% 7/15/32 (d)(f)(g)	732,000	659,925
Series 2017-MOON Class E, 3.1965% 7/10/34 (d)(f)	789,000	786,239
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 4.9345% 1/10/34 (d)(f)	255,000	248,243
Class E, 4.9345% 1/10/34 (d)(f)	818,000	789,548
DBGS Mortgage Trust:
floater Series 2018-BIOD Class G, 1 month U.S. LIBOR + 2.500% 3.342% 5/15/35 (d)(f)(g)	652,427	620,996
Series 2018-C1:
Class C, 4.6332% 10/15/51 (f)	189,000	175,652
Class D, 2.8832% 10/15/51 (d)(f)	840,000	667,672
Series 2019-1735 Class F, 4.1946% 4/10/37 (d)(f)	665,000	522,206
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/53 (d)	212,000	154,947
DBUBS Mortgage Trust:
Series 2011-LC1A Class XB, 0.7346% 11/10/46 (d)(f)(n)	633,772	6
Series 2011-LC3A Class D, 5.3702% 8/10/44 (d)(f)	498,857	473,915
DC Office Trust Series 2019-MTC Class E, 3.072% 9/15/45 (d)(f)	250,000	193,993
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.4831% 8/10/49 (f)	218,000	196,233
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 1.576% 11/15/38 (d)(f)(g)	23,453,000	22,410,477
Class G, 1 month U.S. LIBOR + 3.110% 3.991% 11/15/38 (d)(f)(g)	100,000	92,891
Class J, 1 month U.S. LIBOR + 3.610% 4.4899% 11/15/38 (d)(f)(g)	1,201,000	1,114,309
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 1.955% 7/15/38 (d)(f)(g)	7,521,708	7,352,243
Class B, 1 month U.S. LIBOR + 1.380% 2.255% 7/15/38 (d)(f)(g)	4,283,636	4,168,245
Class C, 1 month U.S. LIBOR + 1.700% 2.575% 7/15/38 (d)(f)(g)	3,157,567	3,070,617
Class D, 1 month U.S. LIBOR + 2.250% 3.125% 7/15/38 (d)(f)(g)	6,414,522	6,205,787
Class F, 1 month U.S. LIBOR + 3.700% 4.575% 7/15/38 (d)(f)(g)	1,902,292	1,807,060
GS Mortgage Securities Corp. II Series 2010-C1:
Class B, 5.148% 8/10/43 (d)	62,143	61,476
Class X, 0.4684% 8/10/43 (d)(f)(n)	229,553	1,109
GS Mortgage Securities Corp. Trust floater Series 2019-70P Class F, 1 month U.S. LIBOR + 2.650% 3.525% 10/15/36 (d)(f)(g)	1,717,000	1,559,307
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 2.575% 9/15/31 (d)(f)(g)	12,921,153	12,736,966
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.97% 10/15/31 (d)(f)(g)	10,353,000	10,089,290
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 1.825% 10/15/36 (d)(f)(g)	10,027,000	9,695,891
Class B, 1 month U.S. LIBOR + 1.150% 2.025% 10/15/36 (d)(f)(g)	1,550,000	1,467,067
Class C, 1 month U.S. LIBOR + 1.550% 2.425% 10/15/36 (d)(f)(g)	1,277,000	1,200,726
Series 2011-GC5:
Class C, 5.1589% 8/10/44 (d)(f)	505,077	434,807
Class D, 5.1589% 8/10/44 (d)(f)	342,592	148,342
Class E, 5.1589% 8/10/44 (d)(f)	424,043	40,284
Class F, 4.5% 8/10/44 (c)(d)	733,782	2,574
Series 2012-GC6I Class F, 5% 1/10/45 (f)	206,106	173,942
Series 2012-GCJ7:
Class C, 5.342% 5/10/45 (f)	104,673	103,103
Class F, 5% 5/10/45 (c)(d)	205,868	41,020
Series 2012-GCJ9:
Class D, 4.7163% 11/10/45 (d)(f)	1,059,000	1,046,733
Class E, 4.7163% 11/10/45 (d)(f)	510,000	466,156
Series 2013-GC10 Class D, 4.4007% 2/10/46 (d)(f)	334,000	302,653
Series 2013-GC12 Class D, 4.4517% 6/10/46 (d)(f)	138,482	133,758
Series 2013-GC16:
Class C, 5.3107% 11/10/46 (f)	241,000	238,230
Class D, 5.3107% 11/10/46 (d)(f)	634,000	618,980
Class F, 3.5% 11/10/46 (d)	536,000	407,178
Series 2014-GC20 Class XA, 1.0179% 4/10/47 (f)(n)	36,136,034	517,136
Series 2015-GC34 Class XA, 1.2189% 10/10/48 (f)(n)	9,417,992	307,583
Series 2016-GS2 Class D, 2.753% 5/10/49 (d)	386,000	321,559
Series 2016-GS4 Class C, 3.9552% 11/10/49 (f)	264,000	238,126
Series 2017-GS6 Class D, 3.243% 5/10/50 (d)	950,000	807,560
Series 2018-GS9 Class D, 3% 3/10/51 (d)	476,000	380,883
Series 2019-GC38 Class D, 3% 2/10/52 (d)	543,000	435,064
Series 2019-GC39 Class D, 3% 5/10/52 (d)	672,000	516,751
Series 2019-GC40:
Class D, 3% 7/10/52 (d)	525,000	411,625
Class DBF, 3.5497% 7/10/52 (d)(f)	619,000	569,861
Series 2019-GC42:
Class D, 2.8% 9/1/52 (d)	727,000	557,505
Class E, 2.8% 9/1/52 (d)	609,000	451,548
Series 2019-GS5 Class C, 4.299% 3/10/50 (f)	651,000	612,035
Series 2019-GSA1 Class E, 2.8% 11/10/52 (d)	395,000	296,077
Series 2020-GC45:
Class D, 2.85% 2/13/53 (d)	525,000	397,134
Class SWD, 3.2185% 12/13/39 (d)(f)	399,000	312,271
Series 2020-GC47 Class D, 3.4548% 5/12/53 (d)(f)	189,000	152,714
Series 2021-RENT Class G, 1 month U.S. LIBOR + 5.700% 6.6607% 11/21/35 (d)(f)(g)	1,725,126	1,626,822
Hilton U.S.A. Trust:
Series 2016-HHV:
Class E, 4.1935% 11/5/38 (d)(f)	831,000	756,125
Class F, 4.1935% 11/5/38 (d)(f)	1,113,000	974,174
Series 2016-SFP:
Class D, 4.9269% 11/5/35 (d)	399,000	389,522
Class F, 6.1552% 11/5/35 (d)	846,000	817,765
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (d)	333,789	300,255
Class F, 4.101% 9/17/39 (d)	83,657	75,763
Hudson Yards Mortgage Trust:
Series 2019-30HY Class E, 3.4431% 7/10/39 (d)(f)	483,000	411,084
Series 2019-55HY Class F, 2.9428% 12/10/41 (d)(f)	378,000	299,862
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 3.0247% 6/15/34 (d)(f)(g)	235,174	231,260
Class FFL, 1 month U.S. LIBOR + 2.850% 3.7247% 6/15/34 (d)(f)(g)	107,729	106,106
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (d)	592,000	551,214
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 0.6424% 4/15/47 (f)(n)	3,562,197	36,465
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (d)	106,000	83,011
Series 2014-C26 Class D, 3.8795% 1/15/48 (d)(f)	2,126,000	1,933,812
Series 2015-C30 Class XA, 0.4401% 7/15/48 (f)(n)	22,467,918	267,714
Series 2015-C32 Class C, 4.6485% 11/15/48 (f)	1,368,000	1,090,485
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.3872% 12/15/49 (d)(f)	696,000	564,254
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.0697% 12/15/49 (f)	343,000	308,906
Class D, 3.0697% 12/15/49 (d)(f)	681,000	564,447
Series 2017-C7 Class D, 3% 10/15/50 (d)	821,000	631,880
Series 2018-C8 Class D, 3.2174% 6/15/51 (d)(f)	223,000	168,255
Series 2019-COR6:
Class D, 2.5% 11/13/52 (d)	315,000	239,441
Class E, 2.5% 11/13/52 (d)	609,000	429,879
Series 2020-COR7 Class D, 1.75% 5/13/53 (d)	399,000	275,032
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-MFP:
Class E, 1 month U.S. LIBOR + 2.160% 3.035% 7/15/36 (d)(f)(g)	567,000	539,433
Class F, 1 month U.S. LIBOR + 3.000% 3.875% 7/15/36 (d)(f)(g)	189,000	177,048
Series 2011-C3:
Class E, 5.5241% 2/15/46 (d)(f)	637,000	220,938
Class G, 4.409% 2/15/46 (d)(f)	202,000	13,744
Class H, 4.409% 2/15/46 (c)(d)(f)	453,000	24,092
Series 2011-C4:
Class D, 5.5565% 7/15/46 (d)(f)	1,134,000	1,112,440
Class E, 5.5565% 7/15/46 (d)(f)	798,000	773,477
Class H, 3.873% 7/15/46 (d)	428,000	396,490
Class NR, 3.873% 7/15/46 (d)	231,000	220,311
Series 2012-CBX:
Class C, 4.8225% 6/15/45 (f)	91,000	90,074
Class D, 4.8225% 6/15/45 (d)(f)	481,000	452,049
Class E, 4.8225% 6/15/45 (c)(d)(f)	625,000	306,250
Class F, 4% 6/15/45 (d)	615,000	130,688
Class G 4% 6/15/45 (d)	674,000	45,852
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (f)	584,000	543,232
Class D, 4.1639% 4/15/46 (f)	907,000	655,586
Class F, 3.25% 4/15/46 (d)(f)	1,014,000	374,065
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (c)(d)(f)	516,000	34,861
Class E, 3.8046% 6/10/27 (c)(d)(f)	830,000	16,816
Series 2018-AON Class F, 4.6132% 7/5/31 (d)(f)	409,000	394,546
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (d)	4,763,000	4,735,051
Class CFX, 4.9498% 7/5/33 (d)	1,323,000	1,308,681
Class DFX, 5.3503% 7/5/33 (d)	2,354,000	2,316,454
Class EFX, 5.5422% 7/5/33 (d)	2,783,000	2,711,511
Class XAFX, 1.116% 7/5/33 (d)(f)(n)	19,961,000	193,622
Series 2019-OSB Class E, 3.7828% 6/5/39 (d)(f)	588,000	516,865
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (d)	401,000	369,013
Class FFX, 4.6254% 1/16/37 (d)	642,000	585,767
Class GFX, 4.6882% 1/16/37 (d)(f)	252,000	227,609
KNDL Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 2.875% 5/15/36 (d)(f)(g)	924,000	880,420
KNDR Trust floater Series 2021-KIND Class F, 1 month U.S. LIBOR + 3.950% 4.825% 8/15/38 (d)(f)(g)	1,113,000	1,046,665
La Quita Mortgage Trust floater Series 2022-LAQ Class F, CME TERM SOFR 1 MONTH INDEX + 5.970% 6.7669% 3/15/39 (d)(f)(g)	693,000	670,464
Liberty Street Trust Series 2016-225L:
Class D, 4.6485% 2/10/36 (d)(f)	213,000	200,583
Class E, 4.6485% 2/10/36 (d)(f)	523,000	478,212
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME TERM SOFR 1 MONTH INDEX + 1.290% 2.0952% 5/15/39 (d)(f)(g)	26,961,000	26,421,403
Class B, CME TERM SOFR 1 MONTH INDEX + 1.790% 2.5939% 5/15/39 (d)(f)(g)	16,119,000	15,777,039
Class C, CME TERM SOFR 1 MONTH INDEX + 2.090% 2.8931% 5/15/39 (d)(f)(g)	9,032,000	8,816,924
Class D, CME TERM SOFR 1 MONTH INDEX + 2.540% 3.3419% 5/15/39 (d)(f)(g)	8,027,000	7,816,578
Class E, CME TERM SOFR 1 MONTH INDEX + 3.240% 4.04% 5/15/39 (d)(f)(g)	1,302,000	1,267,831
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 1.575% 3/15/38 (d)(f)(g)	13,521,737	12,946,155
Class B, 1 month U.S. LIBOR + 0.880% 1.755% 3/15/38 (d)(f)(g)	3,263,461	3,108,207
Class C, 1 month U.S. LIBOR + 1.100% 1.975% 3/15/38 (d)(f)(g)	2,053,425	1,939,693
Class D, 1 month U.S. LIBOR + 1.400% 2.275% 3/15/38 (d)(f)(g)	2,855,528	2,678,508
Class E, 1 month U.S. LIBOR + 1.750% 2.625% 3/15/38 (d)(f)(g)	2,494,778	2,328,381
Class G, 1 month U.S. LIBOR + 2.950% 3.825% 3/15/38 (d)(f)(g)	3,679,257	3,423,826
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/40 (d)(f)	455,000	320,435
MED Trust floater Series 2021-MDLN:
Class F, 1 month U.S. LIBOR + 4.000% 4.875% 11/15/38 (d)(f)(g)	1,079,000	1,004,949
Class G, 1 month U.S. LIBOR + 5.250% 6.125% 11/15/38 (d)(f)(g)	3,268,000	3,010,118
Merit floater Series 2021-STOR Class G, 1 month U.S. LIBOR + 2.750% 3.625% 7/15/38 (d)(f)(g)	189,000	175,425
MFT Trust Series 2020-B6 Class C, 3.2828% 8/10/40 (d)(f)	399,000	327,451
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, 1 month U.S. LIBOR + 2.600% 3.476% 4/15/38 (d)(f)(g)	105,000	99,220
Class G, 1 month U.S. LIBOR + 3.200% 4.076% 4/15/38 (d)(f)(g)	2,520,000	2,356,054
MHC Trust floater Series 2021-MHC2 Class F, 1 month U.S. LIBOR + 2.400% 3.275% 5/15/23 (d)(f)(g)	441,000	408,302
MHP Commercial Mortgage Trust floater Series 2022-MHIL Class G, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.950% 4.7392% 1/15/27 (d)(f)(g)	630,000	599,233
MOFT Trust Series 2020-ABC:
Class D, 3.4767% 2/10/42 (d)(f)	263,000	206,196
Class E, 3.4767% 2/10/42 (d)(f)	194,000	144,578
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31	386,000	343,452
Series 2012-C5 Class E, 4.7151% 8/15/45 (d)(f)	159,000	158,458
Series 2012-C6 Class D, 4.5907% 11/15/45 (d)(f)	811,000	800,621
Series 2012-C6, Class F, 4.5907% 11/15/45 (c)(d)(f)	378,000	345,011
Series 2013-C12 Class D, 4.7623% 10/15/46 (d)(f)	713,000	650,961
Series 2013-C13:
Class D, 4.8963% 11/15/46 (d)(f)	970,000	899,545
Class E, 4.8963% 11/15/46 (d)(f)	435,919	373,391
Series 2013-C7 Class C, 4.0927% 2/15/46 (f)	175,000	171,453
Series 2013-C8 Class D, 4.0102% 12/15/48 (d)(f)	273,000	267,583
Series 2013-C9:
Class C, 4.0188% 5/15/46 (f)	502,000	490,384
Class D, 4.1068% 5/15/46 (d)(f)	938,000	872,751
Class E, 4.1068% 5/15/46 (d)(f)	402,000	347,815
Series 2014-C17 Class XA, 1.0526% 8/15/47 (f)(n)	33,335,465	514,683
Series 2015-C25 Class XA, 1.046% 10/15/48 (f)(n)	14,832,877	380,684
Series 2016-C30:
Class C, 4.0983% 9/15/49 (f)	151,000	137,674
Class D, 3% 9/15/49 (d)	138,000	97,590
Series 2016-C31 Class C, 4.2738% 11/15/49 (f)	343,000	304,125
Series 2016-C32 Class C, 4.2762% 12/15/49 (f)	236,000	201,908
Series 2017-C33 Class D, 3.356% 5/15/50 (d)	520,000	433,663
Morgan Stanley Capital I Trust:
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.45% 12/15/36 (d)(f)(g)	5,100,000	4,971,205
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (d)	16,898,000	16,398,796
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)(f)	2,878	2,863
Series 2011-C2:
Class D, 5.2113% 6/15/44 (d)(f)	685,421	664,196
Class F, 5.2113% 6/15/44 (c)(d)(f)	407,000	264,550
Class XB, 0.4366% 6/15/44 (d)(f)(n)	1,508,415	5,923
Series 2011-C3:
Class C, 5.0847% 7/15/49 (d)(f)	96,807	96,519
Class D, 5.0847% 7/15/49 (d)(f)	1,176,000	1,141,939
Class E, 5.0847% 7/15/49 (d)(f)	666,000	594,457
Class F, 5.0847% 7/15/49 (d)(f)	182,000	130,410
Class G, 5.0847% 7/15/49 (c)(d)(f)	616,400	331,319
Series 2012-C4 Class D, 5.1638% 3/15/45 (d)(f)	139,980	131,581
Series 2014-150E:
Class C, 4.295% 9/9/32 (d)(f)	238,000	226,812
Class F, 4.295% 9/9/32 (d)(f)	401,000	359,822
Series 2015-MS1:
Class C, 4.0349% 5/15/48 (f)	266,000	247,850
Class D, 4.0349% 5/15/48 (d)(f)	751,000	651,114
Series 2015-UBS8 Class D, 3.18% 12/15/48 (d)	298,000	226,886
Series 2016-BNK2:
Class C, 3% 11/15/49 (d)	798,000	643,941
Class D, 3.8907% 11/15/49 (f)	343,000	313,293
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 3.475% 11/15/34 (d)(f)(g)	462,000	449,423
Series 2017-H1 Class D, 2.546% 6/15/50 (d)	463,000	363,747
Series 2018-H4 Class A4, 4.31% 12/15/51	4,779,000	4,790,672
Series 2018-MP Class E, 4.276% 7/11/40 (d)(f)	730,000	581,335
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (d)(f)	2,441,000	2,323,577
Class C, 3.1771% 11/10/36 (d)(f)	2,343,000	2,198,374
Series 2020-CNP Class D, 2.4276% 4/5/42 (d)(f)	252,000	184,803
Series 2020-HR8 Class D, 2.5% 7/15/53 (d)	420,000	315,819
Series 2020-L4, Class C, 3.536% 2/15/53	115,000	101,338
Motel 6 Trust floater Series 2021-MTL6:
Class F, 1 month U.S. LIBOR + 3.550% 4.4247% 9/15/38 (d)(f)(g)	290,500	279,927
Class G, 1 month U.S. LIBOR + 4.700% 5.5747% 9/15/38 (d)(f)(g)	678,300	652,583
Class H, 1 month U.S. LIBOR + 6.000% 6.8747% 9/15/38 (d)(f)(g)	511,000	491,423
MRCD Mortgage Trust Series 2019-PARK:
Class G, 2.7175% 12/15/36 (d)	2,730,000	2,392,179
Class J, 4.25% 12/15/36 (d)	1,443,000	1,292,493
MSCCG Trust floater sequential payer Series 2018-SELF Class F, 1 month U.S. LIBOR + 3.050% 3.925% 10/15/37 (d)(f)(g)	485,000	466,819
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (d)(f)	170,000	126,937
MTN Commercial Mortgage Trust floater Series 2022-LPFL Class F, CME TERM SOFR 1 MONTH INDEX + 5.280% 6.0668% 3/15/39 (d)(f)(g)	1,995,000	1,915,900
Natixis Commercial Mortgage Securities Trust:
Series 2018-285M Class F, 3.7904% 11/15/32 (d)(f)	170,000	166,973
Series 2018-TECH Class F, 1 month U.S. LIBOR + 3.000% 3.875% 11/15/34 (d)(f)(g)	138,000	130,982
Series 2019-10K:
Class E, 4.1346% 5/15/39 (d)(f)	231,000	179,367
Class F, 4.1346% 5/15/39 (d)(f)	768,000	578,112
Series 2020-2PAC:
Class AMZ2, 3.5% 1/15/37 (d)(f)	399,000	373,371
Class AMZ3, 3.5% 1/15/37 (d)(f)	189,000	174,597
Class MSK3, 3.25% 12/15/36 (d)(f)	903,000	809,775
NYT Mortgage Trust floater Series 2019-NYT Class F, 1 month U.S. LIBOR + 3.000% 3.875% 12/15/35 (d)(f)(g)	775,000	706,100
OPG Trust floater Series 2021-PORT Class J, 1 month U.S. LIBOR + 3.340% 4.221% 10/15/36 (d)(f)(g)	551,000	509,292
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class F, 1 month U.S. LIBOR + 3.350% 4.225% 7/15/38 (d)(f)(g)	553,000	516,899
Class NR, 1 month U.S. LIBOR + 6.000% 6.875% 7/15/38 (d)(f)(g)	157,000	147,549
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/1/70 (d)	1,705,000	1,309,582
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 2.7273% 12/15/37 (d)(f)(g)	4,268,000	4,083,316
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 2.3773% 12/15/37 (d)(f)(g)	853,710	842,291
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	110,957	121,813
SFO Commercial Mortgage Trust floater Series 2021-555 Class F, 1 month U.S. LIBOR + 3.650% 4.525% 5/15/38 (d)(f)(g)	539,000	498,548
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.4771% 9/15/39 (d)(f)	747,000	584,407
Series 2020-COVE:
Class F, 3.7276% 3/15/37 (d)(f)	1,326,000	1,179,116
Class G, 3.7276% 3/15/37 (d)(f)	483,000	409,352
SLG Office Trust Series 2021-OVA Class G, 2.8506% 7/15/41 (d)	2,113,000	1,526,467
SMRT Commercial Mortgage Trust floater Series 2022-MINI Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.350% 4.132% 1/15/39 (d)(f)(g)	903,000	852,255
SOHO Trust Series 2021-SOHO Class D, 2.6966% 8/10/38 (d)(f)	618,000	481,700
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME TERM SOFR 1 MONTH INDEX + 2.000% 2.7817% 2/15/39 (d)(f)(g)	4,281,000	4,098,944
Class C, CME TERM SOFR 1 MONTH INDEX + 2.650% 3.4317% 2/15/39 (d)(f)(g)	2,226,000	2,132,763
SREIT Trust floater:
Series 2021-IND Class G, 1 month U.S. LIBOR + 3.260% 4.1408% 10/15/38 (d)(f)(g)	840,000	766,572
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 1.6055% 11/15/38 (d)(f)(g)	15,989,000	15,520,927
Class B, 1 month U.S. LIBOR + 1.070% 1.9545% 11/15/38 (d)(f)(g)	9,157,000	8,762,510
Class C, 1 month U.S. LIBOR + 1.320% 2.2037% 11/15/38 (d)(f)(g)	5,687,000	5,400,674
Class D, 1 month U.S. LIBOR + 1.570% 2.4529% 11/15/38 (d)(f)(g)	3,737,000	3,525,129
Class G, 1 month U.S. LIBOR + 2.970% 3.8485% 11/15/38 (d)(f)(g)	2,415,000	2,260,914
Series 2021-MFP2 Class J, 1 month U.S. LIBOR + 3.910% 4.7905% 11/15/36 (d)(f)(g)	1,795,000	1,695,457
STWD Trust floater sequential payer Series 2021-LIH:
Class E, 1 month U.S. LIBOR + 2.900% 3.778% 11/15/36 (d)(f)(g)	1,281,000	1,191,147
Class F, 1 month U.S. LIBOR + 3.550% 4.426% 11/15/36 (d)(f)(g)	550,000	510,915
Class G, 1 month U.S. LIBOR + 4.200% 5.075% 11/15/36 (d)(f)(g)	294,000	273,913
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.8925% 2/12/41 (d)(f)	104,000	78,105
TPGI Trust floater Series 2021-DGWD Class G, 1 month U.S. LIBOR + 3.850% 4.72% 6/15/26 (d)(f)(g)	252,000	236,438
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 6.2233% 5/10/45 (d)(f)	75,137	70,178
Class E, 5% 5/10/45 (d)(f)	325,000	126,750
Class F, 5% 5/10/45 (d)(f)	418,000	20,996
Series 2017-C7 Class XA, 1.0063% 12/15/50 (f)(n)	29,382,175	1,178,149
Series 2018-C8 Class C, 4.6988% 2/15/51 (f)	189,000	181,942
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (d)(f)	201,000	153,583
Series 2012-WRM Class E, 4.238% 6/10/30 (d)(f)	478,000	268,278
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class C, 6.4397% 1/10/45 (d)(f)	114,556	112,872
VASA Trust:
floater Series 2021-VASA Class G, 1 month U.S. LIBOR + 5.000% 5.875% 7/15/39 (d)(f)(g)	168,000	160,633
floater sequential payer Series 2021-VASA Class F, 1 month U.S. LIBOR + 3.900% 4.775% 7/15/39 (d)(f)(g)	767,000	732,589
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (d)	12,891,000	10,786,539
Series 2020-LAB:
Class B, 2.453% 10/10/42 (d)	800,000	661,701
Class X, 0.4294% 10/10/42 (d)(f)(n)	19,300,000	577,240
VMC Finance Ltd. floater Series 2021-HT1 Class B, 1 month U.S. LIBOR + 4.500% 5.4356% 1/18/37 (d)(f)(g)	2,478,000	2,355,402
VNO Mortgage Trust Series 2012-6AVE Class D, 3.3372% 11/15/30 (d)(f)	471,000	471,197
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 2.075% 5/15/31 (d)(f)(g)	8,949,000	8,613,367
Series 2021-SAVE:
Class D, 1 month U.S. LIBOR + 2.500% 3.375% 2/15/40 (d)(f)(g)	197,258	184,344
Class E, 1 month U.S. LIBOR + 3.650% 4.525% 2/15/40 (d)(f)(g)	140,898	131,304
sequential payer Series 2020-C57 Class D, 2.5% 8/15/53 (d)	581,000	442,785
Series 2012-LC5:
Class C, 4.693% 10/15/45 (f)	207,000	207,218
Class D, 4.7182% 10/15/45 (d)(f)	1,280,000	1,275,372
Class E, 4.7182% 10/15/45 (d)(f)	486,918	480,440
Class F, 4.7182% 10/15/45 (d)(f)	147,000	136,187
Series 2015-C31 Class XA, 0.9646% 11/15/48 (f)(n)	11,961,834	319,904
Series 2015-NXS4 Class D, 3.6857% 12/15/48 (f)	483,000	436,428
Series 2016-BNK1:
Class C, 3.071% 8/15/49	254,000	215,996
Class D, 3% 8/15/49 (d)	266,000	172,967
Series 2016-C34 Class XA, 2.0877% 6/15/49 (f)(n)	10,134,798	549,526
Series 2016-LC25 Class C, 4.3397% 12/15/59 (f)	328,000	309,820
Series 2016-NXS6 Class D, 3.059% 11/15/49 (d)	733,000	600,238
Series 2017-RB1 Class D, 3.401% 3/15/50 (d)	326,000	272,785
Series 2018-C43 Class C, 4.514% 3/15/51	228,000	206,534
Series 2018-C46 Class XA, 0.9346% 8/15/51 (f)(n)	30,610,065	1,069,060
Series 2018-C48 Class A5, 4.302% 1/15/52	4,229,000	4,268,342
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (c)(f)	203,000	8,384
Series 2011-C3:
Class D, 5.3744% 3/15/44 (d)(f)	739,416	292,069
Class E, 5% 3/15/44 (d)	409,000	2,045
Class F, 5% 3/15/44 (d)	218,007	20
Series 2011-C4:
Class D, 4.8884% 6/15/44 (d)(f)	258,000	238,207
Class E, 4.8884% 6/15/44 (d)(f)	183,000	142,578
Series 2011-C5:
Class E, 5.5194% 11/15/44 (d)(f)	453,388	452,088
Class F, 5.25% 11/15/44 (d)(f)	733,000	672,317
Class G, 5.25% 11/15/44 (d)(f)	205,000	181,825
Series 2012-C7:
Class C, 4.6305% 6/15/45 (f)	677,000	473,900
Class E, 4.6305% 6/15/45 (d)(f)	481,000	43,290
Class F, 4.5% 6/15/45 (d)	230,566	1,153
Class G, 4.5% 6/15/45 (c)(d)	678,513	67
Series 2012-C8:
Class D, 4.8846% 8/15/45 (d)(f)	293,000	291,747
Class E, 4.8846% 8/15/45 (d)(f)	201,000	199,776
Series 2013-C11:
Class D, 4.2299% 3/15/45 (d)(f)	443,749	429,136
Class E, 4.2299% 3/15/45 (d)(f)	976,128	912,792
Series 2013-C13 Class D, 4.1446% 5/15/45 (d)(f)	321,000	308,731
Series 2013-C16 Class D, 4.9858% 9/15/46 (d)(f)	115,000	109,053
Series 2013-UBS1 Class D, 5.0248% 3/15/46 (d)(f)	455,375	447,496
Series 2014-C21 Class XA, 1.0139% 8/15/47 (f)(n)	26,921,475	458,562
Series 2014-C24 Class XA, 0.8435% 11/15/47 (f)(n)	10,226,604	169,312
Series 2014-LC14 Class XA, 1.2421% 3/15/47 (f)(n)	16,142,826	251,113
WFCM Series 2022-C62 Class C, 4.3504% 4/15/55 (f)	1,077,000	964,608
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.5955% 11/10/36 (d)(f)	198,000	162,307
Class F, 3.5955% 11/10/36 (d)(f)	1,082,000	842,447
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (d)(f)	289,000	238,241
Class PR2, 3.516% 6/5/35 (d)(f)	755,000	576,193
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $884,650,501)		833,193,893

Municipal Securities - 0.5%
	Principal Amount (a)	Value ($)
California Gen. Oblig.:
Series 2009:
7.3% 10/1/39	10,015,000	13,182,702
7.35% 11/1/39	960,000	1,270,208
7.55% 4/1/39	6,805,000	9,365,475
Series 2010, 7.625% 3/1/40	3,670,000	5,042,810
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	5,065,000	6,046,413
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	4,477,455	4,524,498
5.1% 6/1/33	22,880,000	23,322,190
Series 2010-1, 6.63% 2/1/35	4,335,000	4,666,703
Series 2010-3:
6.725% 4/1/35	6,465,000	6,963,914
7.35% 7/1/35	2,965,000	3,286,683
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,838,000	16,840,621
TOTAL MUNICIPAL SECURITIES (Cost $93,702,589)		94,512,217

Foreign Government and Government Agency Obligations - 1.0%
		Principal Amount (a)	Value ($)
Angola Republic:
8.25% 5/9/28 (d)		745,000	717,063
8.75% 4/14/32 (d)		430,000	407,425
9.375% 5/8/48 (d)		125,000	112,031
9.5% 11/12/25 (d)		1,690,000	1,759,713
Arab Republic of Egypt:
5.8% 9/30/27 (d)		540,000	450,225
7.0529% 1/15/32 (d)		210,000	164,850
7.5% 1/31/27 (d)		3,773,000	3,442,863
7.6003% 3/1/29 (d)		780,000	674,700
7.903% 2/21/48 (d)		534,000	373,800
8.5% 1/31/47 (d)		904,000	656,530
8.7002% 3/1/49 (d)		470,000	344,275
Argentine Republic:
0.5% 7/9/30 (r)		9,215,675	2,695,585
1% 7/9/29		1,021,922	302,489
1.125% 7/9/35 (r)		2,758,814	750,397
2% 1/9/38 (r)		1,219,773	424,481
Barbados Government 6.5% 10/1/29 (d)		1,250,000	1,196,328
Bermuda Government:
2.375% 8/20/30 (d)		80,000	70,090
3.375% 8/20/50 (d)		230,000	181,312
3.717% 1/25/27 (d)		935,000	924,072
4.75% 2/15/29 (d)		520,000	538,298
Brazilian Federative Republic:
2.875% 6/6/25		1,700,000	1,638,800
3.875% 6/12/30		1,135,000	1,013,555
7.125% 1/20/37		840,000	908,408
8.25% 1/20/34		1,526,000	1,769,016
Buenos Aires Province 3.9% 9/1/37 (d)(r)		775,000	300,458
Chilean Republic:
2.45% 1/31/31		1,895,000	1,674,469
2.75% 1/31/27		425,000	407,150
3.5% 1/31/34		280,000	259,560
4% 1/31/52		245,000	214,375
4.34% 3/7/42		360,000	336,600
Colombian Republic:
3% 1/30/30		1,475,000	1,220,839
3.125% 4/15/31		785,000	637,960
3.25% 4/22/32		400,000	321,000
4.125% 5/15/51		325,000	228,678
5% 6/15/45		1,360,000	1,057,230
5.2% 5/15/49		900,000	711,169
6.125% 1/18/41		60,000	54,349
7.375% 9/18/37		205,000	213,623
Costa Rican Republic:
5.625% 4/30/43 (d)		240,000	194,145
6.125% 2/19/31 (d)		300,000	291,713
7% 4/4/44 (d)		75,000	68,991
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (d)(e)		345,000	132,000
7.55% 3/28/30 (d)(e)		335,000	128,174
7.85% 3/14/29 (d)(e)		605,000	231,479
Dominican Republic:
4.875% 9/23/32 (d)		1,110,000	956,196
5.875% 1/30/60 (d)		570,000	443,104
5.95% 1/25/27 (d)		664,000	663,502
6% 7/19/28 (d)		549,000	538,809
6.4% 6/5/49 (d)		230,000	194,609
6.5% 2/15/48 (d)		300,000	256,931
6.85% 1/27/45 (d)		592,000	530,506
6.875% 1/29/26 (d)		988,000	1,020,110
7.45% 4/30/44 (d)		401,000	383,907
Ecuador Republic:
1% 7/31/35 (d)(r)		1,000,000	638,625
5% 7/31/30 (d)(r)		1,815,000	1,501,686
El Salvador Republic:
6.375% 1/18/27 (d)		105,000	41,068
7.1246% 1/20/50 (d)		405,000	155,621
7.625% 2/1/41 (d)		120,000	46,560
7.75% 1/24/23 (d)		970,000	705,857
Emirate of Abu Dhabi:
1.7% 3/2/31 (d)		825,000	718,163
3.125% 4/16/30 (d)		1,085,000	1,067,572
3.125% 9/30/49 (d)		1,335,000	1,102,877
3.875% 4/16/50 (d)		9,890,000	9,338,633
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		1,000,000	761,125
Gabonese Republic 7% 11/24/31 (d)		630,000	530,775
Georgia Republic 2.75% 4/22/26 (d)		690,000	586,500
German Federal Republic:
0% 2/15/32 (Reg. S)	EUR	3,370,000	3,245,066
0% 5/15/35 (Reg. S) (i)(j)	EUR	7,075,000	6,434,263
Ghana Republic:
7.75% 4/7/29 (d)		810,000	440,589
8.125% 1/18/26 (d)		110,000	81,111
10.75% 10/14/30 (d)		525,000	476,438
Guatemalan Republic:
4.9% 6/1/30 (d)		325,000	309,928
5.375% 4/24/32 (d)		490,000	478,148
6.125% 6/1/50 (d)		335,000	309,624
Hungarian Republic 2.125% 9/22/31 (d)		285,000	230,013
Indonesian Republic:
3.85% 10/15/30		460,000	453,186
4.1% 4/24/28		960,000	967,380
4.2% 10/15/50		24,000,000	21,632,640
4.35% 1/11/48		655,000	604,310
4.4% 6/6/27 (d)(m)		480,000	484,200
5.125% 1/15/45 (d)		1,145,000	1,145,126
5.25% 1/17/42 (d)		485,000	497,368
5.95% 1/8/46 (d)		560,000	617,330
6.75% 1/15/44 (d)		380,000	448,442
7.75% 1/17/38 (d)		1,017,000	1,278,750
8.5% 10/12/35 (d)		1,510,000	1,996,786
Islamic Republic of Pakistan:
6% 4/8/26 (d)		955,000	706,805
6.875% 12/5/27 (d)		180,000	133,121
8.25% 4/15/24 (d)		339,000	273,276
Israeli State 3.375% 1/15/50		865,000	742,689
Ivory Coast:
6.125% 6/15/33 (d)		1,380,000	1,228,459
6.375% 3/3/28 (d)		1,580,000	1,526,971
Jamaican Government:
6.75% 4/28/28		275,000	293,098
7.875% 7/28/45		250,000	289,500
Jordanian Kingdom:
4.95% 7/7/25 (d)		830,000	790,471
7.375% 10/10/47 (d)		155,000	131,149
Kingdom of Saudi Arabia:
2.25% 2/2/33 (d)		990,000	868,725
3.25% 10/22/30 (d)		5,890,000	5,750,113
3.625% 3/4/28 (d)		425,000	429,250
3.75% 1/21/55 (d)		370,000	323,288
4.5% 10/26/46 (d)		900,000	870,750
4.5% 4/22/60 (d)		4,190,000	4,074,775
4.625% 10/4/47 (d)		425,000	417,031
Korean Republic 1% 9/16/30		855,000	718,824
Lebanese Republic:
5.8% 12/31/49 (e)		1,113,000	95,162
6.375% 12/31/49 (e)		977,000	85,365
Ministry of Finance of the Russian Federation:
4.375% 3/21/29(Reg. S) (e)		400,000	68,000
5.1% 3/28/35(Reg. S) (e)		600,000	96,000
Mongolia Government 5.125% 4/7/26 (d)		600,000	558,066
Moroccan Kingdom:
2.375% 12/15/27 (d)		1,280,000	1,099,520
4% 12/15/50 (d)		200,000	137,750
5.5% 12/11/42 (d)		100,000	84,456
Panamanian Republic:
2.252% 9/29/32		580,000	475,890
3.16% 1/23/30		610,000	562,649
3.298% 1/19/33		615,000	547,043
3.87% 7/23/60		500,000	381,813
3.875% 3/17/28		775,000	758,919
4.5% 5/15/47		350,000	309,269
4.5% 4/16/50		1,090,000	958,723
Peoples Republic of China 1.2% 10/21/30 (d)		620,000	537,335
Peruvian Republic:
2.783% 1/23/31		2,735,000	2,415,860
3% 1/15/34		610,000	522,770
3.3% 3/11/41		700,000	565,950
Province of Santa Fe 7% 3/23/23 (d)		570,500	550,996
Provincia de Cordoba:
5% 12/10/25 (d)(r)		1,645,009	1,327,625
5% 6/1/27 (d)(r)		640,167	447,237
Republic of Armenia 7.15% 3/26/25 (d)		350,000	346,456
Republic of Iraq 5.8% 1/15/28 (Reg. S)		408,000	387,294
Republic of Kenya:
6.875% 6/24/24 (d)		780,000	726,375
7% 5/22/27 (d)		685,000	607,938
Republic of Nigeria:
6.125% 9/28/28 (d)		765,000	622,423
6.375% 7/12/23 (d)		235,000	234,413
6.5% 11/28/27 (d)		330,000	279,675
7.143% 2/23/30 (d)		670,000	549,400
7.625% 11/21/25 (d)		2,670,000	2,536,500
Republic of Paraguay:
2.739% 1/29/33 (d)		320,000	256,160
4.95% 4/28/31 (d)		825,000	801,952
5.4% 3/30/50 (d)		560,000	477,855
Republic of Serbia 2.125% 12/1/30 (d)		925,000	711,094
Republic of Uzbekistan:
3.7% 11/25/30 (d)		395,000	320,148
3.9% 10/19/31 (d)		565,000	449,175
4.75% 2/20/24 (d)		315,000	310,039
Romanian Republic:
3% 2/27/27 (d)		652,000	599,759
3% 2/14/31 (d)		922,000	774,941
3.625% 3/27/32 (d)		652,000	558,397
4% 2/14/51 (d)		335,000	257,489
4.375% 8/22/23 (d)		300,000	301,369
Rwanda Republic 5.5% 8/9/31 (d)		835,000	695,033
South African Republic 4.85% 9/30/29		335,000	310,775
State of Qatar:
3.75% 4/16/30 (d)		2,631,000	2,683,620
4% 3/14/29 (d)		775,000	804,063
4.4% 4/16/50 (d)		16,490,000	16,696,125
4.817% 3/14/49 (d)		975,000	1,043,250
5.103% 4/23/48 (d)		1,090,000	1,207,175
9.75% 6/15/30 (d)		413,000	588,525
Sultanate of Oman:
4.875% 2/1/25 (d)		265,000	264,669
5.375% 3/8/27 (d)		170,000	170,000
5.625% 1/17/28 (d)		1,870,000	1,881,688
6% 8/1/29 (d)		720,000	730,800
6.25% 1/25/31 (d)		520,000	534,300
6.75% 1/17/48 (d)		1,081,000	1,005,330
Turkish Republic:
4.25% 3/13/25		1,260,000	1,130,299
4.25% 4/14/26		655,000	558,715
4.75% 1/26/26		1,500,000	1,312,500
4.875% 10/9/26		995,000	853,088
4.875% 4/16/43		1,000,000	646,438
5.125% 2/17/28		755,000	627,263
5.75% 3/22/24		380,000	364,278
5.75% 5/11/47		542,000	371,202
6% 1/14/41		240,000	172,770
6.125% 10/24/28		510,000	439,493
6.35% 8/10/24		435,000	417,002
6.375% 10/14/25		1,045,000	968,454
7.25% 12/23/23		870,000	867,444
Ukraine Government:
1.258% 5/31/40 (d)(f)		530,000	201,400
6.876% 5/21/29 (d)		245,000	88,813
7.253% 3/15/33 (d)		845,000	305,468
7.375% 9/25/32 (d)		420,000	151,830
7.75% 9/1/22 (d)		955,000	654,175
7.75% 9/1/23 (d)		1,640,000	714,425
7.75% 9/1/24 (d)		1,920,000	751,560
7.75% 9/1/26 (d)		320,000	125,280
7.75% 9/1/27 (d)		170,000	66,045
United Mexican States:
2.659% 5/24/31		665,000	574,893
3.25% 4/16/30		895,000	822,058
3.5% 2/12/34		845,000	743,178
3.75% 1/11/28		820,000	806,060
3.75% 4/19/71		360,000	254,700
4.5% 4/22/29		485,000	488,638
5.75% 10/12/2110		1,220,000	1,121,790
6.05% 1/11/40		980,000	1,029,490
Uruguay Republic 5.1% 6/18/50		980,000	1,043,884
Venezuelan Republic:
9.25% 9/15/27 (e)		4,549,000	386,665
11.95% 8/5/31 (Reg. S) (e)		938,300	79,756
12.75% 8/23/22 (e)		199,600	16,966
Vietnamese Socialist Republic 5.5% 3/12/28		2,038,383	2,015,197
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $220,855,768)			188,563,817

Supranational Obligations - 0.1%
	Principal Amount (a)	Value ($)
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $15,289,074)	15,300,000	15,257,732

Common Stocks - 0.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
Cineworld Group PLC warrants 11/23/25 (s)	149,986	5,866
Media - 0.0%
Altice U.S.A., Inc. Class A (s)	75,200	855,776
TOTAL COMMUNICATION SERVICES		861,642
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Caesars Entertainment, Inc. (s)	49,200	2,468,364
CEC Entertainment, Inc. (c)(s)	40,185	803,700
		3,272,064
Specialty Retail - 0.0%
David's Bridal, Inc. rights (c)(s)	295	0
TOTAL CONSUMER DISCRETIONARY		3,272,064
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (c)(s)	55,600	6
Jonah Energy Parent LLC (c)(s)	36,493	2,306,358
		2,306,364
Oil, Gas & Consumable Fuels - 0.2%
California Resources Corp.	81,331	3,551,725
California Resources Corp. warrants 10/27/24 (s)	3,601	48,794
Chesapeake Energy Corp.	60,952	5,935,506
Chesapeake Energy Corp. (b)(s)	351	34,180
Denbury, Inc. (s)	15,462	1,130,891
EP Energy Corp. (c)(s)	3,729	34,642
EQT Corp.	62,000	2,958,640
Mesquite Energy, Inc. (c)(s)	66,231	3,693,062
New Fortress Energy, Inc.	42,300	1,970,757
Pioneer Natural Resources Co.	9,500	2,640,430
		21,998,627
TOTAL ENERGY		24,304,991
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)(s)	5,205	372,158
Lime Tree Bay Ltd. (c)	464	15,651
		387,809
INDUSTRIALS - 0.0%
Machinery - 0.0%
TNT Crane & Rigging LLC (c)(s)	47,366	75,312
TNT Crane & Rigging LLC warrants 10/31/25 (c)(s)	2,081	520
		75,832
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
GTT Communications, Inc. rights (c)(s)	163,660	163,660
TOTAL COMMON STOCKS (Cost $16,719,807)		29,065,998

Preferred Stocks - 0.0%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
RLJ Lodging Trust Series A, 1.95%	11,325	302,378

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)(s)	2,980	1,266,500

Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. Series E, 6.50% (f)	37,320	876,647
Arbor Realty Trust, Inc. Series F, 6.25% (f)	22,800	492,708
Dynex Capital, Inc. Series C 6.90% (f)	11,400	277,590
Franklin BSP Realty Trust, Inc. 7.50%	18,900	416,934
MFA Financial, Inc. Series B, 7.50%	13,700	316,676
		2,380,555
TOTAL FINANCIALS		3,647,055

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Cedar Realty Trust, Inc.:
7.25%	550	7,810
Series C, 6.50%	14,300	187,759
DiamondRock Hospitality Co. 8.25%	7,100	194,185
Digitalbridge Group, Inc.:
Series H, 7.125%	12,825	307,544
Series I, 7.15%	17,100	403,731
iStar Financial, Inc. Series G, 7.65%	19,500	482,820
National Storage Affiliates Trust Series A, 6.00%	6,925	170,632
Public Storage Series F, 5.15%	21,800	543,692
Rexford Industrial Realty, Inc. Series B, 5.875%	16,525	408,994
Spirit Realty Capital, Inc. Series A, 6.00%	10,200	260,100
UMH Properties, Inc. Series C, 6.75%	8,625	217,005
		3,184,272
TOTAL NONCONVERTIBLE PREFERRED STOCKS		6,831,327
TOTAL PREFERRED STOCKS (Cost $6,272,035)		7,133,705

Investment Companies - 0.1%
	Shares	Value ($)
iShares Broad USD High Yield Corporate Bond ETF (k) (Cost $19,150,735)	508,800	19,074,912

Bank Loan Obligations - 6.0%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
Altice France SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 3.9889% 7/31/25 (f)(g)(t)	4,390,782	4,121,847
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 4.7318% 1/31/26 (f)(g)(t)	2,752,878	2,575,098
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 5.4113% 8/14/26 (f)(g)(t)	1,886,105	1,774,711
Cablevision Lightpath LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.1247% 11/30/27 (f)(g)(t)	700,991	674,122
Connect U.S. Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.56% 12/12/26 (f)(g)(t)	1,036,686	992,627
Consolidated Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5625% 10/2/27 (f)(g)(t)	888,936	787,819
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.8125% 5/1/28 (f)(g)(t)	5,554,750	5,290,899
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.8096% 3/1/27 (f)(g)(t)	1,975,108	1,891,580
Lumen Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.3096% 3/15/27 (f)(g)(t)	681,065	638,499
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.6247% 4/30/27 (f)(g)(t)	4,297,902	4,066,890
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.506% 11/1/24 (f)(g)(t)	3,092,920	2,842,053
3 month U.S. LIBOR + 8.250% 9.4889% 11/1/25 (f)(g)(t)	2,059,000	1,892,571
Windstream Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.3096% 9/21/27 (f)(g)(t)	2,478,943	2,327,108
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.0596% 3/9/27 (f)(g)(t)	6,836,809	6,377,034
		36,252,858
Entertainment - 0.1%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.3011% 2/10/27 (f)(g)(t)	4,997,324	4,726,219
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.5596% 9/1/27 (f)(g)(t)	716,625	677,211
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.5596% 9/1/27 (f)(g)(t)	1,850,000	1,762,125
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 8.250% 10.0763% 5/23/24 (f)(g)(t)	321,507	337,985
3 month U.S. LIBOR + 2.500% 3.9997% 2/28/25 (f)(g)(t)	2,869,351	2,017,527
3 month U.S. LIBOR + 2.750% 4.2497% 9/30/26 (f)(g)(t)	488,740	330,207
15.25% 5/23/24 (t)	523,078	595,001
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.8096% 3/11/28 (f)(g)(t)	1,550,370	1,483,192
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.2637% 1/23/25 (f)(g)(t)	853,033	815,713
Sweetwater Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.8125% 8/5/28 (f)(g)(t)	1,978,973	1,741,496
		14,486,676
Media - 0.3%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.5596% 10/28/27 (f)(g)(t)	4,253,875	3,944,406
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.7943% 1/31/26 (f)(g)(t)	1,417,066	1,343,846
Cengage Learning, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.75% 7/14/26 (f)(g)(t)	950,013	904,213
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.81% 2/1/27 (f)(g)(t)	8,614,852	8,428,685
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.1247% 1/31/28 (f)(g)(t)	4,180,000	4,030,565
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 3.3747% 4/15/27 (f)(g)(t)	2,565,938	2,411,981
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.1247% 1/15/26 (f)(g)(t)	1,415,814	1,337,944
Diamond Sports Group LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 8.000% 9% 5/25/26 (f)(g)(t)	2,441,283	2,451,048
2LN, term loan 3 month U.S. LIBOR + 3.250% 4.0916% 8/24/26 (f)(g)(t)	8,520,238	2,553,941
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 6.0596% 8/2/27 (f)(g)(t)	3,672,575	3,547,083
Dotdash Meredith, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.8663% 12/1/28 (f)(g)(t)	3,253,675	3,107,260
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 3.2487% 11/17/24 (f)(g)(t)	855,669	770,102
Gray Television, Inc. Tranche D 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.8% 12/1/28 (f)(g)(t)	1,042,388	1,011,335
LCPR Loan Financing LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.6247% 9/25/28 (f)(g)(t)	950,000	931,000
MJH Healthcare Holdings LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.4644% 1/28/29 (f)(g)(t)	770,000	731,500
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.1247% 7/17/25 (f)(g)(t)	2,336,338	2,216,601
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.3% 9/19/26 (f)(g)(t)	3,828,371	3,755,632
Recorded Books, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.8747% 8/29/25 (f)(g)(t)	235,231	229,350
Scripps (E.W.) Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5137% 1/7/28 (f)(g)(t)	1,213,625	1,180,056
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.56% 9/30/26 (f)(g)(t)	1,291,875	1,220,021
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.75% 8/14/26 (f)(g)(t)	1,636,183	1,594,264
Univision Communications, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 4.3096% 3/24/26 (f)(g)(t)	1,337,353	1,295,561
1 month U.S. LIBOR + 3.250% 4.3096% 1/31/29 (f)(g)(t)	3,810,000	3,639,731
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 3.3747% 1/31/28 (f)(g)(t)	2,000,000	1,945,280
		54,581,405
Wireless Telecommunication Services - 0.1%
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.55% 4/27/27 (f)(g)(t)	1,552,226	1,505,659
Intelsat Jackson Holdings SA 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 4.9195% 2/1/29 (f)(g)(t)	12,666,772	11,906,765
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.81% 4/11/25 (f)(g)(t)	1,091,316	1,066,423
		14,478,847
TOTAL COMMUNICATION SERVICES		119,799,786
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.1%
American Trailer World Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.6341% 3/5/28 (f)(g)(t)	1,721,074	1,537,401
Avis Budget Car Rental LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.6341% 3/16/29 (f)(g)(t)	815,000	793,949
Clarios Global LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.3096% 4/30/26 (f)(g)(t)	1,868,801	1,792,012
Les Schwab Tire Centers Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 11/2/27 (f)(g)(t)	1,910,813	1,837,972
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.750% 8.5% 12/16/25 (f)(g)(t)	1,202,782	1,067,974
Novae LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 5.8011% 12/22/28 (f)(g)(t)	781,667	756,263
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 5.9193% 12/22/28 (f)(g)(t)	223,333	216,075
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.3096% 12/17/28 (f)(g)(t)	1,541,138	1,449,394
Power Stop LLC 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.9889% 1/26/29 (f)(g)(t)	1,015,000	877,975
Rough Country LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.506% 7/28/28 (f)(g)(t)	730,750	699,087
Truck Hero, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.3096% 1/29/28 (f)(g)(t)	1,554,300	1,404,699
		12,432,801
Automobiles - 0.0%
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.0596% 5/23/27 (f)(g)(t)	686,225	653,801
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.3709% 6/3/28 (f)(g)(t)	3,893,349	3,598,116
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.2884% 3/1/25 (f)(g)(t)	1,862,801	1,807,699
Thor Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.8125% 2/1/26 (f)(g)(t)	333,727	326,846
		6,386,462
Distributors - 0.0%
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 5.0596% 6/11/26 (f)(g)(t)	1,501,073	1,418,514
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.0596% 6/11/26 (f)(g)(t)	204,848	193,581
Gloves Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.0596% 1/6/28 (f)(g)(t)	658,349	628,724
		2,240,819
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.9284% 8/12/28 (f)(g)(t)	2,209,876	2,147,734
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 7/30/26 (f)(g)(t)	2,793,459	2,677,056
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.256% 8/22/25 (f)(g)(t)	363,000	358,764
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.756% 2/21/25 (f)(g)(t)	2,614,721	2,530,971
Lakeshore Intermediate LLC 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 9/29/28 (f)(g)(t)	683,288	657,664
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.4659% 3/13/25 (f)(g)(t)	1,019,721	983,266
3 month U.S. LIBOR + 8.500% 9.7987% 3/13/25 (f)(g)(t)	1,110,225	1,107,449
Mckissock Investment Holdings Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 5.9442% 3/10/29 (f)(g)(t)	660,000	647,348
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.2701% 8/12/28 (f)(g)(t)	1,107,225	1,071,583
Signal Parent, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.2637% 4/3/28 (f)(g)(t)	2,034,625	1,620,925
Sotheby's Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.5443% 1/15/27 (f)(g)(t)	1,266,867	1,227,810
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (f)(g)(t)	9,428,762	8,970,807
SSH Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.256% 7/30/25 (f)(g)(t)	601,208	559,123
TKC Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 5.500% 7% 5/3/28 (f)(g)(t)	1,164,407	1,140,630
		25,701,130
Hotels, Restaurants & Leisure - 0.7%
19Th Holdings Golf LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 4.148% 2/7/29 (c)(f)(g)(t)	1,345,000	1,264,300
Aimbridge Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.6247% 2/1/26 (f)(g)(t)	436,392	412,390
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.8096% 2/1/26 (f)(g)(t)	973,234	899,025
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.5596% 8/17/28 (f)(g)(t)	2,389,338	2,304,230
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.8096% 3/11/25 (f)(g)(t)	1,446,000	1,407,435
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.8096% 1/15/27 (f)(g)(t)	1,314,825	1,266,071
Aristocrat Technologies, Inc. Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 2.250% 5/13/29 (g)(t)(u)	725,000	710,913
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.05% 10/1/28 (f)(g)(t)	3,301,725	3,159,916
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.8451% 9/9/26 (f)(g)(t)	453,087	442,516
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.8096% 11/19/26 (f)(g)(t)	1,710,625	1,643,278
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.8096% 12/22/24 (f)(g)(t)	9,740,679	9,540,995
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5596% 7/20/25 (f)(g)(t)	6,422,200	6,321,885
Carnival Finance LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 4% 10/18/28 (f)(g)(t)	2,154,600	2,045,965
3 month U.S. LIBOR + 3.000% 3.75% 6/30/25 (f)(g)(t)	1,873,217	1,800,630
Churchill Downs, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.06% 3/17/28 (f)(g)(t)	990,000	944,628
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.5983% 7/21/28 (f)(g)(t)	9,604,438	8,992,155
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5596% 2/1/24 (f)(g)(t)	6,490,000	6,408,875
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.006% 9/8/24 (f)(g)(t)	455,000	380,849
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4.006% 3/8/24 (f)(g)(t)	1,972,958	1,723,379
Fertitta Entertainment LLC NV Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.7004% 1/27/29 (f)(g)(t)	17,128,261	16,367,253
Flynn Restaurant Group LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.3096% 11/22/28 (f)(g)(t)	568,575	535,171
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.0596% 11/30/23 (f)(g)(t)	2,738,094	2,727,826
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.03% 10/20/24 (f)(g)(t)	3,818,095	3,731,004
GVC Holdings Gibraltar Ltd. Tranche B4 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.7427% 3/16/27 (f)(g)(t)	1,091,750	1,066,727
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.56% 8/27/28 (f)(g)(t)	701,475	679,259
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.0596% 8/2/28 (f)(g)(t)	5,425,700	5,267,432
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.7557% 6/21/26 (f)(g)(t)	1,646,634	1,601,532
J&J Ventures Gaming LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.0596% 4/26/28 (f)(g)(t)	1,049,974	1,022,413
Light & Wonder, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 3.250% 3.8817% 4/7/29 (f)(g)(t)	3,180,000	3,100,500
MajorDrive Holdings IV LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5625% 5/12/28 (f)(g)(t)	1,885,750	1,704,247
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.8096% 8/31/25 (f)(g)(t)	1,050,985	1,017,921
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.250% 9.21% 6/23/26 (f)(g)(t)	923,025	849,183
Pacific Bells LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.8356% 10/20/28 (f)(g)(t)	1,165,000	1,109,663
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.5596% 5/29/26 (f)(g)(t)	1,484,314	1,443,495
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.8249% 3/1/26 (f)(g)(t)	1,838,346	1,691,278
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.81% 4/27/24 (f)(g)(t)	154,691	148,696
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.4963% 5/10/26 (f)(g)(t)	450,529	424,848
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.06% 5/11/24 (f)(g)(t)	308,376	303,365
Scientific Games Holdings LP term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.1751% 2/4/29 (f)(g)(t)	1,955,000	1,872,616
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.0625% 8/25/28 (f)(g)(t)	1,094,500	1,060,023
Stars Group Holdings BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.256% 7/16/26 (f)(g)(t)	2,856,377	2,785,481
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.31% 2/7/27 (f)(g)(t)	4,231,041	4,101,486
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 2.500% 9.756% 2/28/25 (f)(g)(t)	1,957,550	1,934,314
3 month U.S. LIBOR + 6.750% 7.756% 5/30/26 (f)(g)(t)	2,165,983	1,723,754
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 5.006% 12/30/26 (f)(g)(t)	3,730,687	3,491,289
2LN, term loan 3 month U.S. LIBOR + 8.500% 9.506% 12/30/27 (f)(g)(t)	300,000	282,750
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.506% 12/30/26 (c)(f)(g)(t)	438,325	423,532
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.3096% 7/21/28 (f)(g)(t)	4,810,713	4,546,123
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.8096% 5/30/25 (f)(g)(t)	753,977	737,367
		119,419,983
Household Durables - 0.0%
Mattress Firm, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.64% 9/24/28 (f)(g)(t)	1,323,350	1,113,824
Osmosis Debt Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5446% 7/30/28 (f)(g)(t)	1,095,000	1,039,702
Runner Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.2637% 10/20/28 (f)(g)(t)	930,000	820,725
TGP Holdings III LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.3096% 6/29/28 (f)(g)(t)	687,300	618,914
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.4972% 6/29/28 (g)(t)(v)	90,625	81,608
Weber-Stephen Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.3096% 10/30/27 (f)(g)(t)	1,152,216	1,057,884
		4,732,657
Internet & Direct Marketing Retail - 0.3%
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5137% 3/5/28 (f)(g)(t)	36,575,273	34,636,784
CNT Holdings I Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.3449% 11/8/27 (f)(g)(t)	1,732,500	1,680,525
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.8096% 10/19/27 (f)(g)(t)	3,940,000	3,633,192
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.5596% 11/8/24 (f)(g)(t)	3,416,232	3,253,961
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.2637% 12/17/26 (f)(g)(t)	7,058,436	6,758,452
		49,962,914
Leisure Products - 0.0%
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.5596% 1/4/26 (f)(g)(t)	1,140,538	1,128,060
Hayward Industries, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.5596% 5/28/28 (f)(g)(t)	1,349,800	1,302,557
Lids Holdings, Inc. 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.500% 6.5% 12/14/26 (c)(f)(g)(t)	1,550,000	1,519,000
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5596% 12/21/25 (f)(g)(t)	970,000	848,265
SRAM LLC. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.2974% 5/12/28 (f)(g)(t)	1,692,409	1,626,828
		6,424,710
Multiline Retail - 0.0%
Franchise Group, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.750% 5.5% 3/10/26 (f)(g)(t)	1,757,284	1,711,155
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.750% 6.2302% 11/22/23 (c)(f)(g)(t)	60,966	60,204
		1,771,359
Specialty Retail - 0.1%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.55% 11/6/27 (f)(g)(t)	2,577,812	2,491,894
Adient U.S. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.3096% 4/8/28 (f)(g)(t)	704,675	664,452
Ambience Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.9669% 7/24/28 (f)(g)(t)	915,400	783,244
Driven Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5169% 11/17/28 (c)(f)(g)(t)	460,000	441,600
Empire Today LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 4/1/28 (f)(g)(t)	1,997,437	1,597,950
Jo-Ann Stores LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.9637% 7/7/28 (f)(g)(t)	878,363	707,082
LBM Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5137% 12/18/27 (f)(g)(t)	2,447,913	2,230,049
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.256% 4/15/28 (f)(g)(t)	4,013,762	3,443,687
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.256% 3/4/28 (f)(g)(t)	1,113,750	1,058,987
RH:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.5596% 10/20/28 (f)(g)(t)	1,696,475	1,552,275
Tranche B2 1LN, term loan NULL 4.1339% 10/20/28 (f)(t)	2,125,000	1,974,486
Tory Burch LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.0596% 4/14/28 (f)(g)(t)	2,584,013	2,425,742
Victoria's Secret & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.536% 8/2/28 (f)(g)(t)	1,820,075	1,708,595
Woof Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.6779% 12/21/27 (f)(g)(t)	1,123,650	1,073,086
		22,153,129
Textiles, Apparel & Luxury Goods - 0.1%
Birkenstock GmbH & Co. KG Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0981% 4/28/28 (f)(g)(t)	1,605,000	1,512,713
Canada Goose, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.506% 10/7/27 (f)(g)(t)	819,646	790,958
Crocs, Inc. Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.4484% 2/17/29 (f)(g)(t)	4,705,000	4,391,318
Samsonite IP Holdings SARL Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.0596% 4/25/25 (f)(g)(t)	1,266,899	1,233,643
		7,928,632
TOTAL CONSUMER DISCRETIONARY		259,154,596
CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Bengal Debt Merger Sub LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 4.0011% 1/24/29 (f)(g)(t)	2,610,000	2,472,975
2LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 6.000% 6.7511% 1/24/30 (f)(g)(t)	700,000	669,375
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.506% 3/31/28 (f)(g)(t)	2,649,976	2,441,847
		5,584,197
Food & Staples Retailing - 0.1%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.5137% 10/1/26 (f)(g)(t)	98,000	82,075
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5137% 10/1/25 (f)(g)(t)	279,608	234,031
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.8541% 2/3/24 (f)(g)(t)	1,033,692	1,026,590
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.3096% 1/29/27 (f)(g)(t)	1,680,075	1,608,672
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.8096% 10/22/25 (f)(g)(t)	319,343	309,603
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.7389% 11/20/25 (f)(g)(t)	2,497,060	2,030,634
Shearer's Foods, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.2637% 9/23/27 (f)(g)(t)	2,205,014	2,018,779
United Natural Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.3096% 10/22/25 (f)(g)(t)	500,000	488,440
		7,798,824
Food Products - 0.1%
Chobani LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5596% 10/23/27 (f)(g)(t)	1,731,605	1,610,393
Del Monte Foods, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 5.1317% 2/15/29 (f)(g)(t)	2,615,000	2,490,788
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.8044% 5/1/26 (f)(g)(t)	4,225,442	4,142,243
		8,243,424
Household Products - 0.0%
Diamond BC BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.9884% 9/29/28 (f)(g)(t)	1,541,138	1,460,228
Energizer Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.25% 12/16/27 (f)(g)(t)	1,229,438	1,174,113
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5137% 12/22/26 (f)(g)(t)	2,553,659	2,350,822
Resideo Funding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.5353% 2/12/28 (f)(g)(t)	935,550	909,242
		5,894,405
Personal Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.756% 5/17/28 (f)(g)(t)	1,980,050	1,808,043
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.8096% 12/21/25 (f)(g)(t)	1,460,230	1,434,676
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.8747% 6/16/25 (f)(g)(t)	1,092,862	550,988
		3,793,707
TOTAL CONSUMER STAPLES		31,314,557
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.5137% 11/3/25 (f)(g)(t)	1,234,296	1,216,091
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.9736% 5/21/25 (f)(g)(t)	1,089,663	1,060,242
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/3/27 (f)(g)(t)	1,072,188	1,070,847
		3,347,180
Oil, Gas & Consumable Fuels - 0.2%
Apro LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 11/14/26 (f)(g)(t)	1,591,969	1,528,291
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.3096% 6/24/24 (f)(g)(t)	2,042,796	2,011,786
BCP Renaissance Parent LLC Tranche B3 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.5341% 10/31/26 (f)(g)(t)	1,296,918	1,258,931
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5596% 3/17/28 (c)(f)(g)(t)	942,875	905,160
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (f)(g)(t)	827,473	810,336
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (f)(g)(t)	3,644,340	3,573,749
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.756% 6/4/28 (f)(g)(t)	8,575,200	8,325,576
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.273% 3/30/25 (f)(g)(t)	1,337,712	1,285,876
EG America LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 5.006% 2/6/25 (f)(g)(t)	5,307,150	5,087,274
3 month U.S. LIBOR + 4.250% 5.256% 3/10/26 (f)(g)(t)	1,137,421	1,090,264
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.006% 2/6/25 (f)(g)(t)	2,146,141	2,057,227
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.08% 3/1/26 (f)(g)(t)	1,371,045	1,179,099
GIP II Blue Holding LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.506% 9/29/28 (f)(g)(t)	2,009,900	1,957,984
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.0137% 7/18/25 (f)(g)(t)	2,915,172	2,760,319
ITT Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.8096% 7/30/28 (f)(g)(t)	796,000	766,811
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6% 2/15/24 (f)(g)(t)	2,667,688	1,796,688
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(g)(t)	1,224,553	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(g)(t)	528,000	0
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (f)(g)(t)	1,096,875	1,052,090
		37,447,461
TOTAL ENERGY		40,794,641
FINANCIALS - 0.5%
Capital Markets - 0.1%
AssuredPartners, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 4.5596% 2/13/27 (f)(g)(t)	1,078,103	1,026,354
3 month U.S. LIBOR + 3.500% 4.5596% 2/13/27 (f)(g)(t)	1,133,900	1,077,613
Broadstreet Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.3096% 1/27/27 (f)(g)(t)	666,650	634,151
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.3148% 2/27/28 (f)(g)(t)	2,871,000	2,774,104
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.256% 9/21/28 (f)(g)(t)	863,835	833,601
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.7841% 4/9/27 (f)(g)(t)	1,037,985	995,604
Franklin Square Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.3125% 8/3/25 (c)(f)(g)(t)	1,077,662	1,037,250
Hightower Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.0983% 4/21/28 (f)(g)(t)	2,214,725	2,054,157
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9997% 5/30/25 (f)(g)(t)	601,818	567,966
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5137% 12/1/28 (f)(g)(t)	673,313	647,053
		11,647,853
Consumer Finance - 0.0%
Paysafe Holdings U.S. Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.8096% 6/10/28 (f)(g)(t)	318,396	292,845
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. term loan 17% 9/16/25 (c)(f)(t)	442,272	451,117
Agellan Portfolio 9% 8/7/25 (c)(f)(t)	239,000	241,390
Finco I LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.5596% 6/27/25 (f)(g)(t)	794,388	771,947
Fleetcor Technologies Operating Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.8096% 4/30/28 (f)(g)(t)	641,770	618,159
Focus Financial Partners LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.5596% 6/24/28 (f)(g)(t)	744,725	720,171
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.0596% 7/3/24 (f)(g)(t)	1,129,912	1,099,427
GT Polaris, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9889% 9/24/27 (f)(g)(t)	1,056,652	1,012,621
KREF Holdings X LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.375% 9/1/27 (c)(f)(g)(t)	1,222,673	1,198,220
LHS Borrower LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.750% 5.8841% 2/18/29 (f)(g)(t)	2,750,000	2,371,875
Mhp 2022-Mhil Mezz U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 5.7817% 1/9/24 (c)(f)(g)(t)	3,800,000	3,762,000
Nexus Buyer LLC:
2LN, term loan 1 month U.S. LIBOR + 6.250% 7.0949% 11/5/29 (f)(g)(t)	795,000	769,822
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.8096% 11/8/26 (f)(g)(t)	568,546	548,294
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.7978% 9/29/24 (f)(g)(t)	257,561	249,834
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.450% 5.3061% 1/21/27 (c)(f)(g)(t)	3,800,000	3,781,000
TransUnion LLC:
Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.8096% 11/16/26 (f)(g)(t)	1,554,795	1,504,544
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.3096% 12/1/28 (f)(g)(t)	1,675,000	1,631,031
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 4/29/26 (f)(g)(t)	1,246,317	1,204,777
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 8.500% 9.3748% 11/15/22 (c)(f)(g)(t)	3,069,200	3,069,200
WH Borrower LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.500% 6.7523% 2/9/27 (f)(g)(t)	1,885,000	1,803,323
		26,808,752
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.250% 5.3096% 2/15/27 (f)(g)(t)	2,627,600	2,555,341
3 month U.S. LIBOR + 3.500% 4.5596% 2/13/27 (f)(g)(t)	5,446,256	5,187,559
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.3096% 5/10/25 (f)(g)(t)	1,887,368	1,815,422
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.3096% 5/9/25 (f)(g)(t)	729,375	700,805
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.3747% 11/6/27 (f)(g)(t)	1,865,625	1,795,328
AmeriLife Holdings LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.8% 3/18/27 (f)(g)(t)	384,150	364,943
3 month U.S. LIBOR + 4.000% 4.8% 3/18/27 (f)(g)(t)	486,786	465,893
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.2769% 2/19/28 (f)(g)(t)	2,904,503	2,783,386
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.120% 4.1846% 11/3/23 (f)(g)(t)	1,311,057	1,277,350
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 4.0596% 11/3/24 (f)(g)(t)	2,601,050	2,505,357
Tranche B3 2LN, term loan 3 month U.S. LIBOR + 5.250% 6.3096% 1/31/28 (f)(g)(t)	7,185,000	6,442,574
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 6.3096% 1/20/29 (f)(g)(t)	1,925,000	1,722,875
Tranche B8 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.3096% 12/23/26 (f)(g)(t)	7,677,613	7,249,586
Tranche B9 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.3096% 7/31/27 (f)(g)(t)	2,049,300	1,935,564
HUB International Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.3479% 4/25/25 (f)(g)(t)	4,057,243	3,921,447
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2132% 4/25/25 (f)(g)(t)	11,676,299	11,253,034
Ryan Specialty Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.1341% 9/1/27 (f)(g)(t)	1,907,675	1,867,728
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 4.256% 12/2/26 (f)(g)(t)	733,140	709,313
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.006% 5/16/24 (f)(g)(t)	3,798,901	3,700,775
		58,254,280
Thrifts & Mortgage Finance - 0.0%
Walker & Dunlop, Inc. Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 2.250% 2.75% 12/16/28 (f)(g)(t)	1,303,313	1,270,730
TOTAL FINANCIALS		98,274,460
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.3096% 11/6/27 (f)(g)(t)	1,906,888	1,855,650
Embecta Corp. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 3.6511% 3/31/29 (f)(g)(t)	1,000,000	973,440
ICU Medical, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.500% 3.1975% 1/6/29 (f)(g)(t)	1,215,000	1,188,926
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.3096% 5/4/28 (f)(g)(t)	2,591,538	2,522,421
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 3.8512% 10/19/27 (f)(g)(t)	2,012,290	1,961,983
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.3096% 10/21/28 (f)(g)(t)	2,690,000	2,592,488
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.756% 11/30/27 (f)(g)(t)	1,257,300	1,208,580
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.756% 3/31/27 (f)(g)(t)	1,568,742	1,494,556
		13,798,044
Health Care Providers & Services - 0.2%
Accelerated Health Systems LLC Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 5.1596% 2/2/29 (f)(g)(t)	665,000	636,186
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.5596% 8/23/28 (f)(g)(t)	766,150	738,860
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.006% 12/13/26 (f)(g)(t)	3,706,438	3,564,370
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.0596% 11/1/28 (f)(g)(t)	1,230,000	1,184,490
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.006% 10/1/27 (f)(g)(t)	15,408,485	15,023,273
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.8125% 3/15/28 (f)(g)(t)	1,415,700	1,377,066
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.3125% 7/3/28 (f)(g)(t)	4,923,635	4,837,472
Mamba Purchaser, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.6784% 10/14/28 (f)(g)(t)	750,000	722,498
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 5.3096% 8/31/26 (f)(g)(t)	1,303,878	1,217,900
2LN, term loan 3 month U.S. LIBOR + 8.250% 9.3096% 8/30/27 (f)(g)(t)	485,000	461,963
National Mentor Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.7823% 3/2/28 (f)(g)(t)	587,111	523,996
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.0137% 11/15/28 (f)(g)(t)	4,955,000	4,784,697
Pluto Acquisition I, Inc. term loan 1 month U.S. LIBOR + 4.000% 6.0757% 6/20/26 (f)(g)(t)	1,339,875	1,267,857
RadNet Management, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.0057% 4/23/28 (f)(g)(t)	514,828	497,025
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.6% 8/31/26 (f)(g)(t)	1,796,566	1,717,464
U.S. Anesthesia Partners, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.500% 8.3% 10/1/29 (f)(g)(t)	285,000	277,875
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.05% 10/1/28 (f)(g)(t)	2,298,450	2,195,273
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.7637% 6/13/26 (f)(g)(t)	4,530,219	3,608,455
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.1486% 11/20/26 (f)(g)(t)	1,747,420	1,645,860
		46,282,580
Health Care Technology - 0.1%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.3628% 2/15/29 (f)(g)(t)	13,681,159	13,031,304
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 2/15/29 (g)(t)(v)	2,318,841	2,208,696
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.7376% 7/25/26 (f)(g)(t)	1,410,443	1,336,691
Imprivata, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5137% 12/1/27 (f)(g)(t)	1,584,000	1,536,195
PointClickCare Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 12/29/27 (f)(g)(t)	792,000	758,340
Virgin Pulse, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.0596% 4/6/28 (f)(g)(t)	935,300	869,829
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.3% 9/30/26 (f)(g)(t)	2,782,933	2,710,744
		22,451,799
Life Sciences Tools & Services - 0.0%
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.3125% 7/3/28 (f)(g)(t)	1,226,727	1,205,259
Pharmaceuticals - 0.1%
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.55% 8/1/27 (f)(g)(t)	5,062,653	4,907,635
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.5596% 5/5/28 (f)(g)(t)	6,215,463	6,067,845
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5625% 6/2/28 (f)(g)(t)	3,638,392	3,543,648
Perrigo Investments LLC Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 2.500% 3.4644% 4/20/29 (f)(g)(t)	885,000	862,140
		15,381,268
TOTAL HEALTH CARE		99,118,950
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.2389% 12/31/27 (f)(g)(t)	948,371	923,675
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.31% 6/19/26 (f)(g)(t)	186,085	177,364
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.3096% 5/30/25 (f)(g)(t)	729,030	708,238
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.3096% 12/9/25 (f)(g)(t)	7,605,334	7,394,742
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.3096% 8/22/24 (f)(g)(t)	1,384,081	1,350,102
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9896% 4/30/25 (f)(g)(t)	1,837,374	1,653,636
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.99% 4/30/26 (f)(g)(t)	181,000	155,660
		12,363,417
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.506% 4/8/26 (f)(g)(t)	1,028,327	972,283
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.506% 4/4/26 (f)(g)(t)	552,864	522,733
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5137% 11/23/28 (f)(g)(t)	925,000	883,838
Hanjin International Corp. 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.96% 12/23/22 (c)(f)(g)(t)	2,105,000	2,031,325
STG Logistics, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 6.000% 6.7658% 3/24/28 (f)(g)(t)	955,000	933,513
		5,343,692
Airlines - 0.1%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.8127% 4/20/28 (f)(g)(t)	2,760,000	2,748,270
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 8/11/28 (f)(g)(t)	1,405,000	1,365,491
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (f)(g)(t)	3,065,000	3,105,856
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (f)(g)(t)	2,250,000	2,269,125
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.7107% 4/21/28 (f)(g)(t)	4,935,150	4,793,264
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 12/11/26 (f)(g)(t)	1,240,064	1,153,780
		15,435,786
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (f)(g)(t)	3,432,906	2,756,211
APi Group DE, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.750% 3.8096% 1/3/29 (f)(g)(t)	2,564,482	2,506,781
3 month U.S. LIBOR + 2.500% 3.5596% 10/1/26 (f)(g)(t)	1,240,993	1,209,447
DiversiTech Holdings, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.756% 12/22/28 (f)(g)(t)	729,143	692,234
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 12/22/28 (g)(t)(v)	150,857	143,221
Griffon Corp. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.750% 3.7724% 1/24/29 (f)(g)(t)	3,095,000	2,982,806
Hunter Douglas, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.8417% 2/25/29 (f)(g)(t)	7,270,000	6,555,141
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 2/28/27 (f)(g)(t)	1,656,200	1,607,889
Oscar AcquisitionCo LLC 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.500% 6.1085% 4/29/29 (f)(g)(t)	1,485,000	1,355,998
Specialty Building Products Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.6784% 10/15/28 (f)(g)(t)	725,000	676,628
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.7876% 9/22/28 (f)(g)(t)	994,890	971,122
		21,457,478
Commercial Services & Supplies - 0.3%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.000% 6.8011% 12/20/29 (f)(g)(t)	880,000	836,000
Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 12/21/28 (f)(g)(t)	5,875,000	5,617,969
ADS Tactical, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 3/19/26 (f)(g)(t)	1,795,500	1,675,435
All-Star Bidco AB:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5079% 11/16/28 (f)(g)(t)	598,500	579,049
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.0079% 11/16/28 (f)(g)(t)	1,152,113	1,099,184
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5137% 5/14/28 (f)(g)(t)	3,048,425	2,876,951
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.3751% 7/9/28 (f)(g)(t)	1,527,325	1,454,059
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 10/15/26 (f)(g)(t)	1,536,202	1,375,669
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.3964% 6/21/24 (f)(g)(t)	9,032,993	8,024,278
Cimpress U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.5596% 5/17/28 (f)(g)(t)	1,270,400	1,206,092
Clean Harbors, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 3.0596% 10/8/28 (f)(g)(t)	513,713	510,743
Congruex Group LLC Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 5.750% 7.0116% 4/26/29 (f)(g)(t)	1,405,000	1,359,338
Covanta Holding Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.5596% 11/30/28 (f)(g)(t)	1,469,895	1,434,985
Tranche C 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.5596% 11/30/28 (f)(g)(t)	110,105	107,490
Eagle 4 Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5209% 7/12/28 (f)(g)(t)	679,774	654,710
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9889% 8/1/26 (f)(g)(t)	1,679,723	1,649,908
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.0596% 3/29/25 (f)(g)(t)	2,052,377	1,967,470
Harland Clarke Holdings Corp. 1LN, term loan 1 month U.S. LIBOR + 7.750% 8.756% 6/16/26 (f)(g)(t)	1,126,039	883,940
Indy U.S. Bidco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5137% 3/5/28 (f)(g)(t)	1,138,529	1,101,527
KNS Acquisitions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.256% 4/21/27 (f)(g)(t)	903,563	844,831
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.5244% 6/21/28 (f)(g)(t)	2,630,125	2,490,939
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 4.2637% 1/23/27 (f)(g)(t)	2,161,500	2,083,146
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.6467% 2/16/29 (f)(g)(t)	2,835,000	2,735,775
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 10% 1/31/28 (f)(g)(t)	1,180,000	1,144,600
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.0596% 9/20/26 (f)(g)(t)	1,402,418	1,373,500
Pilot Travel Centers LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 3.1341% 8/4/28 (f)(g)(t)	3,054,650	2,940,101
PowerTeam Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.506% 3/6/25 (f)(g)(t)	1,754,531	1,368,534
RLG Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.3096% 7/8/28 (f)(g)(t)	1,022,438	973,872
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (f)(g)(t)	2,614,475	2,522,968
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.756% 8/29/25 (f)(g)(t)	842,693	772,471
The Brickman Group, Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.2841% 4/14/29 (f)(g)(t)	1,424,099	1,370,695
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.06% 3/23/24 (f)(g)(t)	615,275	579,546
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.5625% 4/1/28 (f)(g)(t)	600,463	580,197
		56,195,972
Construction & Engineering - 0.1%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.9273% 1/24/27 (f)(g)(t)	1,087,935	1,056,929
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.06% 1/21/28 (f)(g)(t)	1,198,630	1,157,577
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.3096% 1/23/27 (f)(g)(t)	1,946,063	1,909,574
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.0187% 6/4/28 (f)(g)(t)	3,848,481	3,642,433
Traverse Midstream Partners Ll Tranche B, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 5.9369% 9/27/24 (f)(g)(t)	867,013	852,109
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.5596% 5/7/28 (f)(g)(t)	1,338,275	1,283,071
		9,901,693
Electrical Equipment - 0.0%
Alliance Laundry Systems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5196% 10/8/27 (f)(g)(t)	532,348	511,166
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.7549% 10/14/27 (f)(g)(t)	2,848,572	2,656,293
AZZ, Inc. Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 5.1339% 5/6/29 (f)(g)(t)	1,750,000	1,690,938
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5533% 3/2/27 (f)(g)(t)	3,104,134	2,940,515
		7,798,912
Machinery - 0.0%
Ali Group North America Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 10/12/28 (g)(t)(u)	1,585,000	1,535,469
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 9.05% 11/15/26 (f)(g)(t)	127,677	124,698
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.3% 11/15/25 (f)(g)(t)	876,493	837,051
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 9.75% 4/16/25 (c)(f)(g)(t)	397,467	381,569
		2,878,787
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 2/4/28 (f)(g)(t)	1,557,061	1,497,799
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 4.7841% 12/30/28 (f)(g)(t)	1,565,000	1,521,963
3 month U.S. LIBOR + 3.500% 4.5596% 2/7/26 (f)(g)(t)	2,361,387	2,292,907
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.9985% 9/30/28 (f)(g)(t)	739,950	713,356
CoreLogic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5625% 6/2/28 (f)(g)(t)	3,358,125	3,072,684
EAB Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.737% 8/16/28 (f)(g)(t)	633,413	605,967
EmployBridge LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.756% 7/19/28 (f)(g)(t)	2,705,650	2,558,192
Galaxy U.S. Opco, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.7841% 4/19/29 (f)(g)(t)	1,120,000	1,058,400
Vaco Holdings LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 5.8011% 1/21/29 (f)(g)(t)	773,063	748,580
		14,069,848
Road & Rail - 0.1%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.006% 12/30/26 (f)(g)(t)	1,960,000	1,911,490
Uber Technologies, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 5.0749% 4/4/25 (f)(g)(t)	3,948,718	3,840,128
3 month U.S. LIBOR + 3.500% 5.0749% 2/25/27 (f)(g)(t)	1,911,169	1,853,146
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.5533% 2/23/25 (f)(g)(t)	910,000	891,518
		8,496,282
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.3096% 5/19/28 (f)(g)(t)	997,463	962,083
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.13% 8/9/25 (f)(g)(t)	780,782	753,946
		1,716,029
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.719% 4/6/28 (f)(g)(t)	1,452,700	1,366,453
ASP LS Acquisition Corp.:
2LN, term loan 1 month U.S. LIBOR + 7.500% 8.25% 5/7/29 (f)(g)(t)	295,000	284,675
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 4/30/28 (f)(g)(t)	1,268,625	1,205,194
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.4889% 11/23/29 (c)(f)(g)(t)	780,000	776,100
First Student Bidco, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.9829% 7/21/28 (f)(g)(t)	1,562,774	1,468,445
Tranche C 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.9829% 7/21/28 (f)(g)(t)	578,309	543,402
Worldwide Express, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.256% 7/22/28 (f)(g)(t)	1,586,025	1,474,718
		7,118,987
TOTAL INDUSTRIALS		162,776,883
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.1%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.756% 8/10/25 (f)(g)(t)	2,913,578	2,415,735
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.3096% 4/4/26 (f)(g)(t)	5,634,832	5,331,959
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.3096% 9/25/26 (f)(g)(t)	3,583,313	3,468,790
		11,216,484
Electronic Equipment & Components - 0.1%
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.8096% 3/31/29 (f)(g)(t)	315,000	308,700
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5596% 3/31/28 (f)(g)(t)	1,374,658	1,315,383
EXC Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.506% 12/2/24 (f)(g)(t)	1,308,973	1,277,885
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.0596% 8/10/27 (f)(g)(t)	1,842,188	1,797,662
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.8096% 2/15/24 (f)(g)(t)	1,891,502	1,861,956
II-VI, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 12/8/28 (g)(t)(u)	4,420,000	4,305,831
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.3% 9/28/24 (f)(g)(t)	1,730,526	1,709,431
		12,576,848
IT Services - 0.2%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.0753% 2/16/28 (f)(g)(t)	2,057,292	1,986,151
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.8125% 9/7/28 (c)(f)(g)(t)	778,050	750,818
Arches Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.3096% 12/4/27 (f)(g)(t)	2,030,056	1,905,715
Camelot Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.0596% 10/31/26 (f)(g)(t)	3,703,125	3,575,849
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.0596% 10/31/26 (f)(g)(t)	2,196,139	2,109,941
CMI Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.2557% 3/23/28 (f)(g)(t)	913,100	891,414
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.75% 5/31/25 (f)(g)(t)	6,139,144	4,780,858
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.256% 8/19/28 (f)(g)(t)	1,990,506	1,930,791
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.8096% 3/26/28 (f)(g)(t)	5,253,688	5,022,893
Park Place Technologies LLC 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.0596% 11/10/27 (f)(g)(t)	1,287,856	1,253,084
Peraton Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.8096% 2/1/28 (f)(g)(t)	9,197,545	8,900,924
Sabre GLBL, Inc.:
Tranche B-1 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.5596% 12/17/27 (f)(g)(t)	242,954	227,315
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.5596% 12/17/27 (f)(g)(t)	387,283	362,354
Tempo Acquisition LLC:
1LN, term loan 1 month U.S. LIBOR + 3.000% 4.0341% 8/31/28 (f)(g)(t)	2,976,755	2,900,490
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.8096% 5/1/24 (f)(g)(t)	235,234	232,442
Verscend Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.0596% 8/27/25 (f)(g)(t)	4,475,706	4,375,002
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.8817% 1/13/29 (f)(g)(t)	2,630,000	2,531,375
WEX, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.3096% 4/1/28 (f)(g)(t)	891,000	865,010
		44,602,426
Semiconductors & Semiconductor Equipment - 0.0%
CMC Materials, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.0625% 11/15/25 (f)(g)(t)	741,547	731,662
Entegris, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 3/2/29 (g)(t)(u)	3,925,000	3,869,815
MKS Instruments, Inc. Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 2.750% 4/11/29 (g)(t)(u)	3,795,000	3,733,331
		8,334,808
Software - 0.5%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 6.8679% 3/10/27 (f)(g)(t)	1,695,765	1,661,850
Applied Systems, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.0267% 9/19/24 (f)(g)(t)	500,000	485,500
AppLovin Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.0596% 10/25/28 (f)(g)(t)	940,000	911,800
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.3096% 8/15/25 (f)(g)(t)	3,929,765	3,846,257
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.3096% 4/23/26 (f)(g)(t)	1,137,220	1,116,613
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 6.5137% 12/10/29 (f)(g)(t)	160,000	151,733
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.2637% 12/10/28 (f)(g)(t)	3,680,775	3,492,798
Byju's Alpha, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 11/24/26 (f)(g)(t)	2,089,763	1,891,235
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5596% 4/30/25 (f)(g)(t)	2,293,893	2,225,076
ConnectWise LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5596% 9/30/28 (f)(g)(t)	2,379,038	2,269,602
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 5.0596% 10/16/26 (f)(g)(t)	5,367,813	5,229,163
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.0596% 2/19/29 (f)(g)(t)	835,000	817,607
Epicor Software Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.3096% 7/31/27 (f)(g)(t)	2,844,475	2,761,217
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.4889% 6/13/25 (f)(g)(t)	697,000	607,554
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.7389% 6/13/24 (f)(g)(t)	2,161,398	2,032,622
Flexera Software LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/3/28 (f)(g)(t)	1,359,384	1,310,678
Grab Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 1/29/26 (f)(g)(t)	935,550	858,760
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.0596% 12/1/27 (f)(g)(t)	1,644,188	1,594,566
Hyland Software, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.250% 7.3096% 7/10/25 (f)(g)(t)	126,720	125,057
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5596% 7/1/24 (f)(g)(t)	3,169,041	3,086,741
MA FinanceCo. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/5/25 (f)(g)(t)	836,557	790,546
McAfee Corp. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.8416% 2/2/29 (f)(g)(t)	1,580,000	1,496,070
MH Sub I LLC:
1LN, term loan 3 month U.S. LIBOR + 3.750% 4.8096% 9/15/24 (f)(g)(t)	3,560,008	3,431,848
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.250% 7.3096% 2/23/29 (f)(g)(t)	280,000	270,200
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5596% 9/15/24 (f)(g)(t)	2,368,581	2,278,764
Motus Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.703% 12/10/28 (f)(g)(t)	610,000	585,600
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8.06% 9/4/26 (f)(g)(t)	100,000	97,750
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.31% 9/5/25 (f)(g)(t)	723,298	700,999
NortonLifeLock, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.000% 1/28/29 (g)(t)(u)	4,600,000	4,439,000
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.7637% 6/2/28 (f)(g)(t)	5,511,775	5,249,304
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5596% 5/30/26 (f)(g)(t)	1,726,245	1,649,289
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.7579% 8/31/28 (f)(g)(t)	4,493,738	4,303,473
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/15/28 (f)(g)(t)	4,948,747	4,707,496
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.3096% 4/22/28 (f)(g)(t)	2,542,225	2,433,901
Red Planet Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.756% 9/30/28 (f)(g)(t)	1,351,900	1,276,707
Renaissance Holdings Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.0137% 5/31/25 (f)(g)(t)	1,623,928	1,563,713
Sophia LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.256% 10/7/27 (f)(g)(t)	6,995,182	6,725,868
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.5137% 4/16/25 (f)(g)(t)	1,281,080	1,243,454
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 2.5137% 4/16/25 (f)(g)(t)	1,039,882	1,009,341
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 2.5137% 4/16/25 (f)(g)(t)	3,831,493	3,719,536
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.8096% 1/31/27 (f)(g)(t)	665,216	643,956
UKG, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.756% 5/4/26 (f)(g)(t)	4,770,202	4,631,866
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 4.2116% 5/3/26 (f)(g)(t)	5,714,154	5,497,816
2LN, term loan 1 month U.S. LIBOR + 5.250% 6.2116% 5/3/27 (f)(g)(t)	2,665,000	2,550,085
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.0596% 2/28/27 (f)(g)(t)	3,228,700	3,135,875
		100,908,886
Technology Hardware, Storage & Peripherals - 0.1%
Seattle Spinco, Inc.:
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 5.0077% 3/1/27 (f)(g)(t)	5,370,300	5,061,508
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 3.8096% 6/21/24 (f)(g)(t)	4,855,868	4,613,075
		9,674,583
TOTAL INFORMATION TECHNOLOGY		187,314,035
MATERIALS - 0.4%
Chemicals - 0.2%
ARC Falcon I, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.8096% 9/30/28 (f)(g)(t)	2,052,146	1,926,452
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 8.0596% 9/22/29 (f)(g)(t)	345,000	329,475
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/30/28 (g)(t)(v)	300,334	281,939
Aruba Investment Holdings LLC:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.7236% 11/24/28 (f)(g)(t)	485,000	470,450
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.9736% 11/24/27 (f)(g)(t)	2,565,902	2,444,022
Bakelite U.S. Holding Ltd. 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 2/2/29 (g)(t)(u)	890,000	834,375
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.0287% 5/7/25 (c)(f)(g)(t)	3,245,824	3,124,106
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.964% 5/7/25 (f)(g)(t)	1,746,491	1,672,265
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.0596% 1/31/26 (f)(g)(t)	725,766	717,601
Groupe Solmax, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.756% 7/23/28 (f)(g)(t)	1,430,000	1,324,538
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.006% 7/3/28 (f)(g)(t)	1,116,577	1,035,279
Hexion Holdings Corp. 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.500% 5.9241% 3/15/29 (f)(g)(t)	3,970,000	3,728,505
Hexion, Inc. 2LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 7.000% 8.3192% 2/9/30 (f)(g)(t)	675,000	594,000
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.8096% 1/20/26 (f)(g)(t)	3,317,663	3,213,986
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.6511% 1/3/29 (f)(g)(t)	770,000	743,050
Manchester Acquisition Sub LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.750% 6.5% 12/1/26 (f)(g)(t)	1,603,488	1,475,209
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.506% 3/1/26 (f)(g)(t)	2,078,988	2,002,585
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.8125% 11/9/28 (f)(g)(t)	3,366,563	3,200,355
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.250% 4.125% 10/11/24 (f)(g)(t)	1,013,268	984,775
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.006% 10/1/25 (f)(g)(t)	3,737,371	3,609,665
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.81% 4/3/25 (f)(g)(t)	1,899,153	1,832,341
W.R. Grace Holding LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.8125% 9/22/28 (f)(g)(t)	1,565,000	1,521,963
		37,066,936
Construction Materials - 0.0%
Smyrna Ready Mix LLC Tranche B 1lN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 5.0504% 4/1/29 (f)(g)(t)	575,000	552,000
VM Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.6044% 3/27/28 (f)(g)(t)	2,131,791	2,073,167
White Capital Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.7841% 10/19/27 (f)(g)(t)	1,630,227	1,553,948
		4,179,115
Containers & Packaging - 0.2%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.3096% 3/3/28 (f)(g)(t)	2,249,795	2,123,941
Berlin Packaging, LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.3147% 3/11/28 (f)(g)(t)	1,567,125	1,488,487
Berry Global, Inc. Tranche Z 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5944% 7/1/26 (f)(g)(t)	2,530,575	2,475,535
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.05% 4/3/24 (f)(g)(t)	345,311	331,499
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.8096% 12/21/26 (f)(g)(t)	2,033,500	1,992,830
Charter NEX U.S., Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.8096% 12/1/27 (f)(g)(t)	2,076,231	1,998,372
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 5.3841% 3/30/29 (f)(g)(t)	8,610,000	8,179,500
Graham Packaging Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.0596% 8/4/27 (f)(g)(t)	2,550,743	2,415,401
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5544% 2/9/26 (f)(g)(t)	1,074,150	951,514
Pregis TopCo Corp. 1LN, term loan:
1 month U.S. LIBOR + 4.000% 5.0596% 8/1/26 (f)(g)(t)	746,250	712,669
3 month U.S. LIBOR + 4.000% 5.0596% 7/31/26 (f)(g)(t)	733,125	697,077
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.0625% 7/26/23 (f)(g)(t)	567,979	556,620
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.8096% 1/30/27 (f)(g)(t)	2,254,318	2,190,927
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.5596% 9/24/28 (f)(g)(t)	1,542,250	1,468,037
		27,582,409
Metals & Mining - 0.0%
Atkore International, Inc. Tranche B1LN, term loan 1 month U.S. LIBOR + 2.000% 3.0625% 5/26/28 (f)(g)(t)	1,016,425	998,638
Tiger Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.7579% 6/1/28 (f)(g)(t)	992,500	890,153
		1,888,791
Paper & Forest Products - 0.0%
Journey Personal Care Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.256% 3/1/28 (f)(g)(t)	621,867	516,150
Neenah, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.0625% 4/6/28 (f)(g)(t)	843,625	828,600
		1,344,750
TOTAL MATERIALS		72,062,001
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.8096% 8/21/25 (f)(g)(t)	4,401,998	4,267,209
Lightstone Holdco LLC:
Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 5.750% 7.0241% 1/30/27 (f)(g)(t)	1,785,578	1,620,412
Tranche C 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 5.750% 7.0241% 1/30/27 (f)(g)(t)	100,709	91,394
		5,979,015
UTILITIES - 0.2%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME TERM SOFR 1 MONTH INDEX + 3.750% 8/1/25 (g)(t)(u)	2,145,000	2,072,606
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5137% 8/1/25 (f)(g)(t)	5,792,434	5,529,168
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.08% 12/15/27 (f)(g)(t)	936,311	913,924
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.8007% 11/1/26 (f)(g)(t)	677,250	622,880
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.0625% 6/23/25 (f)(g)(t)	8,994,636	8,699,522
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.7461% 12/31/25 (f)(g)(t)	4,016,976	3,899,198
		21,737,298
Independent Power and Renewable Electricity Producers - 0.1%
Esdec Solar Group BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 6.4997% 8/27/28 (c)(f)(g)(t)	897,000	843,180
Granite Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.756% 3/25/28 (f)(g)(t)	744,375	723,533
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5625% 11/14/25 (f)(g)(t)	967,500	943,313
TerraForm Power Operating LLC Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 2.750% 4.1611% 5/30/29 (f)(g)(t)	1,030,000	1,004,250
		3,514,276
TOTAL UTILITIES		25,251,574
TOTAL BANK LOAN OBLIGATIONS (Cost $1,147,597,551)		1,101,840,498

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Discover Bank 4.682% 8/9/28 (f)	5,039,000	5,038,995
KeyBank NA 6.95% 2/1/28	718,000	802,563
Regions Bank 6.45% 6/26/37	8,935,000	10,277,957
TOTAL BANK NOTES (Cost $15,985,505)		16,119,515

Preferred Securities - 0.8%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd. 4% (Reg. S) (f)(h)		1,000,000	900,200
Telefonica Europe BV:
2.625% (Reg. S) (f)(h)	EUR	2,400,000	2,576,520
3.875% (Reg. S) (f)(h)	EUR	2,100,000	2,196,290
			5,673,010
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV:
3.375% (Reg. S) (f)(h)	EUR	2,500,000	2,681,513
3.748% (Reg. S) (f)(h)	EUR	800,000	807,684
3.875% (Reg. S) (f)(h)	EUR	9,400,000	9,183,147
4.625% (Reg. S) (f)(h)	EUR	5,150,000	5,602,857
			18,275,201
CONSUMER STAPLES - 0.1%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (h)		2,406,000	2,408,707
Danone SA 1.75% (Reg. S) (f)(h)	EUR	2,600,000	2,784,403
			5,193,110
Tobacco - 0.1%
British American Tobacco PLC 3% (Reg. S) (f)(h)	EUR	9,510,000	8,546,339
TOTAL CONSUMER STAPLES			13,739,449
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC Via Gaz Finance PLC 4.5985% (d)(f)(h)		910,000	136,500
FINANCIALS - 0.3%
Banks - 0.2%
AIB Group PLC 6.25% (Reg. S) (f)(h)	EUR	1,780,000	1,901,364
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (f)(h)	EUR	1,800,000	1,949,298
Banco Do Brasil SA 6.25% (d)(f)(h)		805,000	744,524
Banco Mercantil del Norte SA:
6.75% (d)(f)(h)		505,000	480,129
6.875% (d)(f)(h)		1,365,000	1,348,211
7.625% (d)(f)(h)		352,000	342,760
Bank of Nova Scotia:
4.65% (f)(h)		2,677,000	2,460,062
4.9% (f)(h)		1,100,000	1,069,427
Barclays Bank PLC 7.625% 11/21/22		3,345,000	3,403,248
Barclays PLC:
5.875% (Reg. S) (f)(h)	GBP	1,000,000	1,226,057
7.125% (f)(h)	GBP	250,000	318,569
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (d)(f)		485,000	436,894
5.35% 11/12/29 (d)(f)		265,000	257,100
BNP Paribas SA 6.625% (Reg. S) (f)(h)		2,230,000	2,259,258
Emirates NBD Bank PJSC 6.125% (Reg. S) (f)(h)		730,000	728,175
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (f)(h)		200,000	200,750
HSBC Holdings PLC 6.375% (f)(h)		3,050,000	3,080,908
Itau Unibanco Holding SA 6.125% (d)(f)(h)		1,140,000	1,114,350
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 4.2869% (f)(g)(h)		340,000	328,205
3 month U.S. LIBOR + 3.470% 4.7089% (f)(g)(h)		345,000	338,270
Lloyds Banking Group PLC 5.125% (f)(h)	GBP	220,000	266,826
NBK Tier 1 Financing 2 Ltd. 4.5% (d)(f)(h)		650,000	615,794
NBK Tier 1 Ltd. 3.625% (d)(f)(h)		340,000	304,576
Societe Generale 7.875% (Reg. S) (f)(h)		900,000	922,831
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (f)(g)(h)	EUR	1,545,650	1,734,003
Tinkoff Credit Systems 6% (d)(f)(h)		390,000	39,000
			27,870,589
Capital Markets - 0.0%
Credit Suisse Group AG 7.5% (Reg. S) (f)(h)		7,755,000	7,784,779
UBS Group AG 7% (Reg. S) (f)(h)		644,000	666,540
			8,451,319
Insurance - 0.1%
Aviva PLC 6.125% (f)(h)	GBP	3,470,000	4,394,410
QBE Insurance Group Ltd.:
5.25% (Reg. S) (f)(h)		4,059,000	3,894,275
5.875% (d)(f)(h)		2,110,000	2,087,903
			10,376,588
TOTAL FINANCIALS			46,698,496
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Bayer AG 2.375% 11/12/79 (Reg. S) (f)	EUR	8,200,000	8,307,935
INDUSTRIALS - 0.0%
Marine - 0.0%
DP World Salaam 6% (Reg. S) (f)(h)		815,000	817,292
Road & Rail - 0.0%
National Express Group PLC 4.25% (Reg. S) (f)(h)	GBP	900,000	1,082,489
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (f)		3,500,000	3,280,795
TOTAL INDUSTRIALS			5,180,576
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd.:
3.975% (d)(f)(h)		350,000	319,878
5.65% (d)(f)(h)		815,000	800,228
			1,120,106
MATERIALS - 0.0%
Construction Materials - 0.0%
CEMEX S.A.B. de CV 5.125% (d)(f)(h)		855,000	783,873
REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Aroundtown SA 3.375% (Reg. S) (f)(h)	EUR	6,000,000	5,766,239
AT Securities BV 5.25% (Reg. S) (f)(h)		5,250,000	4,974,375
Citycon Oyj 4.496% (Reg. S) (f)(h)	EUR	1,555,000	1,461,397
CPI Property Group SA 3.75% (Reg. S) (f)(h)	EUR	3,955,000	2,786,365
Grand City Properties SA 1.5% (Reg. S) (f)(h)	EUR	6,000,000	5,264,449
Heimstaden Bostad AB:
3.248% (Reg. S) (f)(h)	EUR	5,790,000	5,368,882
3.625% (Reg. S) (f)(h)	EUR	1,410,000	1,184,686
MAF Global Securities Ltd. 5.5% (Reg. S) (f)(h)		795,000	776,765
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (f)(h)	EUR	2,605,000	2,081,871
			29,665,029
UTILITIES - 0.1%
Electric Utilities - 0.1%
EDF SA 5.25% (Reg. S) (f)(h)		9,240,000	9,043,650
Enel SpA 2.5% (Reg. S) (f)(h)	EUR	3,760,000	4,027,357
SSE PLC:
3.74% (Reg. S) (f)(h)	GBP	1,920,000	2,247,010
4% (Reg. S) (f)(h)	EUR	2,760,000	2,859,293
			18,177,310
Multi-Utilities - 0.0%
ELM BV for Firmenich International SA 3.75% (Reg. S) (f)(h)	EUR	705,000	749,445
Veolia Environnement SA 2% (Reg. S) (f)(h)	EUR	3,500,000	3,283,050
			4,032,495
TOTAL UTILITIES			22,209,805
TOTAL PREFERRED SECURITIES (Cost $174,303,418)			151,789,980

Money Market Funds - 7.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (w)	1,098,565,473	1,098,785,186
Fidelity Securities Lending Cash Central Fund 0.82% (w)(x)	366,100,409	366,137,019
TOTAL MONEY MARKET FUNDS (Cost $1,464,920,008)		1,464,922,205

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)		Value ($)
Put Options - 0.0%
Option with an exercise rate of 4.5% on a credit default swap with BNP Paribas S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 36 Index expiring December 2026, paying 5% quarterly. (Cost $517,212)	6/15/22	EUR	21,650,000	62,395

TOTAL INVESTMENT IN SECURITIES - 109.3% (Cost $21,603,579,178)	20,189,939,785
NET OTHER ASSETS (LIABILITIES) - (9.3)%	(1,715,767,365)
NET ASSETS - 100.0%	18,474,172,420

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 6/1/52	(14,300,000)	(13,007,414)
2% 6/1/52	(11,375,000)	(10,346,807)
2% 6/1/52	(11,375,000)	(10,346,807)
2% 6/1/52	(11,425,000)	(10,392,287)
2% 6/1/52	(23,100,000)	(21,011,977)
2% 6/1/52	(11,900,000)	(10,824,352)
2% 6/1/52	(11,900,000)	(10,824,352)
2.5% 6/1/52	(24,625,000)	(23,082,495)
2.5% 6/1/52	(12,325,000)	(11,552,964)
2.5% 6/1/52	(11,850,000)	(11,107,718)
2.5% 6/1/52	(11,950,000)	(11,201,454)
4% 6/1/52	(5,000,000)	(5,049,377)
4% 6/1/52	(1,250,000)	(1,262,344)

TOTAL GINNIE MAE		(150,010,348)

Uniform Mortgage Backed Securities
1.5% 6/1/37	(4,600,000)	(4,247,453)
1.5% 6/1/52	(9,700,000)	(8,229,086)
2% 6/1/37	(8,800,000)	(8,319,437)
2% 6/1/37	(8,800,000)	(8,319,437)
2% 6/1/37	(300,000)	(283,617)
2% 6/1/52	(16,900,000)	(14,994,789)
2% 6/1/52	(26,600,000)	(23,601,265)
2% 6/1/52	(23,050,000)	(20,451,472)
2.5% 6/1/37	(13,400,000)	(12,973,919)
2.5% 6/1/37	(2,100,000)	(2,033,226)
2.5% 6/1/37	(2,400,000)	(2,323,687)
2.5% 6/1/52	(56,300,000)	(51,809,152)
2.5% 6/1/52	(10,000,000)	(9,202,336)
2.5% 6/1/52	(18,350,000)	(16,886,287)
2.5% 6/1/52	(23,450,000)	(21,579,478)
3.5% 6/1/52	(10,800,000)	(10,588,218)
3.5% 6/1/52	(5,700,000)	(5,588,226)
3.5% 6/1/52	(18,000,000)	(17,647,031)
3.5% 6/1/52	(5,400,000)	(5,294,109)
4% 6/1/52	(11,900,000)	(11,904,652)
4.5% 6/1/52	(1,900,000)	(1,933,399)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(258,210,276)

TOTAL TBA SALE COMMITMENTS (Proceeds $405,666,247)		(408,220,624)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	38	Jun 2022	3,332,968	(208,624)	(208,624)
Eurex Euro-Bund Contracts (Germany)	111	Jun 2022	18,061,695	(652,835)	(652,835)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	71	Jun 2022	12,363,216	(2,439,221)	(2,439,221)
TME 10 Year Canadian Note Contracts (Canada)	173	Sep 2022	17,371,807	(172,913)	(172,913)

TOTAL BOND INDEX CONTRACTS					(3,473,593)

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	314	Sep 2022	66,285,891	(39,289)	(39,289)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	507	Sep 2022	57,267,234	(110,095)	(110,095)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	235	Sep 2022	30,193,828	(220,275)	(220,275)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	179	Sep 2022	27,879,250	(405,379)	(405,379)

TOTAL TREASURY CONTRACTS					(775,038)

TOTAL PURCHASED					(4,248,631)

Sold

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	219	Jun 2022	29,738,741	819,926	819,926
ICE Long Gilt Contracts (United Kingdom)	74	Sep 2022	10,813,901	204,067	204,067

TOTAL BOND INDEX CONTRACTS					1,023,993

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	190	Sep 2022	22,696,094	103,505	103,505
CBOT 5-Year U.S. Treasury Note Contracts (United States)	121	Sep 2022	13,667,328	27,171	27,171
CBOT Long Term U.S. Treasury Bond Contracts (United States)	446	Sep 2022	62,189,125	671,462	671,462
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	11	Sep 2022	1,713,250	24,984	24,984

TOTAL TREASURY CONTRACTS					827,122

TOTAL SOLD					1,851,115

TOTAL FUTURES CONTRACTS					(2,397,516)
The notional amount of futures purchased as a percentage of Net Assets is 1.4%
The notional amount of futures sold as a percentage of Net Assets is 0.8%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	340,000	USD	263,370	BNP Paribas S.A.	8/05/22	5,343
EUR	305,000	USD	319,029	BNP Paribas S.A.	8/05/22	9,550
EUR	264,000	USD	275,758	BNP Paribas S.A.	8/05/22	8,652
EUR	390,000	USD	416,762	BNP Paribas S.A.	8/05/22	3,389
EUR	1,205,000	USD	1,296,315	Goldman Sachs Bank USA	8/05/22	1,843
EUR	1,098,000	USD	1,162,557	Royal Bank Of Canada	8/05/22	20,329
EUR	205,000	USD	216,228	State Street Bank And Trust Co	8/05/22	4,621
GBP	235,000	USD	293,509	Citibank NA	8/05/22	2,757
GBP	273,000	USD	343,528	State Street Bank And Trust Co	8/05/22	645
USD	173,504	AUD	250,000	BNP Paribas S.A.	8/05/22	(6,070)
USD	400,168	CAD	519,000	State Street Bank And Trust Co	8/05/22	(10,014)
USD	133,584	CAD	174,000	State Street Bank And Trust Co	8/05/22	(3,933)
USD	224,854,254	EUR	212,516,000	BNP Paribas S.A.	8/05/22	(4,091,215)
USD	4,107,085	EUR	3,879,000	BNP Paribas S.A.	8/05/22	(71,798)
USD	6,468,653	EUR	6,104,000	JPMorgan Chase Bank, N.A.	8/05/22	(107,243)
USD	518,722	EUR	481,000	JPMorgan Chase Bank, N.A.	8/05/22	536
USD	97,421,704	GBP	79,030,000	JPMorgan Chase Bank, N.A.	8/05/22	(2,211,955)
USD	177,787	GBP	145,000	JPMorgan Chase Bank, N.A.	8/05/22	(5,016)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(6,449,579)

Unrealized Appreciation						57,665
Unrealized Depreciation						(6,507,244)
Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 12	Aug 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly		36,070,000	143,530	(475)	143,055
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		3,070,000	27,566	13,827	41,393
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		9,060,000	81,352	(28,014)	53,338
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		580,000	5,208	(874)	4,334
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly		2,950,000	26,489	(11,910)	14,579
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		2,500,000	22,448	(13,614)	8,834
Intesa Sanpaolo SpA	Dec 2026	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	4,100,000	10,806	96,575	107,381

TOTAL CREDIT DEFAULT SWAPS							317,399	55,515	372,914

(1)Notional amount is stated in U.S. Dollars unless otherwise noted

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Jun 2024	8,419,000	(130,188)	0	(130,188)
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Jun 2027	14,409,000	(526,463)	0	(526,463)
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Jun 2032	218,000	(15,186)	0	(15,186)
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Jun 2052	859,000	(129,576)	0	(129,576)
TOTAL INTEREST RATE SWAPS							(801,413)	0	(801,413)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,903,621 or 0.0% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,770,481,693 or 20.4% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security is perpetual in nature with no stated maturity date.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,191,941.
(j)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over-the-counter (OTC) swaps.  At period end, the value of securities pledged amounted to $6,337,113.

(k)	Security or a portion of the security is on loan at period end.
(l)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $571,123.
(m)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(n)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(o)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(p)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(q)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(r)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(s)	Non-income producing
(t)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(u)	The coupon rate will be determined upon settlement of the loan after period end.
(v)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $2,513,786 and $2,373,050, respectively.

(w)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(x)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	3,324
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	521,057
Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	899,094

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	1,204,129,367	6,861,799,977	6,967,144,158	1,363,741	-	-	1,098,785,186	2.1%
Fidelity Securities Lending Cash Central Fund 0.82%	-	4,252,540,543	3,886,403,524	314,029	-	-	366,137,019	1.0%
Total	1,204,129,367	11,114,340,520	10,853,547,682	1,677,770	-	-	1,464,922,205

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Corporate Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations, Bank Loan Obligations, Bank Notes and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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